Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.54%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.54%	[1]
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.18% for the year ended December 31, 2025.
What contributed to performance during the year?

•
Exposure to precious metals contributed the most to the Portfolio’s total return during the year, as gold and silver prices reached new all-time
highs in 2025.
•
The Portfolio’s investment in the iShares Gold Trust was the top contributor to performance.
•
The Portfolio’s allocation to international equities also contributed, as international equities outperformed U.S. equities during the year.
•
Within the fixed income asset class, the Portfolio’s investment in the EQ/Core Plus Bond Portfolio contributed the most to total return.
What detracted from performance during the year?

•
The Portfolio’s allocation to the mid cap equity asset class detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
Exposure to intermediate government bonds produced only modest positive returns.
•
Within the alternative investments category, real estate contributed the least to the Portfolio’s total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class IB)	17.18%	7.12%	8.28%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/All Asset Growth Allocation Index	13.37%	6.87%	7.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 462,346,531
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 446,510
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$462,346,531

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$446,510

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.2%

Equity	52.9%

Fixed Income	19.5%

Alternatives	13.8%

Exchange Traded Funds		13.3%

Commodity	7.1%

Equity	4.1%

Fixed Income	2.1%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-1.5%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.29%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Exposure to precious metals contributed the most to the Portfolio’s total return during the year, as gold and silver prices reached new all-time
highs in 2025.
•
The Portfolio’s investment in the iShares Gold Trust was the top contributor to performance.
•
The Portfolio’s allocation to international equities also contributed, as international equities outperformed U.S. equities during the year.
•
Within the fixed income asset class, the Portfolio’s investment in the EQ/Core Plus Bond Portfolio contributed the most to total return.

What detracted from performance during the year?

•
The Portfolio’s allocation to the mid cap equity asset class detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
Exposure to intermediate government bonds produced only modest positive returns.
•
Within the alternative investments category, real estate contributed the least to the Portfolio’s total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/All Asset Growth Allocation Portfolio (Class K)	17.53%	7.40%	8.55%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/All Asset Growth Allocation Index	13.37%	6.87%	7.51%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 462,346,531
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 446,510
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$462,346,531

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$446,510

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.2%

Equity	52.9%

Fixed Income	19.5%

Alternatives	13.8%

Exchange Traded Funds		13.3%

Commodity	7.1%

Equity	4.1%

Fixed Income	2.1%

Short-Term Investments		2.0%

Cash and Other Assets Less Liabilities		-1.5%

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/MFS International Growth Portfolio	7.8%

EQ/AB Small Cap Growth Portfolio	7.4%

1290 VT GAMCO Small Company Value Portfolio	6.4%

1290 VT GAMCO Mergers & Acquisitions Portfolio	5.5%

iShares Gold Trust	4.8%

EQ/Core Plus Bond Portfolio	4.1%

EQ/JPMorgan Growth Stock Portfolio	4.0%

EQ/Loomis Sayles Growth Portfolio	4.0%

EQ/PIMCO Global Real Return Portfolio	3.9%

EQ/JPMorgan Value Opportunities Portfolio	3.8%

EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 6.56% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 90% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the EQ/Intermediate Government Bond Portfolio, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Intermediate Corporate Bond Portfolio also contributed to total return, as investment grade credit outperformed U.S. Treasuries during the year.

What detracted from performance during the year?

•
The Portfolio’s small allocations to the mid cap and small cap equity asset classes detracted from the Portfolio’s total return relative to the large cap equity asset class.
•
The Portfolio’s investment in the EQ/400 Managed Volatility Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Ultra Conservative Strategy Portfolio (Class IB)	6.56%	1.25%	2.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Ultra Conservative Strategy Index	7.61%	1.78%	2.91%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,752,546,892
Holdings Count | Holding	7
Advisory Fees Paid, Amount	$ 1,829,712
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net A ssets	$1,752,546,892

Number of Portfolio Holdings	7

Total Investment Advisory Fees Paid	$1,829,712

Portfolio Turnover Rate	27%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	89.6%

Equity	10.5%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.5%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.7%

EQ/500 Managed Volatility Portfolio	6.2%

EQ/2000 Managed Volatility Portfolio	2.3%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 M an aged Volatility Portfolio	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	66.5%

EQ/Long-Term Bond Portfolio	13.4%

EQ/Intermediate Corporate Bond Portfolio	9.7%

EQ/500 Managed Volatility Portfolio	6.2%

EQ/2000 Managed Volatility Portfolio	2.3%

EQ/International Managed Volatility Portfolio	1.5%

EQ/400 M an aged Volatility Portfolio	0.5%

EQ/CONSERVATIVE STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$54	0.52%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.52%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its
p
erformance?

The Portfolio’s Class IB shares returned 7.86% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 80% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the EQ/Core Bond Index Portfolio, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Intermediate Corporate Bond Portfolio also contributed meaningfully to total return, as investment grade credit outperformed U.S. Treasuries during the year.
•
Within the equity asset class, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Strategy Portfolio (Class IB)	7.86%	1.93%	3.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Strategy Index	8.58%	2.43%	3.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 541,467,661
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 541,735
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$541,467,661

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$541,735

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	79.5%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.9%

EQ/Intermediate Corporate Bond Portfolio	15.6%

EQ/500 Managed Volatility Portfolio	12.1%

EQ/Long-Term Bond Portfolio	10.5%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.5%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Core Bond Index Portfolio	30.6%

EQ/Intermediate Government Bond Portfolio	15.9%

EQ/Intermediate Corporate Bond Portfolio	15.6%

EQ/500 Managed Volatility Portfolio	12.1%

EQ/Long-Term Bond Portfolio	10.5%

EQ/AB Short Duration Government Bond Portfolio	6.9%

EQ/2000 Managed Volatility Portfolio	4.5%

EQ/International Managed Volatility Portfolio	2.9%

EQ/400 Managed Volatility Portfolio	1.0%

EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.50%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 24% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s investment in the EQ/Core Bond Index Portfolio was the top contributor in the fixed income asset class.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12 /31/25	1 Year	5 Years	10 Years
EQ/Conservative Growth Strategy Portfolio (Class IB)	9.32%	3.76%	5.10%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Growth Strategy Index	10.81%	4.47%	5.78%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,083,164,306
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 1,071,396
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,083,164,306

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$1,071,396

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.5%

Equity	40.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.9%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.4%

EQ/2000 Managed Volatility Portfolio	9.3%

EQ/International Managed Volatility Portfolio	5.7%

EQ/AB Short Duration Government Bond Portfolio	5.5%

EQ/400 Managed Volatility Portfolio	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	23.9%

EQ/Core Bond Index Portfolio	21.8%

EQ/Intermediate Corporate Bond Portfolio	10.9%

EQ/Intermediate Government Bond Portfolio	10.9%

EQ/Long-Term Bond Portfolio	10.4%

EQ/2000 Managed Volatility Portfolio	9.3%

EQ/International Managed Volatility Portfolio	5.7%

EQ/AB Short Duration Government Bond Portfolio	5.5%

EQ/400 Managed Volatility Portfolio	1.6%

EQ/BALANCED STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/BALANCED STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.05% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 30% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to total return.
•
The Portfolio’s investment in the EQ/Core Bond Index Portfolio was the biggest contributor in the fixed income asset class.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Balanced Strategy Portfolio (Class IB)	10.05%	4.68%	6.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Balanced Strategy Index	11.95%	5.68%	6.96%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,129,450,985
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 2,939,989
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,129,450,985

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$2,939,989

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.5%

Fixed Income	49.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.8%

EQ/Core Bond Index Portfolio	17.9%

EQ/2000 Managed Volatility Portfolio	11.7%

EQ/Long-Term Bond Portfolio	9.8%

EQ/Intermediate Government Bond Portfolio	8.9%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	4.0%

EQ/400 Managed Volatility Portfolio	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	29.8%

EQ/Core Bond Index Portfolio	17.9%

EQ/2000 Managed Volatility Portfolio	11.7%

EQ/Long-Term Bond Portfolio	9.8%

EQ/Intermediate Government Bond Portfolio	8.9%

EQ/Intermediate Corporate Bond Portfolio	8.9%

EQ/International Managed Volatility Portfolio	7.1%

EQ/AB Short Duration Government Bond Portfolio	4.0%

EQ/400 Managed Volatility Portfolio	1.9%

EQ/MODERATE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests .

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.83% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 36% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s biggest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s allocation to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocation to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Growth Strategy Portfolio (Class IB)	10.83%	5.67%	7.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Growth Strategy Index	13.05%	6.75%	8.00%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,133,977,103
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,778,152
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,133,977,103

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,778,152

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.5%

Fixed Income	39.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.8%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	14.0%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.3%

EQ/Intermediate Corporate Bond Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	35.8%

EQ/Core Bond Index Portfolio	14.3%

EQ/2000 Managed Volatility Portfolio	14.0%

EQ/International Managed Volatility Portfolio	8.4%

EQ/Long-Term Bond Portfolio	8.3%

EQ/Intermediate Corporate Bond Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	7.2%

EQ/AB Short Duration Government Bond Portfolio	2.5%

EQ/400 Managed Volatility Portfolio	2.3%

EQ/GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.44% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 42% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s allocation to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.
•
The Portfolio’s investment in the EQ/AB Short Duration Government Bond Portfolio had a negligible impact on performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Growth Strategy Portfolio (Class IB)	11.44%	6.61%	8.07%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Growth Strategy Index	14.15%	7.83%	9.04%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,658,302,316
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 4,262,403
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,658,302,316

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$4,262,403

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	70.5%

Fixed Income	29.5%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	41.9%

EQ/2000 Managed Volatility Portfolio	16.4%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.4%

EQ/AB Short Duration Government Bond Portfolio	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	41.9%

EQ/2000 Managed Volatility Portfolio	16.4%

EQ/Core Bond Index Portfolio	10.4%

EQ/International Managed Volatility Portfolio	9.8%

EQ/Long-Term Bond Portfolio	6.7%

EQ/Intermediate Corporate Bond Portfolio	5.2%

EQ/Intermediate Government Bond Portfolio	5.2%

EQ/400 Managed Volatility Portfolio	2.4%

EQ/AB Short Duration Government Bond Portfolio	2.0%

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 49% to the U.S. large cap equity asset class was the largest contributor to total return.
•
The Portfolio’s largest holding, the EQ/500 Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to total return.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.

What detracted from performance during the year?

•
Volatility management detracted from the Portfolio’s total return. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance relative to the large cap equity asset class. An investment in the EQ/400 Managed Volatility Portfolio did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Growth Strategy Portfolio (Class IB)	12.17%	7.61%	9.04%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Growth Strategy Index	15.28%	9.11%	10.22%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,715,488,029
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 5,074,535
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,715,488,029

Number of Portfolio Holdings	9

Total Investment Advisory Fees Paid	$5,074,535

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	80.6%

Fixed Income	19.4%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.1%

EQ/2000 Managed Volatility Portfolio	18.7%

EQ/International Managed Volatility Portfolio	11.1%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/500 Managed Volatility Portfolio	48.1%

EQ/2000 Managed Volatility Portfolio	18.7%

EQ/International Managed Volatility Portfolio	11.1%

EQ/Core Bond Index Portfolio	6.8%

EQ/Long-Term Bond Portfolio	4.6%

EQ/Intermediate Corporate Bond Portfolio	3.4%

EQ/Intermediate Government Bond Portfolio	3.4%

EQ/400 Managed Volatility Portfolio	2.7%

EQ/AB Short Duration Government Bond Portfolio	1.2%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$50	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.48% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 20% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the EQ/Intermediate Government Bond Portfolio was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 80% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class IB)	7.48%	1.74%	3.11%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Allocation Index	8.80%	2.42%	3.60%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 599,819,059
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 294,334
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of Dece m ber 31, 2025)

Net Assets	$599,819,059

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$294,334

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.5%

Fixed Income	79.8%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$24	0.23%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%	[1]
Factors Affecting Performance [Text Block]

How did the
Portfolio
perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.89% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 20% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the EQ/Intermediate Government Bond Portfolio was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 80% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative Allocation Portfolio (Class K)	7.89%	2.00%	3.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative Allocation Index	8.80%	2.42%	3.60%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 599,819,059
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 294,334
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$599,819,059

Number of Portfolio Holdings	34

Total Investment Advisory Fees Paid	$294,334

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.5%

Fixed Income	79.8%

Equity	20.7%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	19.4%

EQ/Core Bond Index Portfolio	16.0%

EQ/PIMCO Ultra Short Bond Portfolio	9.2%

Multimanager Core Bond Portfolio	8.0%

ATM Large Cap Managed Volatility Portfolio	6.7%

EQ/Long-Term Bond Portfolio	6.2%

1290 VT DoubleLine Opportunistic Bond Portfolio	6.0%

EQ/Quality Bond PLUS Portfolio	4.8%

EQ/Core Plus Bond Portfolio	4.7%

1290 Diversified Bond Fund	4.0%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$55	0.53%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 59% to the fixed income asset class also produced positive returns.

What detracted from performance
during
the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized
in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class IB)	9.06%	3.38%	4.94%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative-Plus Allocation Index	11.20%	4.49%	5.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 746,811,091
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 766,094
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$746,811,091

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$766,094

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.3%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$29	0.28%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.28%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 41% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 59% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the mid cap and small cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Conservative-Plus Allocation Portfolio (Class K)	9.32%	3.64%	5.19%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
EQ/Conservative-Plus Allocation Index	11.20%	4.49%	5.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 746,811,091
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 766,094
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$746,811,091

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$766,094

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the
Portfolio

invest
in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.3%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Intermediate Government Bond Portfolio	13.5%

ATM Large Cap Managed Volatility Portfolio	11.5%

EQ/Core Bond Index Portfolio	11.3%

EQ/Long-Term Bond Portfolio	6.9%

EQ/PIMCO Ultra Short Bond Portfolio	5.9%

Multimanager Core Bond Portfolio	5.9%

1290 VT DoubleLine Opportunistic Bond Portfolio	4.5%

ATM International Managed Volatility Portfolio	3.9%

EQ/Core Plus Bond Portfolio	3.6%

EQ/Quality Bond PLUS Portfolio	3.5%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IA	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 10.20% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from
performance
during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IA)	10.20%	4.12%	5.77%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,186,316,191
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,820,468
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.25% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class IB)	10.25%	4.14%	5.78%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,186,316,191
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,820,468
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.45% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 51% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 49% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate Allocation Portfolio (Class K)	10.45%	4.40%	6.04%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate Allocation Index	12.79%	5.41%	6.57%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 5,186,316,191
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 4,820,468
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,186,316,191

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$4,820,468

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.7%

Fixed Income	49.2%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	12.5%

EQ/Intermediate Government Bond Portfolio	10.7%

EQ/Core Bond Index Portfolio	8.9%

EQ/Long-Term Bond Portfolio	7.0%

ATM International Managed Volatility Portfolio	6.1%

Multimanager Core Bond Portfolio	4.9%

EQ/PIMCO Ultra Short Bond Portfolio	4.7%

ATM Small Cap Managed Volatility Portfolio	4.0%

1290 VT DoubleLine Opportunistic Bond Portfolio	3.7%

EQ/Quality Bond PLUS Portfolio	3.0%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$51	0.48%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.48%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance
?

The Portfolio’s Class IB shares returned 11.50% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 29% to the ﬁxed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class IB)	11.50%	5.88%	7.67%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate-Plus Allocation Index	15.24%	7.56%	8.62%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 6,752,839,931
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,120,562
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$6,752,839,931

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,120,562

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$25	0.23%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.23%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.74% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 71% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the top contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 29% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
Although the 1290 VT High Yield Bond Portfolio delivered strong returns, the investment did not contribute meaningfully to performance due to the small allocation to the high yield asset class.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Moderate-Plus Allocation Portfolio (Class K)	11.74%	6.16%	7.94%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Moderate-Plus Allocation Index	15.24%	7.56%	8.62%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 6,752,839,931
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 6,120,562
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$6,752,839,931

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$6,120,562

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	17.3%

ATM International Managed Volatility Portfolio	7.9%

ATM Small Cap Managed Volatility Portfolio	7.2%

EQ/Intermediate Government Bond Portfolio	5.9%

EQ/Long-Term Bond Portfolio	5.1%

EQ/Core Bond Index Portfolio	4.8%

EQ/AB Small Cap Growth Portfolio	3.3%

EQ/Large Cap Core Managed Volatility Portfolio	3.3%

EQ/MFS International Growth Portfolio	3.1%

Multimanager Core Bond Portfolio	2.9%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$52	0.49%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.97% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 9% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
The Portfolio’s investments in the EQ/Janus Enterprise Portfolio and the EQ/American Century Mid Cap Value Portfolio did not contribute meaningfully to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class IB)	12.97%	7.79%	9.47%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Allocation Index	17.91%	9.99%	10.78%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,271,429,255
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,935,487
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,271,429,255

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$2,935,487

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.0%

Fixed Income	9.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$26	0.24%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 91% to the equity asset class produced attractive gains.
•
The Portfolio’s investment in the ATM Large Cap Managed Volatility Portfolio, which tracks the broad U.S. stock market, was the biggest single contributor to performance.
•
The Portfolio’s exposure to the international equity asset class also contributed to performance, as international equities outperformed U.S. equities during the year.
•
The Portfolio’s average allocation of 9% to the fixed income asset class also produced positive returns.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from performance.
•
The Portfolio’s investments in the EQ/Janus Enterprise Portfolio and the EQ/American Century Mid Cap Value Portfolio did not contribute meaningfully to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Aggressive Allocation Portfolio (Class K)	13.21%	8.07%	9.75%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Aggressive Allocation Index	17.91%	9.99%	10.78%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,271,429,255
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,935,487
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,271,429,255

Number of Portfolio Holdings	36

Total Investment Advisory Fees Paid	$2,935,487

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.0%

Fixed Income	9.0%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

ATM Large Cap Managed Volatility Portfolio	24.4%

ATM International Managed Volatility Portfolio	10.4%

ATM Small Cap Managed Volatility Portfolio	7.7%

EQ/Large Cap Core Managed Volatility Portfolio	4.5%

EQ/MFS International Growth Portfolio	4.2%

EQ/Global Equity Managed Volatility Portfolio	4.0%

EQ/AB Small Cap Growth Portfolio	3.7%

EQ/ClearBridge Select Equity Managed Volatility Portfolio	3.5%

EQ/International Value Managed Volatility Portfolio	3.2%

EQ/Large Cap Value Managed Volatility Portfolio	2.7%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$69	0.65%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.65%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 56% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was the top contributor to total return.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from total return, as emerging markets outperformed the U.S. equity market during the period.
•
The Portfolio’s investment in the EQ/AB Small Cap Growth Portfolio did not contribute meaningfully to performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class IB)	12.03%	4.95%	6.85%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
Equitable Conservative Growth MF/ETF Index	13.21%	4.26%	6.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 81,008,908
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 77,527
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$81,008,908

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$77,527

Portfolio Turnover Rate	52%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Fixed Income	44.0%

Equity	22.8%

Exchange Traded Funds		31.2%

Equity	24.7%

Fixed Income	6.5%

Cash and Other Assets Less Liabilities		2.0%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$43	0.40%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.36% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 56% to the fixed income asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was the top contributor to total return.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from total return, as emerging markets outperformed the U.S. equity market during the period.
•
The Portfolio’s investment in the EQ/AB Small Cap Growth Portfolio did not contribute meaningfully to performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Equitable Conservative Growth MF/ETF Portfolio (Class K)	12.36%	5.22%	7.12%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
Equitable Conservative Growth MF/ETF Index	13.21%	4.26%	6.02%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 81,008,908
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 77,527
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$81,008,908

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid	$77,527

Portfolio Turnover Rate	52%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		66.8%

Fixed Income	44.0%

Equity	22.8%

Exchange Traded Funds		31.2%

Equity	24.7%

Fixed Income	6.5%

Cash and Other Assets Less Liabilities		2.0%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	35.1%

1290 SmartBeta Equity Fund	11.3%

1290 High Yield Bond Fund	8.9%

Vanguard FTSE Emerging Markets ETF	6.7%

SPDR Portfolio Developed World ex-US ETF	5.7%

iShares Core S&P U.S. Growth ETF	4.9%

iShares MSCI Global Min Vol Factor ETF	4.9%

1290 GAMCO Small/Mid Cap Value Fund	4.9%

1290 Essex Small Cap Growth Fund	3.8%

iShares Broad USD High Yield Corporate Bond ETF	3.5%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$63	0.59%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.43% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 64% to the equity asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was a top contributor to performance.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, also contributed to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class IB)	13.43%	5.71%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Moderate Growth MF/ETF Index	16.22%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 37,737,243
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,737,243

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	43%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.9%

Equity	38.9%

Fixed Income	26.0%

Exchange Traded Funds		33.1%

Equity	28.7%

Fixed Income	4.4%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$37	0.34%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.34%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.58% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 64% to the equity asset class produced positive returns.
•
The Portfolio’s largest holding, the 1290 Diversified Bond Fund, was a top contributor to performance.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, also contributed to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Moderate Growth MF/ETF Portfolio (Class K)	13.58%	5.96%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Moderate Growth MF/ETF Index	16.22%	7.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 37,737,243
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,737,243

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	43%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.9%

Equity	38.9%

Fixed Income	26.0%

Exchange Traded Funds		33.1%

Equity	28.7%

Fixed Income	4.4%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.1%

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 Diversified Bond Fund	20.4%

1290 SmartBeta Equity Fund	19.8%

1290 GAMCO Small/Mid Cap Value Fund	8.1%

Vanguard FTSE Emerging Markets ETF	8.0%

iShares MSCI Global Min Vol Factor ETF	7.4%

1290 Essex Small Cap Growth Fund	6.2%

1290 High Yield Bond Fund	5.6%

SPDR Portfolio Developed World ex-US ETF	5.6%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Avantis ® U.S. Large Cap Growth Fund	2.8%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	T his annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$62	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.58%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 84% to the equity asset class produced positive returns.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, was a top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the first six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class IB)	14.37%	7.30%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Growth MF/ETF Index	19.26%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 38,010,252
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,010,252

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	45%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.5%

Equity	55.7%

Fixed Income	8.8%

Exchange Traded Funds		33.5%

Equity	31.7%

Fixed Income	1.8%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

EQUITABLE GROWTH MF/ETF PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$35	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.63% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 84% to the equity asset class produced positive returns.
•
The Portfolio’s investment in the 1290 Essex Small Cap Growth Fund, which outperformed the broad U.S. equity market, was a top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to performance.

What detracted from performance during the year?

•
Favoring U.S. equities over emerging market equities in the ﬁrst six months of the year detracted from performance, as emerging markets outperformed the U.S. equity market during the period.
•
Exposure to low volatility investments also detracted from performance.
•
The 1290 SmartBeta Equity Fund lagged its benchmark index and delivered only a small return relative to its weight in the Portfolio.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
Equitable Growth MF/ETF Portfolio (Class K)	14.63%	7.56%
MSCI ACWI (Net) Index	22.34%	11.16%
Equitable Growth MF/ETF Index	19.26%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	1.03%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 38,010,252
Holdings Count | Holding	15
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,010,252

Number of Portfolio Holdings	15

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	45%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		64.5%

Equity	55.7%

Fixed Income	8.8%

Exchange Traded Funds		33.5%

Equity	31.7%

Fixed Income	1.8%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

1290 SmartBeta Equity Fund	30.3%

1290 GAMCO Small/Mid Cap Value Fund	10.6%

iShares MSCI Global Min Vol Factor ETF	9.9%

Vanguard FTSE Emerging Markets ETF	8.8%

1290 Essex Small Cap Growth Fund	8.1%

SPDR Portfolio Developed World ex-US ETF	5.2%

iShares Core S&P U.S. Growth ETF	4.9%

1290 Diversified Bond Fund	4.8%

1290 Avantis ® U.S. Large Cap Growth Fund	4.1%

1290 High Yield Bond Fund	4.0%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$58	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 77% to the fixed income asset class contributed positive returns, led by the 1290 Diversified Bond Fund.
•
The U.S. large cap equity asset category was the most significant contributor to total return.
•
The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Small Company Index Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class IB)	9.41%	2.84%	5.08%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 21,466,396
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$21,466,396

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	78.3%

Equity	21.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

TARGET 2015 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$31	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.69% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s average allocation of 77% to the fixed income asset class contributed positive returns, led by the 1290 Diversified Bond Fund.
•
The U.S. large cap equity asset category was the most significant contributor to total return.
•
The Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the biggest single contributor to performance.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Small Company Index Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2015 Allocation Portfolio (Class K)	9.69%	3.09%	5.33%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
S&P Target Date 2015 Index	12.15%	4.91%	6.34%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 21,466,396
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$21,466,396

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	78.3%

Equity	21.7%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/PIMCO Ultra Short Bond Portfolio	16.1%

1290 Diversified Bond Fund	15.2%

EQ/Core Plus Bond Portfolio	13.8%

1290 VT High Yield Bond Portfolio	10.2%

EQ/Equity 500 Index Portfolio	9.0%

EQ/Core Bond Index Portfolio	9.0%

EQ/Quality Bond PLUS Portfolio	7.8%

EQ/Long-Term Bond Portfolio	6.3%

EQ/International Equity Index Portfolio	3.2%

EQ/MFS International Growth Portfolio	1.8%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$61	0.58%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.58%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.12% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the most signiﬁcant contributor to total return.
•
With an average weighting of 23%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.
•
The Portfolio’s average allocation of 48% to the ﬁxed income asset class contributed positive returns, led by the 1290 Diversiﬁed Bond Fund.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Value Equity Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class IB)	13.12%	5.57%	7.41%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 136,406,876
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 95,976
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$136,406,876

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$95,976

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.5%

Fixed Income	48.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

TARGET 2025 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$35	0.33%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.33%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.38% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the most signiﬁcant contributor to total return.
•
With an average weighting of 23%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.
•
The Portfolio’s average allocation of 48% to the ﬁxed income asset class contributed positive returns, led by the 1290 Diversiﬁed Bond Fund.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Investments in the EQ/Value Equity Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2025 Allocation Portfolio (Class K)	13.38%	5.82%	7.68%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2025 Index	13.98%	6.07%	7.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 136,406,876
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 95,976
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$136,406,876

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$95,976

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	51.5%

Fixed Income	48.6%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	22.8%

1290 Diversified Bond Fund	9.1%

EQ/PIMCO Ultra Short Bond Portfolio	9.0%

EQ/Core Plus Bond Portfolio	8.8%

EQ/International Equity Index Portfolio	7.9%

1290 VT High Yield Bond Portfolio	7.1%

EQ/Small Company Index Portfolio	5.0%

EQ/Core Bond Index Portfolio	4.9%

EQ/Quality Bond PLUS Portfolio	4.9%

EQ/Long-Term Bond Portfolio	4.7%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$59	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.70% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 33%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/American Century Mid Cap Value Portfolio and EQ/Janus Enterprise Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 28% to the ﬁxed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class IB)	15.70%	7.50%	8.95%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 294,609,321
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 271,159
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$294,609,321

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$271,159

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

TARGET 2035 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 33%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/American Century Mid Cap Value Portfolio and EQ/Janus Enterprise Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 28% to the ﬁxed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2035 Allocation Portfolio (Class K)	16.03%	7.77%	9.23%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2035 Index	16.80%	8.19%	9.32%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 294,609,321
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 271,159
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$294,609,321

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$271,159

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	71.2%

Fixed Income	28.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	32.7%

EQ/International Equity Index Portfolio	11.2%

EQ/Small Company Index Portfolio	8.8%

EQ/MFS International Growth Portfolio	6.1%

EQ/Emerging Markets Equity PLUS Portfolio	5.2%

EQ/Core Plus Bond Portfolio	5.2%

1290 VT High Yield Bond Portfolio	5.0%

1290 Diversified Bond Fund	4.5%

EQ/PIMCO Ultra Short Bond Portfolio	4.3%

EQ/Long-Term Bond Portfolio	3.5%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$60	0.55%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.55%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.81% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 38%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 18% to the fixed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class IB)	16.81%	8.58%	9.86%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 280,752,302
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 257,571
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$280,752,302

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$257,571

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	81.3%

Fixed Income	18.8%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

TARGET 2045 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$33	0.30%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.30%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.08% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 38%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 18% to the fixed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2045 Allocation Portfolio (Class K)	17.08%	8.85%	10.14%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2045 Index	19.48%	9.84%	10.54%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 280,752,302
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 257,571
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$280,752,302

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$257,571

Portfolio Turnover Rate	11%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	81.3%

Fixed Income	18.8%

Cash and Other Assets Less Liabilities		-0.1%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	37.7%

EQ/International Equity Index Portfolio	13.0%

EQ/Small Company Index Portfolio	10.1%

EQ/MFS International Growth Portfolio	6.9%

EQ/Emerging Markets Equity PLUS Portfolio	5.9%

EQ/Core Plus Bond Portfolio	3.3%

1290 VT High Yield Bond Portfolio	3.0%

EQ/Value Equity Portfolio	2.9%

EQ/Core Bond Index Portfolio	2.7%

1290 Diversified Bond Fund	2.6%

TARGET 2055 ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$68	0.63%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.63%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.90% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 42%, the Portfolio’s investment in the EQ/Equity 500 Index Portf olio
was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 8% to the fixed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2055 Allocation Portfolio (Class IB)	17.90%	9.51%	10.81%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 162,961,414
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 142,492
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$162,961,414

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$142,492

Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

TARGET 2055 ALLOCATION PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$41	0.38%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 18.22% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The U.S. large cap equity asset category was the strongest contributor to total return.
•
With an average weighting of 42%, the Portfolio’s investment in the EQ/Equity 500 Index Portfolio was the top contributor to performance.
•
Exposure to international equities, including emerging markets, also contributed to total return.

What detracted from performance during the year?

•
The Portfolio’s allocations to the small cap and mid cap equity asset classes detracted from total return relative to the large cap equity asset class.
•
Within the equity asset class, the Portfolio’s investments in the EQ/Janus Enterprise Portfolio and EQ/American Century Mid Cap Value Portfolio contributed the least to total return.
•
The Portfolio’s average allocation of 8% to the ﬁxed income asset class did not contribute meaningfully to total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Target 2055 Allocation Portfolio (Class K)	18.22%	9.78%	11.08%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Target Date 2055 Index	20.06%	10.27%	10.91%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 162,961,414
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 142,492
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$162,961,414

Number of Portfolio Holdings	16

Total Investment Advisory Fees Paid	$142,492

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.2%

Fixed Income	8.8%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

EQ/Equity 500 Index Portfolio	41.4%

EQ/International Equity Index Portfolio	14.4%

EQ/Small Company Index Portfolio	12.0%

EQ/MFS International Growth Portfolio	8.8%

EQ/Emerging Markets Equity PLUS Portfolio	6.1%

EQ/Value Equity Portfolio	4.1%

Multimanager Aggressive Equity Portfolio	2.0%

1290 VT High Yield Bond Portfolio	1.9%

EQ/Core Plus Bond Portfolio	1.6%

EQ/Long-Term Bond Portfolio	1.4%

1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$111	1.04%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The international equity asset class provided the highest positive impact on performance, contributing approximately 5.6% to the Portfolio’s total return during the year.
•
The large cap equity asset class also had a positive impact, contributing approximately 5.1% to the Portfolio’s total return.
•
Maintaining an overweight position in equities throughout most of the year also contributed to performance, as equities outperformed ﬁxed income.

What detracted from performance during the year?

•
Volatility management detracted from performance. In response to market volatility triggered by U.S. trade policy, the Portfolio de-equitized in April, which limited the Portfolio’s participation in the subsequent equity market recovery.
•
Cash equivalents had a negligible impact on performance, with a near zero-return contribution.
•
The U.S. small cap equity asset class contributed a modest 0.3% to the Portfolio’s total return.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Moderate Growth Allocation Portfolio (Class IB)	13.34%	6.32%	7.46%
S&P 500 ® Index	17.88%	14.42%	16.22%
1290 VT Moderate Growth Allocation Index	16.28%	7.64%	9.71%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 244,972,422
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,378,904
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,972,422

Number of Portfolio Holdings	10

Total Investment Advisory Fees Paid	$1,378,904

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.4%

Fixed Income	35.2%

Short-Term Investments		0.6%

Cash and Other Assets Less Liabilities		-0.2%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.2%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.0%

iShares Core MSCI EAFE ETF	15.1%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.2%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	35.2%

Vanguard S&P 500 ETF	16.2%

iShares Core S&P 500 ETF	16.0%

iShares Core MSCI EAFE ETF	15.1%

Vanguard Large-Cap ETF	5.4%

iShares Core S&P Mid-Cap ETF	5.2%

iShares MSCI EAFE ETF	4.4%

iShares Russell 2000 ETF	1.1%

iShares Core S&P Small-Cap ETF	1.0%

JPMorgan Prime Money Market Fund, IM Shares	0.6%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$117	1.10%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Commodities asset category was the top contributor to performance, adding approximately 4.8% to the Portfolio’s total return during the year. Commodities surged 31.4%, driven by a 72.8% gain in precious metals.
•
The Convertible Securities asset category also delivered strong results, contributing 2.9% to the Portfolio’s total return.
•
The Managed Futures and Global Real Estate asset categories added 1.7% and 1.6%, respectively, beneﬁting from trend-following strategies and international property rebounds.

What detracted from performance during the year?

•
The Real Return asset category contributed the least to performance.
•
Within the Commodities asset category, exposures to energy and agriculture were minor detractors.
•
The Portfolio’s cash position was a negligible detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class IB)	13.40%	3.50%	3.22%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.78%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.57%

*	Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 10,406,734
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$10,406,734

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Fixed Income	28.9%

Equity	28.2%

Alternatives	25.8%

Commodity	16.6%

Short-Term Investments		16.7%

Cash and Other Assets Less Liabilities		-16.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$91	0.85%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.65% for the year ended D ece
mber 31, 2025.

What contributed to performance during the year?

•
The Commodities asset category was the top contributor to performance, adding approximately 4.8% to the Portfolio’s total return during the year. Commodities surged 31.4%, driven by a 72.8% gain in precious metals.
•
The Convertible Securities asset category also delivered strong results, contributing 2.9% to the Portfolio’s total return.
•
The Managed Futures and Global Real Estate asset categories added 1.7% and 1.6%, respectively, beneﬁting from trend-following strategies and international property rebounds.

What detracted from performance during the year?

•
The Real Return asset category contributed the least to performance.
•
Within the Commodities asset category, exposures to energy and agriculture were minor detractors.
•
The Portfolio’s cash position was a negligible detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
1290 VT Multi-Alternative Strategies Portfolio (Class K)	13.65%	3.75%	3.48%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	1.78%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.57%

*	Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 10,406,734
Holdings Count | Holding	12
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$10,406,734

Number of Portfolio Holdings	12

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Fixed Income	28.9%

Equity	28.2%

Alternatives	25.8%

Commodity	16.6%

Short-Term Investments		16.7%

Cash and Other Assets Less Liabilities		-16.2%

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Convertible Bond ETF	16.6%

NYLI Merger Arbitrage ETF	13.5%

Vanguard Short-Term Inflation-Protected Securities ETF	12.3%

iMGP DBi Managed Futures Strategy ETF	12.3%

JPMorgan Equity Premium Income ETF	9.4%

Invesco DB Precious Metals Fund	8.3%

Vanguard Global ex-U.S. Real Estate ETF	6.9%

iShares Core U.S. REIT ETF	6.8%

JPMorgan Nasdaq Equity Premium Income ETF	5.1%

Invesco DB Agriculture Fund	4.2%

1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.79% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Convertible bonds delivered strong returns in 2025, outperforming the broader stock market and traditional investment-grade debt.
•
In general, the decline in U.S. Treasury yields provided a favorable backdrop for ﬁxed income markets.
•
The sectors that contributed the most to the Portfolio’s performance were Industrials and Information Technology.
•
Convertible preferred stock issued by The Boeing Company was the top contributor to performance.

What detracted from performance during the year?

•
Sectors that detracted included Transportation, Insurance, and Brokerage, Asset Managers, and Exchanges.
•
A small allocation to cash also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class IB)	15.79%	2.91%	8.89%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Convertible Liquid Bond Index	16.95%	4.00%	11.40%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 57,277,690
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 161,379
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$57,277,690

Number of Portfolio Holdings	330

Total Investment Advisory Fees Paid	$161,379

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.5%

Consumer Discretionary	13.9%

Health Care	11.2%

Financials	10.6%

Utilities	10.5%

Industrials	8.5%

Communication Services	3.5%

Real Estate	2.9%

Materials	1.9%

Energy	1.5%

Consumer Staples	0.5%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT CONVERTIBLE SECURITIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.65%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.09% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Convertible bonds delivered strong returns in 2025, outperforming the broader stock market and traditional investment-grade debt.
•
In general, the decline in U.S. Treasury yields provided a favorable backdrop for ﬁxed income markets.
•
The sectors that contributed the most to the Portfolio’s performance were Industrials and Information Technology.
•
Convertible preferred stock issued by The Boeing Company was the top contributor to performance.

What detracted from performance during the year?

•
Sectors that detracted included Transportation, Insurance, and Brokerage, Asset Managers, and Exchanges.
•
A small allocation to cash also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Convertible Securities Portfolio (Class K)	16.09%	3.17%	9.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Convertible Liquid Bond Index	16.95%	4.00%	11.40%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 57,277,690
Holdings Count | Holding	330
Advisory Fees Paid, Amount	$ 161,379
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$57,277,690

Number of Portfolio Holdings	330

Total Investment Advisory Fees Paid	$161,379

Portfolio Turnover Rate	39%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.5%

Consumer Discretionary	13.9%

Health Care	11.2%

Financials	10.6%

Utilities	10.5%

Industrials	8.5%

Communication Services	3.5%

Real Estate	2.9%

Materials	1.9%

Energy	1.5%

Consumer Staples	0.5%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.2%

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Boeing Co. (The), 6.00%	2.3%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.3%

Western Digital Corp., 3.00%, 11/15/28	2.2%

Wells Fargo & Co., 7.50%	1.4%

Bank of America Corp., 7.25%	1.1%

Lumentum Holdings, Inc., 1.50%, 12/15/29	1.1%

Seagate HDD Cayman, 3.50%, 6/1/28	1.0%

DoorDash, Inc., 0.00%, 5/15/30	0.8%

Albemarle Corp., 7.25%	0.8%

Lumentum Holdings, Inc., 0.38%, 3/15/32	0.8%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Po r tfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perc en tage of a $10,000 investment

Class IB	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.25% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s top performing sectors were emerging market local-currency debt and high yield bonds.
•
Emerging market local-currency debt delivered strong performance in Q4 2025, buoyed by a softer U.S. dollar, improving emerging market growth fundamentals, and attractive yield differentials as global rate-cut expectations broadened
•
High yield debt performed well in Q4 2025 as tight credit spreads, resilient corporate fundamentals, and strong coupon income supported returns, while falling front-end rates from consecutive Fed cuts helped reinforce demand for carry-oriented credit.

What detracted from performance during the year?

•
While all sectors generated positive returns, U.S. Treasuries and emerging markets ﬁxed income lagged the most.
•
Emerging markets ﬁxed income underperformed as rising long-maturity U.S. Treasury yields and a bear-steepening curve pressured hard-currency sovereign spreads, while ﬁscal and inﬂation uncertainty weighed more heavily on dollar-denominated emerging markets credit.
•
U.S. Treasuries lagged as rising intermediate- and long-maturity yields led to a pronounced bear-steepening of the curve, with longer-duration government securities facing headwinds due to persistent ﬁscal and inﬂation uncertainty that muted total returns relative to credit-oriented sectors.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT DoubleLine Opportunistic Bond Portfolio (Class IB)	7.25%	0.27%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 520,706,847
Holdings Count | Holding	846
Advisory Fees Paid, Amount	$ 2,552,628
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$520,706,847

Number of Portfolio Holdings	846

Total Investment Advisory Fees Paid	$2,552,628

Portfolio Turnover Rate	52%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	22.8%

Corporate Bonds	22.6%

U.S. Treasury Obligations	21.0%

Asset-Backed Securities	16.5%

Collateralized Mortgage Obligations	6.3%

Commercial Mortgage-Backed Securities	5.5%

Investment Companies	3.0%

Foreign Government Securities	0.8%

Common Stocks	0.0%	#

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.8%

#	Less than 0.05%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.63% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s top performing sectors were emerging market local-currency debt and high yield bonds.
•
Emerging market local-currency debt delivered strong performance in Q4 2025, buoyed by a softer U.S. dollar, improving emerging market growth fundamentals, and attractive yield differentials as global rate-cut expectations broadened
•
High yield debt performed well in Q4 2025 as tight credit spreads, resilient corporate fundamentals, and strong coupon income supported returns, while falling front-end rates from consecutive Fed cuts helped reinforce demand for carry-oriented credit.

What detracted from performance during the year?

•
While all sectors generated positive returns, U.S. Treasuries and emerging markets fixed income lagged the most.
•
Emerging markets fixed income underperformed as rising long-maturity U.S. Treasury yields and a bear-steepening
curve pressured hard-currency sovereign spreads, while fiscal and inflation uncertainty weighed more heavily on dollar-denominated emerging markets credit.
•
U.S. Treasuries lagged as rising intermediate- and long-maturity yields led to a pronounced bear-steepening of the curve, with longer-duration government securities facing headwinds due to persistent fiscal and inflation uncertainty that muted total returns relative to credit-oriented sectors.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT DoubleLine Opportunistic Bond Portfolio (Class K)	7.63%	0.52%	2.38%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 520,706,847
Holdings Count | Holding	846
Advisory Fees Paid, Amount	$ 2,552,628
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$520,706,847

Number of Portfolio Holdings	846

Total Investment Advisory Fees Paid	$2,552,628

Portfolio Turnover R at e	52%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	22.8%
Corporate Bonds	22.6%

U.S. Treasury Obligations	21.0%
Asset-Backed Securities	16.5%
Collateralized Mortgage Obligations	6.3%

Commercial Mortgage-Backed Securities	5.5%

Investment Companies	3.0%

Foreign Government Securities	0.8%

Common Stocks	0.0%	#

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.8%

#	Less than 0.05%

1290 VT EQUITY INCOME PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$101	0.95%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.04% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, eight of eleven sectors contributed positively to the Portfolio’s performance during the year.
•
The Financials, Health Care, and Industrials sectors contributed the most to performance.
•
67% of the stocks in the Portfolio had a positive impact on performance. The top 5 contributors were CVS Health Corporation, JPMorgan Chase & Co., Philip Morris International Inc., Johnson Controls International PLC, and Smith & Nephew PLC.

What detracted from performance during the year?

•
Three sectors had a negative impact on the Portfolio’s performance during the year.
•
The Consumer Discretionary, Materials, and Communication Services sectors detracted from performance.
•
33% of the stocks in the Portfolio had a negative impact on performance. The stocks that detracted the most were UnitedHealth Group Inc., Comcast Corporation, Fidelity National Information Services, Inc., Air Products and Chemicals, Inc., and Skyworks Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class IB)	13.04%	11.25%	8.85%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 445,757,273
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,618,364
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$445,757,273

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$ 2,618,364

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio
inv
est in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.1%

Health Care	15.7%

Consumer Staples	13.2%

Energy	10.1%

Utilities	8.5%

Industrials	8.0%

Real Estate	7.5%

Materials	6.8%

Information Technology	6.1%

Communication Services	3.0%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

1290 VT EQUITY INCOME PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, eight of eleven sectors contributed positively to the Portfolio’s performance during the year.
•
The Financials, Health Care, and Industrials sectors contributed the most to performance.
•
67% of the stocks in the Portfolio had a positive impact on performance. The top 5 contributors were CVS Health Corporation, JPMorgan Chase & Co., Philip Morris International Inc., Johnson Controls International PLC, and Smith & Nephew PLC.

What detracted from performance during the year?

•
Three sectors had a negative impact on the Portfolio’s performance during the year.
•
The Consumer Discretionary, Materials, and Communication Services sectors detracted from performance.
•
33% of the stocks in the Portfolio had a negative impact on performance. The stocks that detracted the most were UnitedHealth Group Inc., Comcast Corporation, Fidelity National Information Services, Inc., Air Products and Chemicals, Inc., and Skyworks Solutions, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Equity Income Portfolio (Class K)	13.21%	11.52%	9.11%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 445,757,273
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 2,618,364
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$445,757,273

Number of Portfolio Holdings	46

Total Investment Advisory Fees Paid	$2,618,364

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the P
ort
folio in
ve
st in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.1%

Health Care	15.7%

Consumer Staples	13.2%

Energy	10.1%

Utilities	8.5%

Industrials	8.0%

Real Estate	7.5%

Materials	6.8%

Information Technology	6.1%

Communication Services	3.0%

Short-Term Investments	2.4%

Cash and Other Assets Less Liabilities	-1.4%

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Merck & Co., Inc.	4.0%

JPMorgan Chase & Co.	3.6%

Pinnacle West Capital Corp.	3.1%

Chevron Corp.	3.1%

Northern Trust Corp.	3.0%

Xcel Energy, Inc.	3.0%

Prologis, Inc. (REIT)	3.0%

Wells Fargo & Co.	2.9%

Unilever plc (ADR)	2.9%

Air Products and Chemicals, Inc.	2.9%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last ye ar ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$135	1.25%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.91% for the year ended December 31, 2025.

What contributed to performance during the year?

•
A resurgence in deal activity helped drive performance during the year, with global M&A volume up nearly 50% to $4.6 trillion for 2025. Higher deal activity was underpinned by the need for scale in a world increasingly dominated by technology and the tech giants, lower financing costs and a more flexible regulatory environment.
•
Communication Services was the highest contributor to return by sector on an absolute basis for the year.
•
Millicom International Cellular SA, a Latin American wireless carrier, was a top contributor to performance. The company was up more than 150% during the year.
•
Stock selection of small- and mid-capitalization holdings was the primary driver of returns by market capitalization during the period.

What detracted from performance during the year?

•
Homebuilder Lennar Corporation was the biggest detractor from absolute performance. The company was down 22.8% during the year as the housing market faced challenges.
•
The Portfolio’s lower exposure to companies in the Information Technology sector was the primary detractor from relative performance.
•
The Portfolio’s underweight position in the Financials sector detracted from relative performance.
•
Holdings of already announced deals detracted from performance relative to the broader market, as it was a strong period for the market in general.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class IB)	15.91%	7.70%	5.38%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Long-Only Merger Arbitrage Index	6.83%	3.15%	3.78%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 170,767,934
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,367,921
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]

Portfolio Stat isti cs (as of December 31, 2025)

Net Assets	$170,767,934

Number of Portfolio Holdings	185

Total Investment Advisory Fees Paid	$1,367,921

Portfolio Turnover Rate	142%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Communication Services	19.9%
Industrials	10.7%
Utilities	10.6%
Materials	9.2%
Information Technology	6.3%
Health Care	5.5%
Consumer Discretionary	4.7%
Financials	4.6%
Real Estate	2.5%
Energy	1.1%
Consumer Staples	0.6%
Short-Term Investments	22.3%
Cash and Other Assets Less Liabilities	2.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its perf orm
ance?

The Portfolio’s Class K shares returned 16.16% for the year ended December 31, 2025.

What contributed to performance during the year?

•
A resurgence in deal activity helped drive performance during the year, with global M&A volume up nearly 50% to $4.6 trillion for 2025. Higher deal activity was underpinned by the need for scale in a world increasingly dominated by technology and the tech giants, lower financing costs and a more flexible regulatory environment.
•
Communication Services was the highest contributor to return by sector on an absolute basis for the year.
•
Millicom International Cellular SA, a Latin American wireless carrier, was a top contributor to performance. The company was up more than 150% during the year.
•
Stock selection of small- and mid-capitalization holdings was the primary driver of returns by market capitalization during the period.

What detracted from performance during the year?

•
Homebuilder Lennar Corporation was the biggest detractor from absolute performance. The company was down 22.8% during the year as the housing market faced challenges.
•
The Portfolio’s lower exposure to companies in the Information Technology sector was the primary detractor from relative performance.
•
The Portfolio’s underweight position in the Financials sector detracted from relative performance.
•
Holdings of already announced deals detracted from performance relative to the broader market, as it was a strong period for the market in general.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Mergers & Acquisitions Portfolio (Class K)	16.16%	7.96%	5.65%
S&P 500 ® Index	17.88%	14.42%	14.82%
S&P Long-Only Merger Arbitrage Index	6.83%	3.15%	3.78%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 170,767,934
Holdings Count | Holding	185
Advisory Fees Paid, Amount	$ 1,367,921
Investment Company, Portfolio Turnover	142.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$170,767,934

Number of Portfolio Holdings	185

Total Investment Advisory Fees Paid	$1,367,921

Portfolio Turnover Rate	142%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Communication Services	19.9%
Industrials	10.7%
Utilities	10.6%
Materials	9.2%
Information Technology	6.3%
Health Care	5.5%
Consumer Discretionary	4.7%
Financials	4.6%
Real Estate	2.5%
Energy	1.1%
Consumer Staples	0.6%
Short-Term Investments	22.3%
Cash and Other Assets Less Liabilities	2.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.5%
Conﬂuent, Inc., Class A	4.2%
Fox Corp., Class B	3.1%
Hillenbrand, Inc.	2.8%
Southwest Gas Holdings, Inc.	2.7%
National Fuel Gas Co.	2.6%
Chart Industries, Inc.	2.5%
TXNM Energy, Inc.	2.5%
Vulcan Materials Co.	2.3%
Atlanta Braves Holdings, Inc., Class A	2.3%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.05%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Po
rtf
olio perform last year and what aff
ect
ed its performance?

The Portfolio’s Class IB shares returned 12.82% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Industrials sector was the largest contributor to the Portfolio’s absolute performance during the year.
•
Mueller Industries, Inc., a pipe and industrial component manufacturer, was the top contributor, up 46% during the year.
•
Holdings in the Communication Services and Consumer Discretionary sectors were strong contributors, primarily driven by stock selection.
•
Lower exposure to energy companies contributed slightly to relative returns.

What detracted from performance during the year?

•
HERC Holdings, an equipment rental company, was the biggest detractor from absolute performance. The company was down about 20% during the year as the market digested its acquisition of H&E Equipment.
•
An underweight position in the Financials sector detracted from relative performance.
•
Lower exposure to companies in the Information Technology sector and a higher allocation to companies in the Consumer Staples sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class IB)	12.82%	11.24%	10.77%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,810,087,712
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 24,780,965
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,810,087,712

Number of Portfolio Holdings	377

Total Investment Advisory Fees Paid	$24,780,965

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	46.5%

Consumer Discretionary	14.3%

Communication Services	9.2%

Materials	5.0%

Utilities	4.8%

Consumer Staples	4.3%

Information Technology	3.6%

Financials	3.1%

Real Estate	2.5%

Health Care	2.1%

Energy	1.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.6%

GATX Corp.	3.2%

Crane Co.	2.5%

Herc Holdings, Inc.	2.1%

AMETEK, Inc.	1.7%

Modine Manufacturing Co.	1.7%

Watts Water Technologies, Inc., Class A	1.7%

Penske Automotive Group, Inc.	1.6%

Republic Services, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.6%

GATX Corp.	3.2%

Crane Co.	2.5%

Herc Holdings, Inc.	2.1%

AMETEK, Inc.	1.7%

Modine Manufacturing Co.	1.7%

Watts Water Technologies, Inc., Class A	1.7%

Penske Automotive Group, Inc.	1.6%

Republic Services, Inc.	1.6%

Rush Enterprises, Inc., Class B	1.6%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio
perform
last year and what affected its performance?

The Portfolio’s Class K shares returned 13.11% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Industrials sector was the largest contributor to the Portfolio’s absolute performance during the year.
•
Mueller Industries, Inc., a pipe and industrial component manufacturer, was the top contributor, up 46% during the year.
•
Holdings in the Communication Services and Consumer Discretionary sectors were strong contributors, primarily driven by stock selection.
•
Lower exposure to energy companies contributed slightly to relative returns.

What detracted from performance during the year?

•
HERC Holdings, an equipment rental company, was the biggest detractor from absolute performance. The company was down about 20% during the year as the market digested its acquisition of H&E Equipment.
•
An underweight position in the Financials sector detracted from relative performance.
•
Lower exposure to companies in the
Information
Technology sector and a higher allocation to companies in the Consumer Staples sector also detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT GAMCO Small Company Value Portfolio (Class K)	13.11%	11.52%	11.04%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,810,087,712
Holdings Count | Holding	377
Advisory Fees Paid, Amount	$ 24,780,965
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,810,087,712

Number of Portfolio Holdings	377

Total Investment Advisory Fees Paid	$24,780,965

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Industrials	46.5%
Consumer Discretionary	14.3%
Communication Services	9.2%
Materials	5.0%
Utilities	4.8%
Consumer Staples	4.3%
Information Technology	3.6%
Financials	3.1%
Real Estate	2.5%
Health Care	2.1%
Energy	1.4%
Short-Term Investments	1.3%
Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.6%
GATX Corp.	3.2%
Crane Co.	2.5%
Herc Holdings, Inc.	2.1%
AMETEK, Inc.	1.7%
Modine Manufacturing Co.	1.7%
Watts Water Technologies, Inc., Class A	1.7%
Penske Automotive Group, Inc.	1.6%
Republic Services, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
Mueller Industries, Inc.	3.6%
GATX Corp.	3.2%
Crane Co.	2.5%
Herc Holdings, Inc.	2.1%
AMETEK, Inc.	1.7%
Modine Manufacturing Co.	1.7%
Watts Water Technologies, Inc., Class A	1.7%
Penske Automotive Group, Inc.	1.6%
Republic Services, Inc.	1.6%
Rush Enterprises, Inc., Class B	1.6%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.54% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Credit selection and CCC-rated assets contributed to performance relative to the Portfolio’s benchmark index.
•
An underweight position and credit selection in the Energy sector contributed to relative performance.
•
Credit selection, with a focus on higher quality, within the midstream and retail sectors also contributed to relative performance.

What detracted from performance during the year?

•
Exposure to the Automotive industry was the primary detractor from relative performance during the year.
•
An underweight position in the Communication Services sector, particularly
within the Media and Entertainment industries, detracted from relative performance.
•
The opportunistic allocation to loans underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class IB)	7.54%	3.92%	5.41%
ICE BofA U.S. High Yield Index	8.59%	4.55%	6.48%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 415,206,033
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 1,452,436
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$415,206,033

Number of Portfolio Holdings	475

Total Investment Advisory Fees Paid	$1,452,436

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.2%

Consumer Discretionary	14.3%

Industrials	12.2%

Financials	11.9%

Information Technology	8.5%

Energy	8.4%

Materials	8.0%

Communication Services	7.7%

Health Care	4.9%

Other	6.3%

Exchange Traded Funds		8.9%

Loan Participations		4.6%

Information Technology	2.5%

Financials	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-1.3%

#	Less than 0.05%

1290 VT HIGH YIELD BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.81% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Credit selection and CCC-rated assets contributed to performance relative to the Portfolio’s benchmark index.
•
An underweight position and credit selection in the Energy sector contributed to relative performance.
•
Credit selection, with a focus on higher quality, within the midstream and retail sectors also contributed to relative performance.

What detracted from performance during the year?

•
Exposure to the Automotive industry was the primary detractor from relative performance during the year.
•
An underweight position in the Communication Services sector, particularly within the Media and Entertainment industries, detracted from relative performance.
•
The opportunistic allocation to loans underperformed and detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT High Yield Bond Portfolio (Class K)	7.81%	4.20%	5.69%
ICE BofA U.S. High Yield Index	8.59%	4.55%	6.48%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, whi ch would reduce performance results.
Net Assets	$ 415,206,033
Holdings Count | Holding	475
Advisory Fees Paid, Amount	$ 1,452,436
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$415,206,033

Number of Portfolio Holdings	475

Total Investment Advisory Fees Paid	$1,452,436

Portfolio Turnover Rate	38%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.2%

Consumer Discretionary	14.3%

Industrials	12.2%

Financials	11.9%

Information Technology	8.5%

Energy	8.4%

Materials	8.0%

Communication Services	7.7%

Health Care	4.9%

Other	6.3%

Exchange Traded Funds		8.9%

Loan Participations		4.6%

Information Technology	2.5%

Financials	1.5%

Other	0.6%

Common Stocks		0.0%#

Short-Term Investments		5.6%

Cash and Other Assets Less Liabilities		-1.3%

#	Less than 0.05%

1290 VT MICRO CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.42
%
for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials and Financials.
•
The stocks that contributed the most to performance were Cidara Therapeutics, Inc., a company that develops immunotherapies, Argan, Inc., a company that provides services to the power industry, and Willdan Group Inc., a professional consulting and technical services firm.
•
In the actively managed portion of the Portfolio, security selection within the Industrials sector contributed to performance relative to the Portfolio’s benchmark index, led by an allocation to Kratos Defense & Security Solutions, Inc., a software company that addresses the defense and national security markets. Security selection within the Communication Services sector also contributed, driven by an allocation to Sphere Entertainment Co., a live entertainment and media company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Consumer Discretionary and Communication Services.
•
The stocks that detracted the most from performance were Grid Dynamics Holdings, Inc., a technology consulting and digital engineering firm, uniQure N.V., a company that develops treatments for rare diseases, and Weave Communications, Inc., a customer engagement platform.
•
In the actively managed portion of the Portfolio, security selection within the Financials sector detracted, driven by an allocation to Sezzle, Inc., a fintech company that
provides point-of-sale financing options and digital payment services.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class IB)	16.42%	4.31%	12.26%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Microcap ® Index	22.98%	7.32%	9.58%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 176,860,122
Holdings Count | Holding	1,373
Advisory Fees Paid, Amount	$ 1,064,982
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,860,122

Number of Portfolio Holdings	1,373

Total Investment Advisory Fees Paid	$1,064,982

Portfolio Turnover Rate	80%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	35.2%

Industrials	17.2%

Information Technology	16.3%

Financials	13.0%

Consumer Discretionary	6.0%

Energy	3.5%

Consumer Staples	2.1%

Communication Services	2.1%

Materials	1.9%

Real Estate	1.3%

Utilities	0.4%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-4.0%

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

1290 VT MICRO CAP PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$97	0.90%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.61% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials and Financials.
•
The stocks that contributed the most to performance were Cidara Therapeutics, Inc., a company that develops immunotherapies, Argan, Inc., a company that provides services to the power industry, and Willdan Group Inc., a professional consulting and technical services firm.
•
In the actively managed portion of the Portfolio, security selection within the Industrials sector contributed to performance relative to the Portfolio’s benchmark index, led by an allocation to Kratos Defense & Security Solutions, Inc., a software company that addresses the defense and national security markets. Security selection within the Communication Services sector also contributed, driven by an allocation to Sphere Entertainment Co., a live entertainment and media company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Consumer Discretionary and Communication Services.
•
The stocks that detracted the most from performance were Grid Dynamics Holdings, Inc., a technology consulting and digital engineering firm, uniQure N.V., a company that develops treatments for rare diseases, and Weave Communications, Inc., a customer engagement platform.
•
In the actively managed portion of the Portfolio, security selection within the Financials sector detracted, driven by an allocation to Sezzle, Inc., a fintech company that provides point-of-sale financing options and digital payment services.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Micro Cap Portfolio (Class K)	16.61%	4.56%	12.51%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell Microcap ® Index	22.98%	7.32%	9.58%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 176,860,122
Holdings Count | Holding	1,373
Advisory Fees Paid, Amount	$ 1,064,982
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,860,122

Number of Portfolio Holdings	1,373

Total Investment Advisory Fees Paid	$1,064,982

Portfolio Turnover Rate	80%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	35.2%

Industrials	17.2%

Information Technology	16.3%

Financials	13.0%

Consumer Discretionary	6.0%

Energy	3.5%

Consumer Staples	2.1%

Communication Services	2.1%

Materials	1.9%

Real Estate	1.3%

Utilities	0.4%

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities	-4.0%

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cogent Biosciences, Inc.	2.7%

Terns Pharmaceuticals, Inc.	1.7%

Adaptive Biotechnologies Corp.	1.7%

Celcuity, Inc.	1.7%

Applied Digital Corp.	1.7%

Tarsus Pharmaceuticals, Inc.	1.6%

Centrus Energy Corp., Class A	1.5%

Praxis Precision Medicines, Inc.	1.4%

Artivion, Inc.	1.3%

Terawulf, Inc.	1.3%

1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	0.90%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 28.04% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were gold, integrated oil & gas, diversified metals & mining, copper and steel.
•
The stocks that contributed the most to performance included Newmont Corporation, a gold mining company, Barrick Mining Corp., a mining company that produces gold and copper, and Agnico Eagle Mines Limited, a Canadian-based gold producer.
•
Exxon Mobil Corp. and Shell plc also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the
most
from performance were forest products, precious metals & minerals, paper products, aluminum and silver.
•
The stocks that detracted the most from performance were EOG Resources Inc., an energy company, Occidental Petroleum, Texas Pacific Land Corp., a real estate operating company, Hess Corp., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class IB)	28.04%	16.06%	9.42%
MSCI World (Net) Index	21.09%	12.15%	12.17%
MSCI World Commodity Producers (Net) Index	28.64%	16.61%	9.96%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 37,655,409
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,655,409

Number of Portfolio Holdings	81

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	52.6%

Canada	16.6%

Australia	13.4%

France	3.8%

Japan	1.8%

Brazil	1.7%

South Africa	1.3%

Italy	1.1%

Norway	1.1%

Chile	0.9%

Other	4.8%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	42.1%

Oil & Gas Exploration & Production	14.4%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Gold	14.3%

Diversified Metals & Mining	13.5%

Steel	4.3%

Copper	3.6%

Fertilizers & Agricultural Chemicals	2.9%

Paper Products	0.7%

Aluminum	0.3%

Silver	0.3%

Forest Products	0.2%

Food, Beverage & Tobacco		1.3%

Agricultural Products & Services	1.3%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		0.2%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT NATURAL RESOURCES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$74	0.65%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 28.29% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were gold, integrated oil & gas, diversified metals & mining, copper and steel.
•
The stocks that contributed the most to performance included Newmont Corporation, a gold mining company, Barrick Mining Corp., a mining company that produces gold and copper, and Agnico Eagle Mines Limited, a Canadian-based gold producer.
•
Exxon Mobil Corp. and Shell plc also
contributed
to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were forest products, precious metals & minerals, paper products, aluminum and silver.
•
The stocks that detracted the most from performance were EOG Resources Inc., an energy company, Occidental Petroleum, Texas Pacific
Land
Corp., a real estate operating company, Hess Corp., and ConocoPhillips.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Natural Resources Portfolio (Class K)	28.29%	16.35%	9.70%
MSCI World (Net) Index	21.09%	12.15%	12.17%
MSCI World Commodity Producers (Net) Index	28.64%	16.61%	9.96%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 37,655,409
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$37,655,409

Number of Portfolio Holdings	81

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	52.6%

Canada	16.6%

Australia	13.4%

France	3.8%

Japan	1.8%

Brazil	1.7%

South Africa	1.3%

Italy	1.1%

Norway	1.1%

Chile	0.9%

Other	4.8%

Sector & Industry Weightings (as a % of Net Assets)

Energy		57.7%

Integrated Oil & Gas	42.1%

Oil & Gas Exploration & Production	14.4%

Coal & Consumable Fuels	1.2%

Materials		40.1%

Gold	14.3%

Diversified Metals & Mining	13.5%

Steel	4.3%

Copper	3.6%

Fertilizers & Agricultural Chemicals	2.9%

Paper Products	0.7%

Aluminum	0.3%

Silver	0.3%

Forest Products	0.2%

Food, Beverage & Tobacco		1.3%

Agricultural Products & Services	1.3%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		0.2%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT REAL ESTATE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.67% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were healthcare REITs, diversiﬁed real estate activities, retail REITs, industrial REITs and diversiﬁed REITs.
•
The stocks that contributed the most to performance included Welltower Inc., a REIT that invests in healthcare infrastructure, Prologis Inc., a REIT that invests in logistics facilities, and Ventas, Inc., a REIT specializing in research, medicine and healthcare facilities.
•
Mitsubishi Estate Co., Ltd. and Mitsui Fudosan Co. Ltd., real estate developers in Japan, also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were data center REITs, multi-family residential REITs, self-storage REITs, other specialized REITs, and single-family residential REITs.
•
The stocks that detracted
the
most from performance were Equinix, Inc., a digital infrastructure company, Alexandria Real Estate Equities, Inc., Digital Realty Trust, Iron Mountain, an information management services company, and AvalonBay Communities, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/ 31 /25	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class IB)	9.67%	2.69%	3.28%
MSCI World (Net) Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	10.70%	3.78%	4.25%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 38,582,672
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 3,314
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,582,672

Number of Portfolio Holdings	363

Total Investment Advisory Fees Paid	$3,314

Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Real Estate			98.0%

Retail REITs	16.0%

Industrial REITs	15.2%

Health Care REITs	13.0%

Multi-Family Residential REITs	7.5%

Real Estate Operating Companies	7.4%

Other	38.9%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Information Technology			0.3%

Internet Services & Infrastructure	0.3%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT REAL ESTATE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sub-industries that contributed the most to performance were healthcare REITs, diversiﬁed real estate activities, retail REITs, industrial REITs and diversiﬁed REITs.
•
The stocks that contributed the most to performance included Welltower Inc., a REIT that invests in healthcare infrastructure, Prologis Inc., a REIT that invests in logistics facilities, and Ventas, Inc., a REIT specializing in research, medicine and healthcare facilities.
•
Mitsubishi Estate Co., Ltd. and Mitsui Fudosan Co. Ltd., real estate developers in Japan, also contributed to performance.

What detracted from performance during the year?

•
The sub-industries that detracted the most from performance were data center REITs, multi-family residential REITs, self-storage REITs, other specialized REITs, and single-family residential REITs.
•
The stocks that detracted the most from performance were Equinix, Inc., a digital infrastructure company, Alexandria Real Estate Equities, Inc., Digital Realty Trust, Iron Mountain, an information management services company, and AvalonBay Communities, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Real Estate Portfolio (Class K)	9.87%	2.94%	3.52%
MSCI World (Net) Index	21.09%	12.15%	12.17%
FTSE EPRA/NAREIT Developed Index	10.70%	3.78%	4.25%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 38,582,672
Holdings Count | Holding	363
Advisory Fees Paid, Amount	$ 3,314
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$38,582,672

Number of Portfolio Holdings	363

Total Investment Advisory Fees Paid	$3,314

Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Industry Group and S ub-Industry Weightings (as a % of Net Assets)

Real Estate			98.0%

Retail REITs	16.0%

Industrial REITs	15.2%

Health Care REITs	13.0%

Multi-Family Residential REITs	7.5%

Data Center REITs	7.4%

Other	38.9%

Consumer Discretionary			0.0%	#

Hotels, Resorts & Cruise Lines	0.0%	#

Health Care			0.2%

Health Care Facilities	0.2%

Information Technology			0.3%	#

Internet services and infrastructure	0.3%	#

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Welltower, Inc. (REIT)	6.8%

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.0%

Simon Property Group, Inc. (REIT)	3.2%

Digital Realty Trust, Inc. (REIT)	2.8%

Realty Income Corp. (REIT)	2.7%

Goodman Group (REIT)	2.2%

Public Storage (REIT)	2.2%

Ventas, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.6%

Material Fund Change [Text Block]

  Material Changes t
o
the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
1290 VT SMALL CAP VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 6.11% for the year ended December 31, 2025.
What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Materials, Industrials and Financials.
•
Sandstorm Gold Ltd., a Canadian gold royalty and streaming company primarily focused on gold, was the top contributor to the Portfolio’s absolute performance.
•
AutoNation, Inc., one of the largest automotive retailers in the U.S., was also a top contributor.
What detracted from performance during the year?

•
The sectors that detracted the most from performance were Energy, Real Estate, and Consumer Staples.
•
Texas Paciﬁc Land Corporation, an energy royalty company with signiﬁcant surface land ownership in the Permian Basin of West Texas, was the largest detractor from the Portfolio’s absolute performance.
•
LandBridge Company LLC, a company that owns and actively manages large surface acreage across Texas and New Mexico, also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class IB)	6.11%	13.44%	11.19%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 399,619,778
Holdings Count | Holding	1,455
Advisory Fees Paid, Amount	$ 2,817,547
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$399,619,778

Number of Portfolio Holdings	1,455

Total Investment Advisory Fees Paid	$2,817,547

Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.4%

Industrials	15.5%

Consumer Discretionary	14.6%

Energy	14.4%

Real Estate	9.6%

Health Care	5.6%

Utilities	5.3%

Materials	4.5%

Information Technology	3.9%

Communication Services	3.3%

Consumer Staples	2.3%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

1290 VT SMALL CAP VALUE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Materials, Industrials and Financials.
•
Sandstorm Gold Ltd., a Canadian gold royalty and streaming company primarily focused on gold, was the top contributor to the Portfolio’s absolute performance.
•
AutoNation, Inc., one of the largest automotive retailers in the U.S., was also a top contributor.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Energy, Real Estate, and Consumer Staples.
•
Texas Pacific Land Corporation, an energy royalty company with significant surface land ownership in the Permian Basin of West Texas, was the largest detractor from the Portfolio’s absolute performance.
•
LandBridge Company LLC, a company that owns and actively manages large surface acreage across Texas and New Mexico, also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Small Cap Value Portfolio (Class K)	6.37%	13.74%	11.47%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 399,619,778
Holdings Count | Holding	1,455
Advisory Fees Paid, Amount	$ 2,817,547
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$399,619,778

Number of Portfolio Holdings	1,455

Total Investment Advisory Fees Paid	$2,817,547

Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	16.4%

Industrials	15.5%

Consumer Discretionary	14.6%

Energy	14.4%

Real Estate	9.6%

Health Care	5.6%

Utilities	5.3%

Materials	4.5%

Information Technology	3.9%

Communication Services	3.3%

Consumer Staples	2.3%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	8.8%

AutoNation, Inc.	4.8%

Penske Automotive Group, Inc.	3.7%

JPMorgan Prime Money Market Fund, IM Shares	3.6%

Landbridge Co. LLC, Class A	3.2%

Hawaiian Electric Industries, Inc.	2.4%

Oshkosh Corp.	1.7%

Mesabi Trust	1.7%

CACI International, Inc., Class A	1.6%

Interparfums, Inc.	1.5%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last
year
and what affected its performance?

The Portfolio’s Class IB shares returned 13.95% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Information Technology, and Communication Services.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corporation, and Microsoft Corp.
•
When U.S. tariffs went into effect in April, resulting in increased market volatility, the Portfolio’s allocation to low volatility companies contributed to performance.

What detracted from performance during the year?

•
The sector that detracted the most from the Portfolio’s absolute performance was Real Estate.
•
A small cash position also detracted from performance.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a ﬁnancial technology company, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class IB)	13.95%	10.21%	10.74%
MSCI World (Net) Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 376,497,142
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 2,565,476
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$376,497,142

Number of Portfolio Holdings	279

Total Investment Advisory Fees Paid	$2,565,476

Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.0%

Information Technology	20.3%

Industrials	14.0%

Consumer Staples	10.7%

Health Care	8.4%

Consumer Discretionary	8.3%

Communication Services	7.6%

Utilities	3.6%

Materials	2.4%

Real Estate	1.2%

Energy	1.0%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$91	0.85%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 14.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Information Technology, and Communication Services.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corporation, and Microsoft Corp.
•
When U.S. tariffs went into effect in April, resulting in increased market volatility, the Portfolio’s allocation to low volatility companies contributed to performance.

What detracted from performance during the year?

•
The sector that detracted the most from the Portfolio’s absolute performance was Real Estate.
•
A small cash position also detracted from performance.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT SmartBeta Equity ESG Portfolio (Class K)	14.31%	10.49%	11.01%
MSCI World (Net) Index	21.09%	12.15%	12.17%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 376,497,142
Holdings Count | Holding	279
Advisory Fees Paid, Amount	$ 2,565,476
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$376,497,142

Number of Portfolio Holdings	279

Total Investment Advisory Fees Paid	$2,565,476

Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.0%

Information Technology	20.3%

Industrials	14.0%

Consumer Staples	10.7%

Health Care	8.4%

Consumer Discretionary	8.3%

Communication Services	7.6%

Utilities	3.6%

Materials	2.4%

Real Estate	1.2%

Energy	1.0%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	4.7%

Apple, Inc.	4.4%

Microsoft Corp.	4.1%

Alphabet, Inc., Class A	3.9%

Amazon.com, Inc.	1.8%

Broadcom, Inc.	1.4%

Visa, Inc., Class A	1.4%

Royal Bank of Canada	1.2%

Costco Wholesale Corp.	1.1%

Mastercard, Inc., Class A	1.1%

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period .
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.90%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 17.23% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Communications Services sector contributed the most to performance, with a return of 57.08% for the year.
•
The Information Technology and Utilities sectors also contributed, with returns of 22.19% and 14.35%, respectively.
•
NVIDIA Corporation was the top contributor to performance.

What detracted from performance during the year?

•
The Consumer Staples sector detracted from performance, with a negative return of -5.14%.
•
The Consumer Discretionary and Real Estate sectors lagged, with returns of 4.25% and 7.36%, respectively.
•
Salesforce, Inc., a cloud-based software company, was the biggest detractor from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
1290 VT Socially Responsible Portfolio (Class IB)	17.23%	13.04%	13.83%
Russell 1000 ® Index	17.37%	13.59%	14.59%
MSCI KLD 400 Social Index	18.23%	14.06%	14.89%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 279,499,489
Holdings Count | Holding	396
Advisory Fees Paid, Amount	$ 1,323,062
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$279,499,489

Number of Portfolio Holdings	396

Total Investment Advisory Fees Paid	$1,323,062

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.4%

Communication Services	12.3%

Financials	11.9%

Consumer Discretionary	9.1%

Industrials	8.1%

Health Care	7.8%

Consumer Staples	4.3%

Real Estate	2.5%

Materials	2.4%

Energy	1.2%

Utilities	0.9%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.1%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.3%

Microsoft Corp.	10.8%

Alphabet, Inc., Class A	5.7%

Alphabet, Inc., Class C	4.8%

Tesla, Inc.	4.0%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.5%

AbbVie, Inc.	1.3%

Advanced Micro Devices, Inc.	1.1%

Home Depot, Inc. (The)	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	14.3%

Microsoft Corp.	10.8%

Alphabet, Inc., Class A	5.7%

Alphabet, Inc., Class C	4.8%

Tesla, Inc.	4.0%

Visa, Inc., Class A	1.9%

Mastercard, Inc., Class A	1.5%

AbbVie, Inc.	1.3%

Advanced Micro Devices, Inc.	1.1%

Home Depot, Inc. (The)	1.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds
ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.15% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Large Cap Managed Volatility Portfolio (Class K)	12.15%	12.25%	13.09%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,739,417,842
Holdings Count | Holding	507
Advisory Fees Paid, Amount	$ 12,124,483
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,739,417,842

Number of Portfolio Holdings	507

Total Investment Advisory Fees Paid	$12,124,483

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.0%

Financials	12.1%

Consumer Discretionary	9.4%

Communication Services	9.3%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	7.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

Alphabet, Inc., Class A	2.7%

Broadcom, Inc.	2.5%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class C	2.1%

Tesla, Inc.	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.5%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

Alphabet, Inc., Class A	2.7%

Broadcom, Inc.	2.5%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class C	2.1%

Tesla, Inc.	2.0%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025 .
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM MID CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 2.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, and Nutanix, Inc., an infrastructure platform provider.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Mid Cap Managed Volatility Portfolio (Class K)	2.17%	6.84%	9.19%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 295,570,285
Holdings Count | Holding	406
Advisory Fees Paid, Amount	$ 1,191,176
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$295,570,285

Number of Portfolio Holdings	406

Total Investment Advisory Fees Paid	$1,191,176

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.3%

Financials	15.0%

Information Technology	12.7%

Consumer Discretionary	10.4%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Exchange Traded Fund	0.2%

Short-Term Investments	6.2%

Cash and Other Assets Less Liabilities	3.2%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.54% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, and Credo Technology Group Holding Ltd.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•
The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment, SoundHound AI, a voice AI company, and Sweetgreen, a restaurant chain.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM Small Cap Managed Volatility Portfolio (Class K)	8.54%	4.44%	8.38%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 971,660,838
Holdings Count | Holding	1,973
Advisory Fees Paid, Amount	$ 4,165,480
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$971,660,838

Number of Portfolio Holdings	1,973

Total Investment Advisory Fees Paid	$4,165,480

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.3%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.9%

Cash and Other Assets Less Liabilities	2.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$72	0.64%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 24.26% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials and Industrials.
•
The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Other detractors included CSL, a supplier of construction products, Recruit Holdings Co., Ltd., an HR technology company, Diageo plc, a British alcoholic beverage company, and Wolters Kluwer, N.V., a company that provides information, software, and services for professionals.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
ATM International Managed Volatility Portfolio (Class K)	24.26%	7.22%	6.93%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 1,227,141,618
Holdings Count | Holding	706
Advisory Fees Paid, Amount	$ 5,341,289
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,227,141,618

Number of Portfolio Holdings	706

Total Investment Advisory Fees Paid	$5,341,289

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.8%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.0%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.7%

Industrials	17.2%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	9.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since
January 1, 2025
.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025 .
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$85	0.80%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.33% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class IB)	13.33%	12.43%	13.15%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 8,154,761,500
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 32,957,572
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$8,154,761,500

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$32,957,572

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.1%

Financials	12.1%

Communication Services	9.6%

Consumer Discretionary	9.4%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

Material Fund Change [Text Block]

  Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/500 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$58	0.55%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.62% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, and ServiceNow, Inc., a cloud computing platform.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/500 Managed Volatility Portfolio (Class K)	13.62%	12.70%	13.43%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 8,154,761,500
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 32,957,572
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$8,154,761,500

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$32,957,572

Portfolio Turnover Rate	2%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.1%

Financials	12.1%

Communication Services	9.6%

Consumer Discretionary	9.4%

Health Care	8.7%

Industrials	7.4%

Consumer Staples	4.3%

Energy	2.5%

Utilities	2.0%

Materials	1.7%

Real Estate	1.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	6.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.0%

Apple, Inc.	6.2%

Microsoft Corp.	5.6%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.2%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.5%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	2.0%

Material Fund Change [Text Block]

  Material Changes to the
Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$86	0.85%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 3.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, and BellRing Brands, Inc., a nutrition products company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class IB)	3.31%	7.06%	9.21%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 770,172,392
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,454,371
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$770,172,392

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,454,371

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.4%

Financials	15.1%

Information Technology	12.7%

Consumer Discretionary	10.5%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	4.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/400 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 3.55% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Industrials, Information Technology, and Financials.
•
The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, and Coherent Corp., a manufacturer of optical materials and semiconductors.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Discretionary and Consumer Staples.
•
The stocks that detracted the most from performance were Sarepta Therapeutics, a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, and BellRing Brands, Inc., a nutrition products company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/400 Managed Volatility Portfolio (Class K)	3.55%	7.33%	9.48%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 770,172,392
Holdings Count | Holding	403
Advisory Fees Paid, Amount	$ 3,454,371
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$770,172,392

Number of Portfolio Holdings	403

Total Investment Advisory Fees Paid	$3,454,371

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	21.4%

Financials	15.1%

Information Technology	12.7%

Consumer Discretionary	10.5%

Health Care	8.0%

Real Estate	5.8%

Materials	4.9%

Consumer Staples	3.9%

Energy	3.6%

Utilities	3.0%

Communication Services	1.8%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	4.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since
January 1, 2025
.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025 .
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.32% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, Credo Technology Group Holding Ltd., Hecla Mining Co., and manufacturer Fabrinet.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Consumer Staples.
•
The stocks that detracted the most from absolute performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, a voice AI company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class IB)	9.32%	4.40%	8.33%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 3,474,354,287
Holdings Count | Holding	1,968
Advisory Fees Paid, Amount	$ 14,773,197
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,474,354,287

Number of Portfolio Holdings	1,968

Total Investment Advisory Fees Paid	$14,773,197

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.4%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.8%

Cash and Other Assets Less Liabilities	2.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/2000 MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.60% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Health Care, Industrials, and Financials.
•
The stocks that contributed the most to performance were Bloom Energy Corp., a manufacturer of power generators, EchoStar Corporation, a telecommunications company, Credo Technology Group Holding Ltd., Hecla Mining Co., and manufacturer Fabrinet.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Consumer Staples.
•
The stocks that detracted the most from absolute performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, a voice AI company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/2000 Managed Volatility Portfolio (Class K)	9.60%	4.67%	8.60%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 3,474,354,287
Holdings Count | Holding	1,968
Advisory Fees Paid, Amount	$ 14,773,197
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,474,354,287

Number of Portfolio Holdings	1,968

Total Investment Advisory Fees Paid	$14,773,197

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	16.9%

Financials	16.0%

Industrials	15.7%

Information Technology	13.3%

Consumer Discretionary	8.1%

Real Estate	5.1%

Energy	4.4%

Materials	4.0%

Utilities	2.7%

Communication Services	2.5%

Consumer Staples	1.7%

Short-Term Investments	6.8%

Cash and Other Assets Less Liabilities	2.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$98	0.86%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 25.90% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class IB)	25.90%	7.28%	6.92%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 1,937,353,283
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 8,437,381
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,937,353,283

Number of Portfolio Holdings	707

Total Investment Advisory Fees Paid	$8,437,381

Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.9%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.1%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Industrials	17.3%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.0%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.61%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 26.18% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, HSBC Holdings PLC, Banco Santander SA, and Roche Holding AG, a Swiss healthcare company.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stock that detracted the most from performance was Novo Nordisk A/S, a Danish pharmaceutical company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Managed Volatility Portfolio (Class K)	26.18%	7.56%	7.19%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 1,937,353,283
Holdings Count | Holding	707
Advisory Fees Paid, Amount	$ 8,437,381
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics
(as of December 31, 2025)

Net Assets	$1,937,353,283

Number of Portfolio Holdings	707

Total Investment Advisory Fees Paid	$8,437,381

Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	19.9%

United Kingdom	10.2%

Germany	8.7%

United States	8.5%

France	8.2%

Australia	6.3%

Switzerland	4.5%

Netherlands	4.1%

Spain	3.4%

Italy	3.0%

Other	13.1%

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Industrials	17.3%

Health Care	10.2%

Consumer Discretionary	8.8%

Information Technology	7.5%

Consumer Staples	6.6%

Materials	5.0%

Communication Services	3.9%

Utilities	3.3%

Energy	2.8%

Real Estate	1.7%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.0%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to lower the asset levels required to reach a certain breakpoint in, and to add a new breakpoint to, the contractual advisory fee rate schedule for the Portfolio. These changes are intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.12%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.

What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/AB Dynamic Aggressive Growth Portfolio (Class IB)	16.06%	8.69%	7.23%
S&P 500 ® Index	17.88%	14.42%	14.60%
EQ/AB Dynamic Aggressive Growth Index	17.94%	9.81%	9.98%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.88%

*	Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,023,396,607
Holdings Count | Holding	1,303
Advisory Fees Paid, Amount	$ 6,183,326
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,023,396,607

Number of Portfolio Holdings	1,303

Total Investment Advisory Fees Paid	$6,183,326

Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		57.6%

Information Technology	14.8%

Financials	10.0%

Industrials	6.8%

Health Care	5.9%

Consumer Discretionary	5.9%

Communication Services	4.9%

Consumer Staples	3.2%

Materials	1.8%

Energy	1.7%

Utilities	1.6%

Real Estate	1.0%

U.S. Treasury Obligations		13.7%

Exchange Traded Funds		4.4%

Short-Term Investments		23.4%

Cash and Other Assets Less Liabilities		0.9%

EQ/AB DYNAMIC GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$122	1.14%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.14%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 14.89% for the year ended December 31, 2025.

What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.

What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Dynamic Growth Portfolio (Class IB)	14.89%	7.60%	6.95%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/AB Dynamic Growth Index	16.55%	8.73%	9.35%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,030,879,353
Holdings Count | Holding	1,307
Advisory Fees Paid, Amount	$ 7,019,663
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,030,879,353

Number of Portfolio Holdings	1,307

Total Investment Advisory Fees Paid	$7,019,663

Portfolio Turnover Rate	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		67.5%

Information Technology	17.6%

Financials	11.6%

Industrials	7.9%

Consumer Discretionary	6.9%

Health Care	6.9%

Communication Services	5.8%

Consumer Staples	3.8%

Materials	2.0%

Energy	2.0%

Utilities	1.8%

Real Estate	1.2%

U.S. Treasury Obligations		25.7%

Exchange Traded Funds		3.9%

U.S. Government Agency Securities		1.8%

Short-Term Investments		0.3%

Cash and Other Assets Less Liabilities		0.8%

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$121	1.13%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 13.46% for the year ended December 31, 2025.
What contributed to performance during the year?

•
An overweight allocation to international large-cap equities contributed to the Portfolio’s absolute performance.
•
An overweight allocation to U.S. large-cap equities also contributed to absolute performance.
•
Security selection within the international equity asset class contributed to performance.
What detracted from performance during the year?

•
Tactical currency tilts detracted from the Portfolio’s absolute performance.
•
An underweight allocation to U.S. bonds also detracted from absolute performance.
•
Adjustments to equity exposure to address market volatility detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Dynamic Moderate Growth Portfolio (Class IB)	13.46%	6.31%	6.12%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/AB Dynamic Moderate Growth Index	15.00%	7.52%	8.26%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,536,712,103
Holdings Count | Holding	1,307
Advisory Fees Paid, Amount	$ 11,071,233
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,536,712,103

Number of Portfolio Holdings	1,307

Total Investment Advisory Fees Paid	$11,071,233

Portfolio Turnover Rate	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Common Stocks		55.0%

Information Technology	13.9%

Financials	9.7%

Industrials	6.7%

Consumer Discretionary	5.6%

Health Care	5.6%

Communication Services	4.6%

Consumer Staples	3.1%

Materials	1.7%

Energy	1.6%

Utilities	1.5%

Real Estate	1.0%

U.S. Treasury Obligations		37.7%

Exchange Traded Funds		4.0%

U.S. Government Agency Securities		2.5%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		-1.1%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.77%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.17% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a duration perspective, the Portfolio’s overweight exposure in the one-
to
two-year,
two-
to three-year, and three- to four-year parts of the curve contributed to performance.
•
From a sector allocation perspective, the Portfolio’s exposure to commercial mortgage-backed securities, investment grade corporate bonds, and agency securities contributed.

What detracted from performance during the year?

•
From a duration perspective, the Portfolio’s underweight exposure in the less-than-one-year
part of the curve was the only significant detractor from performance.
•
From a sector allocation perspective, the Portfolio’s exposure to asset-backed securities was the only significant detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class IB)	4.17%	2.11%	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-Year U.S. Treasury Note Index	4.38%	2.59%	2.09%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 859,836,130
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 3,519,441
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,836,130

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$3,519,441

Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	35.1%

U.S. Treasury Obligations	15.5%

Corporate Bonds	9.7%

Asset-Backed Securities	4.5%

Collateralized Mortgage Obligations	3.6%

Commercial Mortgage-Backed Securities	0.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.1%

Short-Term Investments	28.8%

Cash and Other Assets Less Liabilities	1.8%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.52%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a duration perspective, the Portfolio’s overweight exposure in the one-
to
two-year,
two-
to three-year, and three- to four-year parts of the curve contributed to performance.
•
From a sector allocation perspective, the Portfolio’s exposure to commercial mortgage-backed securities, investment grade corporate bonds, and agency securities contributed.

What detracted from performance during the year?

•
From a duration perspective, the Portfolio’s underweight exposure in the less-than-one-year
part of the curve was the only significant detractor from performance.
•
From a sector allocation perspective, the Portfolio’s exposure to asset-backed securities was the only significant detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Short Duration Government Bond Portfolio (Class K)	4.40%	2.36%	1.80%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA 1-Year U.S. Treasury Note Index	4.38%	2.59%	2.09%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 859,836,130
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 3,519,441
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,836,130

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$3,519,441

Portfolio Turnover Rate	35%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	35.1%

U.S. Treasury Obligations	15.5%

Corporate Bonds	9.7%

Asset-Backed Securities	4.5%

Collateralized Mortgage Obligations	3.6%

Commercial Mortgage-Backed Securities	0.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.1%

Short-Term Investments	28.8%

Cash and Other Assets Less Liabilities	1.8%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.92%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 9.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials, and Information Technology.
•
Stock selection in the Information Technology, Health Care and Communication Services sectors contributed to performance.
•
Top contributors included Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Credo Technology Group Holding Ltd., Celestica Inc., an electronics manufacturing services provider, Insmed, Inc., a biopharmaceutical company, and Bridgebio Pharma, Inc.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Consumer Discretionary and Consumer Staples.
•
Stock selection within the Consumer Discretionary, Financials and Industrials sectors detracted from performance.
•
Individual detractors included
PROCEPT
BioRobotics Corp., retailer RH (formerly, Restoration Hardware), Vaxcyte, Inc., a vaccine company, and Saia, Inc., a transportation and logistics company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class IB)	9.21%	3.43%	10.10%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,974,829,403
Holdings Count | Holding	1,978
Advisory Fees Paid, Amount	$ 9,744,994
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,974,829,403

Number of Portfolio Holdings	1,978

Total Investment Advisory Fees Paid	$9,744,994

Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.4%

Health Care	20.3%

Information Technology	19.0%

Financials	13.9%

Consumer Discretionary	9.7%

Communication Services	3.6%

Energy	2.9%

Real Estate	2.9%

Materials	2.3%

Utilities	2.1%

Consumer Staples	1.6%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	-1.3%

EQ/AB SMALL CAP GROWTH PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.67%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 9.52% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Health Care, Industrials, and Information Technology.
•
Stock selection in the Information Technology, Health Care and Communication Services sectors contributed to performance.
•
Top contributors included Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Credo Technology Group Holding Ltd., Celestica Inc., an electronics manufacturing services provider, Insmed, Inc., a biopharmaceutical company, and Bridgebio Pharma, Inc.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Consumer Discretionary and Consumer Staples.
•
Stock selection within the Consumer Discretionary, Financials and Industrials sectors detracted from performance.
•
Individual detractors included PROCEPT BioRobotics Corp., retailer RH (formerly, Restoration Hardware), Vaxcyte, Inc., a vaccine company, and Saia, Inc., a transportation and logistics company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/AB Small Cap Growth Portfolio (Class K)	9.52%	3.69%	10.37%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,974,829,403
Holdings Count | Holding	1,978
Advisory Fees Paid, Amount	$ 9,744,994
Investment Company, Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,974,829,403

Number of Portfolio Holdings	1,978

Total Investment Advisory Fees Paid	$9,744,994

Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	20.4%

Health Care	20.3%

Information Technology	19.0%

Financials	13.9%

Consumer Discretionary	9.7%

Communication Services	3.6%

Energy	2.9%

Real Estate	2.9%

Materials	2.3%

Utilities	2.1%

Consumer Staples	1.6%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	-1.3%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	1.00%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Underweight allocations to the Consumer Discretionary and Consumer Staples sectors, along with an overweight allocation to the Technology sector, contributed to the Portfolio’s performance relative to its benchmark index.
•
Stock selection in the Consumer Discretionary and Utilities sectors contributed to relative performance.
•
The Portfolio’s investments in Flex Ltd., a global manufacturing company, and TE Connectivity plc, a technology company, contributed to relative performance.
•
An underweight position in Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index.

What detracted from performance during the year?

•
An underweight allocation to the Communication Services sector and an overweight allocation to the Health Care and Utilities sectors, detracted from the Portfolio’s performance relative to its benchmark index.
•
Stock selection within the Health Care, Financials, and Technology sectors detracted from performance.
•
The Portfolio’s investments in Jefferies Financial Group Inc., an investment bank and financial services firm, Salesforce, Inc., a cloud-based software company, and Fiserv, Inc., a financial technology company, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class IB)	5.37%	4.88%
S&P 500 ® Index	17.88%	13.30%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 12,216,199
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,216,199

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	70%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	18.9%

Industrials	14.4%

Financials	11.9%

Utilities	2.8%

Communication Services	2.1%

Consumer Discretionary	1.7%

Energy	1.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

At a meeting held on December
1-2,

2025, the Board of Trustees of EQ Advisors Trust approved the liquidation and termination of the Portfolio, effective on or before April 30, 2026.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.62% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Underweight allocations to the Consumer Discretionary and Consumer Staples sectors, along with an overweight allocation to the Technology sector, contributed to the Portfolio’s performance relative to its benchmark index.
•
Stock selection in the Consumer Discretionary and Utilities sectors contributed to relative performance.
•
The Portfolio’s investments in Flex Ltd., a global manufacturing company, and TE Connectivity plc, a technology company, contributed to relative performance.
•
An underweight position in Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index.

What detracted from performance during the year?

•
An underweight allocation to the Communication Services sector and an overweight allocation to the Health Care and Utilities sectors, detracted from the Portfolio’s performance relative to its benchmark index.
•
Stock selection within the Health Care, Financials, and Technology sectors detracted from performance.
•
The Portfolio’s investments in Jefferies Financial Group Inc., an investment bank and financial services firm, Salesforce, Inc., a cloud-based software company, and Fiserv, Inc., a financial technology company, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/AB Sustainable U.S. Thematic Portfolio (Class K)	5.62%	5.13%
S&P 500 ® Index	17.88%	13.30%

*	Date of inception: February 15, 2022

Performance Inception Date	Feb. 15, 2022
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	Apr. 30, 2026
Updated Performance Information Location [Text Block]	For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 12,216,199
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,216,199

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid (net of waiver)	$0

Portfolio Turnover Rate	70%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	41.7%

Health Care	18.9%

Industrials	14.4%

Financials	11.9%

Utilities	2.8%

Communication Services	2.1%

Consumer Discretionary	1.7%

Energy	1.4%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	2.2%

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Apple, Inc.	6.1%

Microsoft Corp.	5.1%

NVIDIA Corp.	4.5%

Broadcom, Inc.	3.9%

AbbVie, Inc.	3.8%

Veralto Corp.	3.5%

Rockwell Automation, Inc.	3.5%

TE Connectivity plc	3.4%

Visa, Inc., Class A	3.3%

Johnson & Johnson	3.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented December 3, 2025, at https://equitable-funds.com or upon request by calling
1-877-222-2144.

At a meeting held on December
1-2,
2025, the Board of Trustees of EQ Advisors Trust approved the liquidation and termination of the Portfolio, effective on or before April
30
, 2026.

Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.72% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Industrials sector contributed to performance. Within the sector, overweight positions in the machinery industry buoyed performance.
•
Stock selection in the Real Estate sector also helped the Portfolio’s results. Real estate faced headwinds from still-elevated interest rates, so the Portfolio’s limited exposure to these equities was beneficial.
•
Teradyne, Inc. was the top contributing security on an absolute basis. The semiconductor company benefited from secular demand tailwinds for its artificial intelligence-related computer, networking and memory segments.

What detracted from performance during the year?

•
Stock selection in the Information Technology sector detracted from performance.
•
Stock selection in the Materials sector also weighed on performance.
•
The Portfolio’s limited exposure to the metals and mining industry detracted as precious and base metals did well during the year. Positions in the containers and packaging industry detracted as slowing consumer spending and weak volumes negatively affected these businesses.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class IB)	8.72%	8.64%	8.24%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Value Index	11.05%	9.83%	9.39%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 620,864,388
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 3,745,294
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$620,864,388

Number of Portfolio Holdings	123

Total Investment Advisory Fees Paid	$3,745,294

Portfolio Turnover Rate	73%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.8%

Financials	14.7%

Health Care	14.4%

Consumer Staples	10.4%

Utilities	8.6%

Real Estate	8.4%

Information Technology	7.2%

Energy	6.4%

Materials	5.6%

Consumer Discretionary	3.7%

Communication Services	1.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO - CLASS K
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.98% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Industrials sector contributed to performance. Within the sector, overweight positions in the machinery industry buoyed performance.
•
Stock selection in the Real Estate sector also helped the Portfolio’s results. Real estate faced headwinds from still-elevated interest rates, so the Portfolio’s limited exposure to these equities was beneficial.
•
Teradyne, Inc. was the top contributing security on an absolute basis. The semiconductor company benefited from secular demand tailwinds for its artificial intelligence-related computer, networking and memory segments.

What detracted from performance during the year?

•
Stock selection in the Information Technology sector detracted from performance.
•
Stock selection in the Materials sector also weighed on performance.
•
The Portfolio’s limited exposure to the metals and mining industry detracted as precious and base metals did well during the year. Positions in the containers and packaging industry detracted as slowing consumer spending and weak volumes negatively affected these businesses.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Mid Cap Value Portfolio (Class K)	8.98%	8.91%	10.42%
Russell 1000 ® Index	17.37%	13.59%	15.77%
Russell Midcap ® Value Index	11.05%	9.83%	11.58%

*	Date of inception: June 8, 2020

Performance Inception Date	Jun. 08, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 620,864,388
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 3,745,294
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$620,864,388

Number of Portfolio Holdings	123

Total Investment Advisory Fees Paid	$3,745,294

Portfolio Turnover Rate	73%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	16.8%

Financials	14.7%

Health Care	14.4%

Consumer Staples	10.4%

Utilities	8.6%

Real Estate	8.4%

Information Technology	7.2%

Energy	6.4%

Materials	5.6%

Consumer Discretionary	3.7%

Communication Services	1.3%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	2.5%

Henry Schein, Inc.	1.9%

Commerce Bancshares, Inc.	1.8%

Baker Hughes Co.	1.7%

Willis Towers Watson plc	1.6%

Reinsurance Group of America, Inc.	1.6%

US Bancorp	1.6%

Labcorp Holdings, Inc.	1.6%

Kenvue, Inc.	1.6%

Becton Dickinson & Co.	1.5%

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.10%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.37% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Every asset category contributed to the Portfolio’s absolute performance during the year.
•
The Portfolio’s allocation to U.S. large cap equities contributed the most to absolute performance.

What detracted from performance during the year?

•
Volatility management detracted from the Portfolio’s performance relative to its benchmark index. The Portfolio de-risked
to manage tariff-related volatility in the second quarter. As a result, the Portfolio was underweight U.S. large cap equities during the ensuing
V-shaped
recovery.
•
The Portfolio’s positioning between U.S. and
non-U.S.
equities detracted slightly. On average, the Portfolio overweighted U.S. equities during the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/American Century Moderate Growth Allocation Portfolio (Class IB)	12.37%	5.35%	6.55%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/American Century Moderate Growth Allocation Index	16.44%	7.67%	9.75%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 194,520,914
Holdings Count | Holding	10
Advisory Fees Paid, Amount	$ 1,160,905
Investment Company, Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$194,520,914

Number of Portfolio Holdings	10

Total Investment Advisory Fees Paid	$1,160,905

Portfolio Turnover Rate	100%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.5%

Equity	64.9%

Fixed Income	34.6%

Short-Term Investments		1.0%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.6%

iShares Core MSCI EAFE ETF	15.6%

iShares Core S&P 500 ETF	13.9%

State Street SPDR Portfolio S&P 500 ETF	13.9%

Vanguard S&P 500 ETF	13.9%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Intermediate-Term Corporate Bond ETF	34.6%

iShares Core MSCI EAFE ETF	15.6%

iShares Core S&P 500 ETF	13.9%

State Street SPDR Portfolio S&P 500 ETF	13.9%

Vanguard S&P 500 ETF	13.9%

iShares Russell 2000 ETF	3.9%

iShares Core S&P Mid-Cap ETF	3.6%

JPMorgan Prime Money Market Fund, IM Shares	0.5%

EQ/CAPITAL GROUP RESEARCH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CAPITAL GROUP RESEARCH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	0.95%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 19.83% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Information Technology sector contributed to performance.
•
Investment decisions in the Industrials and Utilities sectors also contributed to performance.
•
Micron Technology, Inc. was a top contributor to performance. The company’s stock price rose on soaring demand for its memory chips.
•
Specialty materials producer ATI, Inc. rallied on strong earnings, driven by aerospace and defense sales.
•
Constellation Energy Corporation benefited from policy support for clean energy and growing investor enthusiasm for nuclear energy.

What detracted from performance during the year?

•
Stock selection in the Health Care and Financials sectors detracted from performance.
•
Stock selection in the Communication Services sector also detracted.
•
Investor concerns about competitive threats from artificial intelligence (AI) hindered several software holdings, including Atlassian Corp., Salesforce, Inc., and ServiceNow Inc.
•
Although KKR & Co. Inc. beat profit expectations, its shares declined amid valuation concerns and what many investors believed was a challenging environment for private equity.
•
Air-conditioning
and refrigeration specialist Carrier Global Corp. fell sharply as European sales stagnated and demand in U.S. residential markets remained soft.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Capital Group Research Portfolio (Class IB)	19.83%	13.80%	15.00%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 725,923,904
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 3,980,831
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$725,923,904

Number of Portfolio Holdings	69

Total Investment Advisory Fees Paid	$3,980,831

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	14.9%

Consumer Discretionary	10.6%

Industrials	10.3%

Communication Services	9.2%

Health Care	7.0%

Utilities	5.9%

Consumer Staples	4.9%

Real Estate	1.9%

Materials	1.5%

Energy	0.5%

Cash and Other Assets Less Liabilities	1.1%

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.5%

Alphabet, Inc., Class C	5.0%

Microsoft Corp.	4.5%

NVIDIA Corp.	4.3%

Amazon.com, Inc.	3.5%

Micron Technology, Inc.	3.2%

Meta Platforms, Inc., Class A	3.1%

Philip Morris International, Inc.	2.8%

Apple, Inc.	2.7%

JPMorgan Chase & Co.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Broadcom, Inc.	7.5%

Alphabet, Inc., Class C	5.0%

Microsoft Corp.	4.5%

NVIDIA Corp.	4.3%

Amazon.com, Inc.	3.5%

Micron Technology, Inc.	3.2%

Meta Platforms, Inc., Class A	3.1%

Philip Morris International, Inc.	2.8%

Apple, Inc.	2.7%

JPMorgan Chase & Co.	2.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.97% to 0.95%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.69% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s performance were Information Technology, Consumer Discretionary, and Communication Services.
•
Stock selection in the Consumer Discretionary sector and an underweight position in the Consumer Staples sector contributed to performance relative to the Portfolio’s benchmark index.
•
Top contributors to relative performance included ASML Holding NV, a leading supplier of photolithography systems, and Taiwan Semiconductor Manufacturing Co. Ltd. Not owning Costco Wholesale Corp. and underweighting Apple Inc. and Tesla, Inc. also contributed to relative performance.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s performance were Health Care, Materials and Real Estate.
•
Stock selection and sector allocation detracted from the Portfolio’s performance relative to its benchmark index.
•
UnitedHealth Group, Inc., PayPal Holdings, Inc., an online payment system, Oracle Corp., a technology company, Salesforce, Inc., a cloud-based software company, and Accenture plc, a professional services company, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class IB)	7.69%	10.47%	13.63%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 449,422,644
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,791,885
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$449,422,644

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid	$2,791,885

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	44.6%

Consumer Discretionary	13.3%

Communication Services	12.5%

Industrials	8.2%

Health Care	7.8%

Financials	7.4%

Materials	2.8%

Real Estate	1.4%

Consumer Staples	1.3%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.96% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s performance were Information Technology, Consumer Discretionary, and Communication Services.
•
Stock selection in the Consumer Discretionary sector and an underweight position in the Consumer Staples sector contributed to performance relative to the Portfolio’s benchmark index.
•
Top contributors to relative performance included ASML Holding NV, a leading supplier of photolithography systems, and Taiwan Semiconductor Manufacturing Co. Ltd. Not owning Costco Wholesale Corp. and underweighting Apple Inc. and Tesla, Inc. also contributed to relative performance.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s performance were Health Care, Materials and Real Estate.
•
Stock selection and sector allocation detracted from the Portfolio’s performance relative to its benchmark index.
•
UnitedHealth Group, Inc., PayPal Holdings, Inc., an online payment system, Oracle Corp., a technology company, Salesforce, Inc., a cloud-based software company, and Accenture plc, a professional services company, detracted the most from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/ClearBridge Large Cap Growth ESG Portfolio (Class K)	7.96%	10.75%	13.91%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 449,422,644
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,791,885
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$449,422,644

Number of Portfolio Holdings	39

Total Investment Advisory Fees Paid	$2,791,885

Portfolio Turnover Rate	22%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	44.6%

Consumer Discretionary	13.3%

Communication Services	12.5%

Industrials	8.2%

Health Care	7.8%

Financials	7.4%

Materials	2.8%

Real Estate	1.4%

Consumer Staples	1.3%

Cash and Other Assets Less Liabilities	0.7%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.9%

Amazon.com, Inc.	7.8%

Microsoft Corp.	7.3%

Meta Platforms, Inc., Class A	6.0%

Apple, Inc.	5.8%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.5%

Alphabet, Inc., Class A	3.0%

Intuitive Surgical, Inc.	2.7%

Palo Alto Networks, Inc.	2.4%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.66% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Industrials.
•
The stocks that contributed the most to performance were NVIDIA Corp., AppLovin Corp., a mobile technology company, Microsoft Corp., and Comfort Systems USA, Inc., a mechanical and electrical contracting services company.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Materials and Utilities.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, HubSpot, Inc., a customer relationship management platform, and Copart, Inc., an online auction company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class IB)	7.66%	8.42%	12.21%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 644,523,924
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 4,078,608
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$644,523,924

Number of Portfolio Holdings	553

Total Investment Advisory Fees Paid	$4,078,608

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.9%

Industrials	10.7%

Health Care	9.6%

Consumer Discretionary	8.8%

Financials	8.2%

Communication Services	5.9%

Consumer Staples	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.4%

Utilities	1.1%

Short-Term Investments	9.7%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.92% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Industrials.
•
The stocks that contributed the most to performance were NVIDIA Corp., AppLovin Corp., a mobile technology company, Microsoft Corp., and Comfort Systems USA, Inc., a mechanical and electrical contracting services company.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Materials and Utilities.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, HubSpot, Inc., a customer relationship management platform, and Copart, Inc., an online auction company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Clearbridge Select Equity Managed Volatility Portfolio (Class K)	7.92%	5.11%
S&P 500 ® Index	17.88%	11.77%

*	Date of inception: October 26, 2021

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 644,523,924
Holdings Count | Holding	553
Advisory Fees Paid, Amount	$ 4,078,608
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$644,523,924

Number of Portfolio Holdings	553

Total Investment Advisory Fees Paid	$4,078,608

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	32.9%

Industrials	10.7%

Health Care	9.6%

Consumer Discretionary	8.8%

Financials	8.2%

Communication Services	5.9%

Consumer Staples	5.6%

Energy	3.0%

Real Estate	2.2%

Materials	1.4%

Utilities	1.1%

Short-Term Investments	9.7%

Cash and Other Assets Less Liabilities	0.9%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.8%

Apple, Inc.	5.2%

Amazon.com, Inc.	1.6%

MercadoLibre, Inc.	1.6%

AppLovin Corp., Class A	1.5%

Casey’s General Stores, Inc.	1.5%

ServiceNow, Inc.	1.5%

Shopify, Inc., Class A	1.4%

EQ/COMMON STOCK INDEX PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 16.30% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Energy.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IA)	16.30%	12.50%	13.54%
Russell 3000 ® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 7,921,280,253
Holdings Count | Holding	1,486
Advisory Fees Paid, Amount	$ 22,403,964
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$7,921,280,253

Number of Portfolio Holdings	1,486

Total Investment Advisory Fees Paid	$22,403,964

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.6%

Financials	13.9%

Consumer Discretionary	10.4%

Health Care	10.0%

Communication Services	10.0%

Industrials	9.4%

Consumer Staples	4.4%

Energy	3.0%

Utilities	2.2%

Real Estate	2.2%

Materials	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/COMMON STOCK INDEX PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.28% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Energy.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Common Stock Index Portfolio (Class IB)	16.28%	12.50%	13.55%
Russell 3000 ® Index	17.15%	13.15%	14.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 7,921,280,253
Holdings Count | Holding	1,486
Advisory Fees Paid, Amount	$ 22,403,964
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$7,921,280,253

Number of Portfolio Holdings	1,486

Total Investment Advisory Fees Paid	$22,403,964

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	31.6%

Financials	13.9%

Consumer Discretionary	10.4%

Health Care	10.0%

Communication Services	10.0%

Industrials	9.4%

Consumer Staples	4.4%

Energy	3.0%

Utilities	2.2%

Real Estate	2.2%

Materials	2.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	6.6%

Apple, Inc.	6.0%

Microsoft Corp.	5.4%

Amazon.com, Inc.	3.4%

Alphabet, Inc., Class A	2.8%

Broadcom, Inc.	2.4%

Alphabet, Inc., Class C	2.3%

Meta Platforms, Inc., Class A	2.2%

Tesla, Inc.	1.9%

Berkshire Hathaway, Inc., Class B	1.4%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/CORE BOND INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.43% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Federal Reserve monetary policy was the most significant driver of performance. The series of three interest rate cuts that began in September supported price appreciation for bonds and led to strong overall performance for the index.
•	Corporate credit spreads tightened throughout much of the year, largely driven by positive corporate sentiment, contributing to returns.
•	The corporate bond sectors that contributed the most were Financials, Utilities, and Industrials.
What detracted from performance during the year?

•	Allocations to U.S. Government Agency securities, U.S. Treasury Obligations, and Supranational bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class IB)	6.43%	0.35%	1.70%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 5,006,629,762
Holdings Count | Holding	2,849
Advisory Fees Paid, Amount	$ 13,335,419
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,006,629,762

Number of Portfolio Holdings	2,849

Total Investment Advisory Fees Paid	$13,335,419

Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	30.8%

Exchange Traded Funds	8.1%

Supranational	2.5%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/CORE BOND INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.59% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Federal Reserve monetary policy was the most significant driver of performance. The series of three interest rate cuts that began in September supported price appreciation for bonds and led to strong overall performance for the index.
•
Corporate credit spreads tightened throughout much of the year, largely driven by positive corporate sentiment, contributing to returns.
•
The corporate bond sectors that contributed the most were Financials, Utilities, and Industrials.

What detracted from performance during the year?

•
Allocations to U.S. Government Agency securities, U.S. Treasury Obligations, and Supranational bonds detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Bond Index Portfolio (Class K)	6.59%	0.60%	1.95%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 5,006,629,762
Holdings Count | Holding	2,849
Advisory Fees Paid, Amount	$ 13,335,419
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$5,006,629,762

Number of Portfolio Holdings	2,849

Total Investment Advisory Fees Paid	$13,335,419

Portfolio Turnover Rate	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	30.8%

Exchange Traded Funds	8.1%

Supranational	2.5%

Foreign Government Securities	2.2%

U.S. Government Agency Securities	1.3%

Municipal Bonds	0.1%

Asset-Backed Securities	0.0%	#

Preferred Stocks	0.0%	#

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	-0.1%

#	Less than 0.05%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/CORE PLUS BOND PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 8.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•
Overweighting Canadian government bonds also contributed to relative performance.
•
Overweighting Mexican sovereign debt was accretive during the year.
•
A long position in the Euro also was accretive during the year.

What detracted from performance during the year?

•
The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•
Overweighting Colombian government bonds detracted from performance.
•
A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IA)	8.53%	-0.74%	2.16%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 750,747,225
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 3,575,390
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

EQ/CORE PLUS BOND PORTFOLIO - CLASS IB
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 8.58% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•	Overweighting Canadian government bonds also contributed to relative performance.
•	Overweighting Mexican sovereign debt was accretive during the year.
•	A long position in the Euro also was accretive during the year.
What detracted from performance during the year?

•	The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•	Overweighting Colombian government bonds detracted from performance.
•	A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class IB)	8.58%	-0.68%	2.17%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 750,747,225
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 3,575,390
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

EQ/CORE PLUS BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 8.76% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Overweighting German bonds contributed to the Portfolio’s performance relative to its benchmark index.
•	Overweighting Canadian government bonds also contributed to relative performance.
•	Overweighting Mexican sovereign debt was accretive during the year.
•	A long position in the Euro also was accretive during the year.
What detracted from performance during the year?

•	The Portfolio’s U.S. Treasury yield curve positioning detracted from performance.
•	Overweighting Colombian government bonds detracted from performance.
•	A long position in the Japanese yen and a short position in the Swiss franc detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Core Plus Bond Portfolio (Class K)	8.76%	-0.44%	2.43%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 750,747,225
Holdings Count | Holding	887
Advisory Fees Paid, Amount	$ 3,575,390
Investment Company, Portfolio Turnover	177.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$750,747,225

Number of Portfolio Holdings	887

Total Investment Advisory Fees Paid	$3,575,390

Portfolio Turnover Rate	177%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	26.2%

U.S. Treasury Obligations	23.6%

Mortgage-Backed Securities	13.7%

Asset-Backed Securities	11.4%

Foreign Government Securities	10.7%

Commercial Mortgage-Backed Securities	4.9%

Collateralized Mortgage Obligations	1.9%

Convertible Bonds	0.1%

Short-Term Investments	3.5%

Cash and Other Assets Less Liabilities	4.0%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$140	1.20%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 33.46% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Materials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, SK Hynix, Inc., a South Korean supplier of memory chips, and Jiangxi Copper Co. Ltd., China’s largest copper producer.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Utilities.
•
The stocks that detracted the most from performance were Micro-Star International Ltd., a Taiwanese technology company, Meituan, a Chinese super-app
that provides
on-demand
services, Infosys Ltd., a digital services company, Tata Consultancy Services Ltd., an Indian IT services company, and ACWA Power Co.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class IB)	33.46%	4.64%	7.73%
MSCI Emerging Markets (Gross Dividends) Index	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 122,625,494
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 528,269
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$122,625,494

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$528,269

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	26.9%

Taiwan	22.8%

India	11.7%

South Korea	11.7%

Brazil	5.3%

South Africa	3.4%

Mexico	2.0%

Saudi Arabia	1.9%

Thailand	1.7%

Indonesia	1.7%

Other	9.3%

Sector Weightings (as a % of Net Assets)

Information Technology	28.9%

Financials	23.5%

Consumer Discretionary	10.3%

Communication Services	8.6%

Materials	6.9%

Industrials	6.2%

Consumer Staples	4.6%

Energy	3.6%

Health Care	2.9%

Utilities	1.5%

Real Estate	1.4%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.7%

EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$111	0.95%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 33.75% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Materials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, SK Hynix, Inc., a South Korean supplier of memory chips, and Jiangxi Copper Co. Ltd., China’s largest copper producer.

What detracted from performance during the year?

•
The sectors that contributed the least to performance were Real Estate and Utilities.
•
The stocks that detracted the most from performance were Micro-Star International Ltd., a Taiwanese technology company, Meituan, a Chinese super-app
that provides
on-demand
services, Infosys Ltd., a digital services company, Tata Consultancy Services Ltd., an Indian IT services company, and ACWA Power Co.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Emerging Markets Equity PLUS Portfolio (Class K)	33.75%	4.89%	8.01%
MSCI Emerging Markets (Gross Dividends) Index	34.36%	4.67%	8.86%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 122,625,494
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 528,269
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$122,625,494

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$528,269

Portfolio Turnover Rate	5%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	26.9%

Taiwan	22.8%

India	11.7%

South Korea	11.7%

Brazil	5.3%

South Africa	3.4%

Mexico	2.0%

Saudi Arabia	1.9%

Thailand	1.7%

Indonesia	1.7%

Other	9.3%

Sector Weightings (as a % of Net Assets)

Information Technology	28.9%

Financials	23.5%

Consumer Discretionary	10.3%

Communication Services	8.6%

Materials	6.9%

Industrials	6.2%

Consumer Staples	4.6%

Energy	3.6%

Health Care	2.9%

Utilities	1.5%

Real Estate	1.4%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.7%

EQ/EQUITY 500 INDEX PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 17.24% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IA)	17.24%	13.79%	14.16%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 12,340,332,286
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 20,019,170
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.1%

Financials	13.2%

Communication Services	10.5%

Consumer Discretionary	10.3%

Health Care	9.5%

Industrials	8.1%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Material Fund Change Adviser [Text Block]	In addition, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/EQUITY 500 INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 17.23% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class IB)	17.23%	13.79%	14.15%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 12,340,332,286
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 20,019,170
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.1%

Financials	13.2%

Communication Services	10.5%

Consumer Discretionary	10.3%

Health Care	9.5%

Industrials	8.1%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.2%

Materials	1.8%

Real Estate	1.8%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.7%

Apple, Inc.	6.8%

Microsoft Corp.	6.1%

Amazon.com, Inc.	3.8%

Alphabet, Inc., Class A	3.1%

Broadcom, Inc.	2.8%

Alphabet, Inc., Class C	2.5%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.1%

Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]
Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.54% to 0.5375%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Material Fund Change Adviser [Text Block]	In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/EQUITY 500 INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year ? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.53% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Materials, and Consumer Staples.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Salesforce, Inc., a cloud-based software company, ServiceNow, Inc., a cloud computing platform, and Accenture plc, a professional services company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Equity 500 Index Portfolio (Class K)	17.53%	14.08%	14.44%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 12,340,332,286
Holdings Count | Holding	506
Advisory Fees Paid, Amount	$ 20,019,170
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$12,340,332,286

Number of Portfolio Holdings	506

Total Investment Advisory Fees Paid	$20,019,170

Portfolio Turnover Rate	3%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	34.1%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.3%
Health Care	9.5%
Industrials	8.1%
Consumer Staples	4.6%
Energy	2.8%
Utilities	2.2%
Materials	1.8%
Real Estate	1.8%
Short-Term Investments	0.1%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
NVIDIA Corp.	7.7%
Apple, Inc.	6.8%
Microsoft Corp.	6.1%
Amazon.com, Inc.	3.8%
Alphabet, Inc., Class A	3.1%
Broadcom, Inc.	2.8%
Alphabet, Inc., Class C	2.5%
Meta Platforms, Inc., Class A	2.4%
Tesla, Inc.	2.1%
Berkshire Hathaway, Inc., Class B	1.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.29% to 0.2875%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s
expenses
. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.29% to 0.2875%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this in f ormation by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$95	0.87%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 18.34% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio generated positive gross returns in all sectors during the year. The top contributing sector to performance was Information Technology, which contributed 7.71% to the Portfolio’s gross return. The Communication Services and Financials sectors rounded out the top three contributors, which collectively represented nearly three-quarters of the Portfolio’s overall return for the period.
•	The top individual contributor to performance was the Portfolio’s position in advertising giant, and parent of the Google search engine, Alphabet Inc. Shares in Alphabet rose over 65% in the period as the firm continued to execute on its artificial intelligence strategy and produce solid financial results.
•	The Portfolio’s stake in semiconductor firm NVIDIA Corp. was another top contributor to absolute returns over the twelve-month period. NVIDIA shares rose over 38% in the past year amid an ongoing surge of investment in artificial intelligence that has triggered huge demand for its products.
What detracted from performance during the year?

•	No sector detracted from absolute returns during the year. The weakest contributors were Real Estate, Consumer Staples, and Materials, which collectively contributed less than 0.5% to the Portfolio’s gross return.
•	The Portfolio’s position in insurance firm UnitedHealth Group Inc. was the top detractor from absolute returns. Shares of UnitedHealth slid nearly 33%, as it faced headwinds stemming from its Medicare Advantage and Optum Care businesses, both of which face rising costs and technical debt issues.
•	The Portfolio’s investment in Gartner Inc. was another top three detractor from absolute performance. Shares of Gartner dropped nearly 49% as the IT research and consulting firm faced multiple coinciding business challenges, including substantial contract terminations related to cuts stemming from Department of Government Efficiency efforts to restrain Federal spending.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class IB)	18.34%	13.86%	15.45%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,469,488,688
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 6,645,569
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,469,488,688

Number of Portfolio Holdings	317

Total Investment Advisory Fees Paid	$6,645,569

Portfolio Turnover Rate	62%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.0%

Financials	13.2%

Communication Services	10.6%

Consumer Discretionary	10.4%

Health Care	9.4%

Industrials	8.2%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.1%

Real Estate	1.7%

Materials	1.7%

Exchange Traded Funds	0.7%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

# Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$68	0.62%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 18.64% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio generated positive gross returns in all sectors during the year. The top contributing sector to performance was Information Technology, which contributed 7.71% to the Portfolio’s gross return. The Communication Services and Financials sectors rounded out the top three contributors, which collectively represented nearly three-quarters of the Portfolio’s overall return for the period.
•	The top individual contributor to performance was the Portfolio’s position in advertising giant, and parent of the Google search engine, Alphabet Inc. Shares in Alphabet rose over 65% in the period as the firm continued to execute on its artificial intelligence strategy and produce solid financial results.
•	The Portfolio’s stake in semiconductor firm NVIDIA Corp. was another top contributor to absolute returns over the twelve-month period. NVIDIA shares rose over 38% in the past year amid an ongoing surge of investment in artificial intelligence that has triggered huge demand for its products.
What detracted from performance during the year?

•	No sector detracted from absolute returns during the year. The weakest contributors were Real Estate, Consumer Staples, and Materials, which collectively contributed less than 0.5% to the Portfolio’s gross return.
•	The Portfolio’s position in insurance firm UnitedHealth Group Inc. was the top detractor from absolute returns. Shares of UnitedHealth slid nearly 33%, as it faced headwinds stemming from its Medicare Advantage and Optum Care businesses, both of which face rising costs and technical debt issues.
•	The Portfolio’s investment in Gartner Inc. was another top three detractor from absolute performance. Shares of Gartner dropped nearly 49% as the IT research and consulting firm faced multiple coinciding business challenges, including substantial contract terminations related to cuts stemming from Department of Government Efficiency efforts to restrain Federal spending.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Fidelity Institutional AM ® Large Cap Portfolio (Class K)	18.64%	14.14%	15.73%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,469,488,688
Holdings Count | Holding	317
Advisory Fees Paid, Amount	$ 6,645,569
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,469,488,688

Number of Portfolio Holdings	317

Total Investment Advisory Fees Paid	$6,645,569

Portfolio Turnover Rate	62%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	34.0%

Financials	13.2%

Communication Services	10.6%

Consumer Discretionary	10.4%

Health Care	9.4%

Industrials	8.2%

Consumer Staples	4.6%

Energy	2.8%

Utilities	2.1%

Real Estate	1.7%

Materials	1.7%

Exchange Traded Funds	0.7%

Short-Term Investments	0.0%#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	8.2%

Apple, Inc.	7.1%

Microsoft Corp.	6.5%

Alphabet, Inc., Class C	5.3%

Amazon.com, Inc.	4.3%

Broadcom, Inc.	3.3%

Meta Platforms, Inc., Class A	2.4%

Tesla, Inc.	2.0%

Mastercard, Inc., Class A	1.8%

Eli Lilly & Co.	1.8%

EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the
Portfolio
perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 11.84% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Financials and Industrials sectors contributed to performance.
•
Semiconductor giant Broadcom Inc. rallied as rising demand for generative AI infrastructure helped drive record revenue, earnings and bookings, bolstered by AI chip deals and accelerating
AI-related
revenue growth.
•
Rising global defense spending drove strong organic sales growth, margin expansion and a record project backlog for RTX Corporation, an aerospace and defense conglomerate, which raised full-year guidance amid robust aerospace aftermarket demand.
•
An underweight position in Apple Inc. contributed to performance relative to the Portfolio’s benchmark index.

What detracted from performance during the year?

•
Stock selection, especially in the Information Technology and Health Care sectors, detracted from performance.
•
A lack of exposure to the Communication Services sector weighed heavily on relative returns.
•
Among portfolio holdings, the largest detractor was consulting firm Accenture plc, as worries about the potential impact of AI and US federal cost-cutting weighed on the stock.
•
Health insurer UnitedHealth Group Inc.’s stock declined sharply amid rising medical costs, elevated utilization trends in their Medicare Advantage business and management turnover. Heightened regulatory scrutiny also added pressure.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Franklin Rising Dividends Portfolio (Class IB)	11.84%	9.50%	11.59%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 355,769,951
Holdings Count | Holding	57
Advisory Fees Paid, Amount	$ 1,681,273
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$355,769,951

Number of Portfolio Holdings	57

Total Investment Advisory Fees Paid	$1,681,273

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	16.7%

Health Care	15.4%

Industrials	13.9%

Consumer Staples	6.7%

Consumer Discretionary	6.7%

Materials	4.6%

Energy	2.7%

Utilities	1.7%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	-0.2%

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	5.3%

Apple, Inc.	3.9%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.3%

Walmart, Inc.	3.0%

Eli Lilly & Co.	2.8%

Linde plc	2.6%

Oracle Corp.	2.6%

Morgan Stanley	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Microsoft Corp.	8.7%

Broadcom, Inc.	5.3%

Apple, Inc.	3.9%

Visa, Inc., Class A	3.4%

JPMorgan Chase & Co.	3.3%

Walmart, Inc.	3.0%

Eli Lilly & Co.	2.8%

Linde plc	2.6%

Oracle Corp.	2.6%

Morgan Stanley	2.6%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$109	1.05%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Health Care, and Information Technology.
•
Stock selection in the Energy sector contributed to performance.
•
Babcock International Group plc, an aerospace and defense company, contributed on optimism that it may benefit from a step-up
in European defense spending.
•
MKS, Inc., which offers technological solutions to semiconductor manufacturing, bolstered relative performance amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.
•
Sanmina Corporation, an electronics manufacturing services company, contributed on solid execution and its growing exposure to the artificial intelligence market.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Communication Services and Consumer Staples.
•
Stock selection in the Materials sector detracted from performance.
•
Stocks that detracted the most from absolute performance included Willscot Holdings Corp., Cable One, Inc., and Avient Corporation.
•
WillScot Holdings Corp., a modular office and portable storage container provider, detracted as utilization rates declined due to a weak non-residential
construction market.
•
Avient Corporation, a specialty chemicals company, detracted from relative results as worries about tariffs and slower growth raised concerns about its business.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)	7.06%	6.11%	8.71%
Russell 3000 ® Index*	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 244,315,428
Holdings Count | Holding	1,993
Advisory Fees Paid, Amount	$ 1,388,855
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,315,428

Number of Portfolio Holdings	1,993

Total Investment Advisory Fees Paid	$1,388,855

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio
invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.6%

Information Technology	12.6%

Consumer Discretionary	10.2%

Health Care	9.6%

Materials	6.7%

Energy	4.1%

Real Estate	3.3%

Utilities	1.8%

Communication Services	1.1%

Consumer Staples	0.7%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	3.8%

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.80%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last
year
and what affected its performance?

The Portfolio’s Class K shares returned 7.24% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Health Care, and Information Technology.
•
Stock selection in the Energy sector contributed to performance.
•
Babcock International Group plc, an aerospace and defense company, contributed on optimism that it may benefit from a step-up
in European defense spending.
•
MKS, Inc., which offers technological solutions to semiconductor manufacturing, bolstered relative performance amid ongoing momentum in its electronics and packaging equipment business, driven by artificial intelligence applications and stronger semiconductor growth.
•
Sanmina Corporation, an electronics manufacturing services company, contributed on solid execution and its growing exposure to the artificial intelligence market.

What detracted from performance during the year?

•
The only sectors that detracted from the Portfolio’s absolute performance were Communication Services and Consumer Staples.
•
Stock selection in the Materials sector detracted from performance.
•
Stocks that detracted the most from absolute performance included Willscot Holdings Corp., Cable One, Inc., and Avient Corporation.
•
WillScot Holdings Corp., a modular office and portable storage container provider, detracted as utilization rates declined due to a weak non-residential
construction market.
•
Avient Corporation, a specialty chemicals company, detracted from relative results as worries about tariffs and slower growth raised concerns about its business.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)	7.24%	6.36%	8.98%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Value Index	12.59%	8.88%	9.27%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 244,315,428
Holdings Count | Holding	1,993
Advisory Fees Paid, Amount	$ 1,388,855
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$244,315,428

Number of Portfolio Holdings	1,993

Total Investment Advisory Fees Paid	$1,388,855

Portfolio Turnover Rate	35%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.4%

Industrials	17.6%

Information Technology	12.6%

Consumer Discretionary	10.2%

Health Care	9.6%

Materials	6.7%

Energy	4.1%

Real Estate	3.3%

Utilities	1.8%

Communication Services	1.1%

Consumer Staples	0.7%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	3.8%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio c
osts
for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$120	1.09%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 19.14% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•	The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co., Ltd., Alphabet, Inc., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, and Lam Research Corp., a global supplier of wafer fabrication equipment and services.
What detracted from performance during the year?

•	The only sector that detracted from absolute performance was Real Estate.
•	The stocks that detracted the most from performance were Marvell Technology, Inc., a semiconductor company, DLF Ltd., a leading Indian real estate developer, Novo Nordisk A/S, a Danish pharmaceutical company, J.D.com, a Chinese
e-commerce
company, and Nice Ltd., a global enterprise software company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity m ark
et recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class IB)	19.14%	8.33%	9.47%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce p erform ance results.
Net Assets	$ 1,737,354,893
Holdings Count | Holding	1,309
Advisory Fees Paid, Amount	$ 10,911,670
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,737,354,893

Number of Portfolio Holdings	1,309

Total Investment Advisory Fees Paid	$10,911,670

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	39.0%

Japan	5.4%

Taiwan	4.5%

India	4.0%

China	3.8%

France	3.0%

United Kingdom	2.6%

Germany	2.6%

South Korea	2.1%

Australia	1.6%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	21.7%

Financials	15.1%

Consumer Discretionary	8.5%

Industrials	8.5%

Communication Services	8.4%

Health Care	7.5%

Consumer Staples	3.7%

Materials	2.5%

Energy	1.8%

Real Estate	1.6%

Utilities	1.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	13.9%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.84%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 19.42% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Communication Services, and Financials.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co., Ltd., Alphabet, Inc., Samsung Electronics Co. Ltd., Tencent Holdings Ltd., a Chinese technology and entertainment conglomerate, and Lam Research Corp., a global supplier of wafer fabrication equipment and services.

What detracted from performance during the year?

•
The only sector that detracted from absolute performance was Real Estate.
•
The stocks that detracted the most from performance were Marvell Technology, Inc., a semiconductor company, DLF Ltd., a leading Indian real estate developer, Novo Nordisk A/S, a Danish pharmaceutical company, J.D.com, a Chinese
e-commerce
company, and Nice Ltd., a global enterprise software company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Global Equity Managed Volatility Portfolio (Class K)	19.42%	8.59%	9.74%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,737,354,893
Holdings Count | Holding	1,309
Advisory Fees Paid, Amount	$ 10,911,670
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,737,354,893

Number of Portfolio Holdings	1,309

Total Investment Advisory Fees Paid	$10,911,670

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	39.0%

Japan	5.4%

Taiwan	4.5%

India	4.0%

China	3.8%

France	3.0%

United Kingdom	2.6%

Germany	2.6%

South Korea	2.1%

Australia	1.6%

Other	12.1%

Sector Weightings (as a % of Net Assets)

Information Technology	21.7%

Financials	15.1%

Consumer Discretionary	8.5%

Industrials	8.5%

Communication Services	8.4%

Health Care	7.5%

Consumer Staples	3.7%

Materials	2.5%

Energy	1.8%

Real Estate	1.6%

Utilities	1.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	13.9%

EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$112	1.06%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 12.09% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s allocation to U.S. large cap equity contributed to returns.
•
Exposure to
non-U.S.
equities also contributed to performance.

What detracted from performance during the year?

•
U.S.
large-cap
stocks outperformed
small-cap
and
mid-cap
stocks during the period. As a result, the Portfolio’s overweight of U.S.
small-cap
and
mid-cap
stocks detracted from returns relative to the benchmark index.
•
Volatility management detracted from performance. In response to market volatility triggered by tariff concerns, equity exposure was reduced in April. The reduction had a negative impact on the Portfolio’s return versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)	12.09%	7.29%	7.88%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/Goldman Sachs Growth Allocation Index	16.22%	9.79%	11.47%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 786,387,578
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ 4,488,966
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$786,387,578

Number of Portfolio Holdings	20

Total Investment Advisory Fees Paid	$4,488,966

Portfolio Turnover Rate	16%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.8%

Equity	32.0%

Fixed Income	29.8%

Short-Term Investments		48.8%

Cash and Other Assets Less Liabilities		-10.6%

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$114	1.09%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 9.22% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The top performing sectors were Industrials and Information Technology.
•	Stock selection in the Industrials and Consumer Discretionary sectors contributed to the Portfolio’s returns relative to its benchmark index.
•	Western Digital Corp., a global provider of solutions for digital content collection, storage, management, protection, and use, was a top contributor to returns. Western Digital Corp.’s stock price rose as the company benefited from continued strong demand within its cloud segment, alongside increasing needs for artificial intelligence-driven data storage.
•	GE Vernova, Inc., an energy equipment manufacturing and services company, was also a top contributor to returns. The company’s stock price soared as the market maintained confidence in the management team’s ability to execute operationally and increase order quantities to scale alongside the artificial intelligence growth narrative. The company’s strong balance sheet and history of outperformance further underpinned this positive momentum.
What detracted from performance during the year?

•	Real Estate and Materials were the worst performing sectors.
•	Stock selection in the Financials and Materials sectors detracted from relative returns.
•	Marvell Technology, Inc., a provider of semiconductor solutions for data infrastructure, detracted from performance this year as investors grew concerned with the company’s decelerating data center growth, strategic partnerships, order lumpiness, and increasingly competitive landscape, ultimately leading the stock to underperform.
•	The Portfolio’s underweight position in financial service company and electronic trading platform Robinhood Markets, Inc. was a top detractor from relative returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Retu rns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Goldman Sachs Mid Cap Value Portfolio (Class IB)	9.22%	9.66%	10.42%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Value Index	11.05%	9.83%	9.39%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 171,190,114
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 1,083,934
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$171,190,114

Number of Portfolio Holdings	96

Total Investment Advisory Fees Paid	$1,083,934

Portfolio Turnover Rate	97%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	17.4%

Industrials	17.3%

Consumer Discretionary	8.9%

Information Technology	8.7%

Energy	8.2%

Real Estate	8.0%

Health Care	7.7%

Utilities	7.7%

Materials	7.2%

Consumer Staples	4.9%

Communication Services	2.2%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	1.1%

Top Holdings (as a % of Net Assets)

Ross Stores, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.3%

United Rentals, Inc.	2.2%

United Airlines Holdings, Inc.	2.2%

Martin Marietta Materials, Inc.	2.1%

AMETEK, Inc.	1.7%

L3Harris Technologies, Inc.	1.7%

Cencora, Inc.	1.7%

Phillips 66	1.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Ross Stores, Inc.	2.4%

Rockwell Automation, Inc.	2.4%

Coca-Cola Europacific Partners plc	2.3%

United Rentals, Inc.	2.2%

United Airlines Holdings, Inc.	2.2%

Martin Marietta Materials, Inc.	2.1%

AMETEK, Inc.	1.7%

L3Harris Technologies, Inc.	1.7%

Cencora, Inc.	1.7%

Phillips 66	1.6%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a perc entag e of a $10,000 investment

Class IB	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 10.02% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s allocation to U.S. large cap equity contributed to returns.
•
The Portfolio’s allocation to
non-U.S.
equity also contributed to returns.

What detracted from performance during the year?

•
U.S.
large-cap
stocks outperformed
small-cap
and
mid-cap
stocks during the period. As a result, the Portfolio’s overweight of U.S.
small-cap
and
mid-cap
stocks detracted from returns relative to the benchmark index.
•
Volatility management detracted from performance. In response to market volatility triggered by tariff concerns, equity exposure was reduced in April. The reduction had a negative impact on the Portfolio’s return versus the benchmark.
•
The Portfolio’s exposure to U.S. Treasuries did not contribute meaningfully to returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Goldman Sachs Moderate Growth Allocation Portfolio (Class IB)	10.02%	5.02%	5.76%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Goldman Sachs Moderate Growth Allocation Index	14.83%	7.45%	8.48%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 859,769,203
Holdings Count | Holding	515
Advisory Fees Paid, Amount	$ 5,602,607
Investment Company, Portfolio Turnover	254.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$859,769,203

Number of Portfolio Holdings	515

Total Investment Advisory Fees Paid	$5,602,607

Portfolio Turnover Rate	254%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.0%

Common Stocks		30.3%

Information Technology	10.5%

Financials	4.0%

Consumer Discretionary	3.2%

Communication Services	3.2%

Health Care	2.9%

Industrials	2.5%

Consumer Staples	1.4%

Energy	0.9%

Utilities	0.7%

Real Estate	0.5%

Materials	0.5%

Rights		0.0%	#

Short-Term Investments		24.3%

Cash and Other Assets Less Liabilities		4.4%
# Less than 0.05%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and
what
affected its performance?
The Portfolio’s Class IB shares returned 9.06% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the six- to seven-year and three- to four-year parts of the curve contributed to performance.
•	From a sector allocation perspective, an overweight to high-yield corporate bonds contributed to performance.
•	Security selection within investment-grade corporate bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the four- to five-year
and seven- to
ten-year
parts of the curve detracted, as did the overweight exposure in the five-
to
six-year
part of the curve.
•	From a sector allocation perspective, exposure to U.S. Treasuries was the only significant detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class IB)	9.06%	5.50%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.83%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	6.25%

*	Date of inception: April 3, 2023

Performance Inception Date	Apr. 03, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,463,008,712
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 4,178,544
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,463,008,712

Number of Portfolio Holdings	433

Total Investment Advisory Fees Paid	$4,178,544

Portfolio Turnover Rate	44%

Holdings [Text Block]

What did the Portfolio i
nve
st in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	31.6%

Health Care	10.5%

Energy	9.5%

Utilities	9.0%

Information Technology	8.5%

Industrials	6.7%

Consumer Staples	5.5%

Communication Services	5.1%

Real Estate	4.6%

Consumer Discretionary	4.5%

Materials	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	-1.0%

* Includes U.S. Treasury Obligations of 0.2%.

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the
last
year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 9.21% for the year ended December 31, 2025.
What
contributed
to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the six- to seven-year and three- to four-year parts of the curve contributed to performance.
•	From a sector allocation perspective, an overweight to high-yield corporate bonds contributed to performance.
•	Security selection within investment-grade corporate bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the four- to five-year
and seven- to
ten-year
parts of the curve detracted, as did the overweight exposure in the five-
to
six-year
part of the curve.
•	From a sector allocation perspective, exposure to U.S. Treasuries was the only significant detractor.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Intermediate Corporate Bond Portfolio (Class K)	9.21%	5.75%
Bloomberg U.S. Aggregate Bond Index	7.30%	3.83%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	6.25%

*	Date of inception: April 3, 2023

Performance Inception Date	Apr. 03, 2023
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,463,008,712
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 4,178,544
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,463,008,712

Number of Portfolio Holdings	433

Total Investment Advisory Fees Paid	$4,178,544

Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	31.6%

Health Care	10.5%

Energy	9.5%

Utilities	9.0%

Information Technology	8.5%

Industrials	6.7%

Consumer Staples	5.5%

Communication Services	5.1%

Real Estate	4.6%

Consumer Discretionary	4.5%

Materials	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	-1.0%	*
* Includes U.S. Treasury
Obligations
of 0.2%.

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - CLASS IA
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 5.51% for the year ended December 31, 2025.
What contributed to performance during the
year
?

•	Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•	The allocation to U.S. Treasury Obligations contributed to performance.
•	From a duration perspective, exposure to the 1- to 3-year segment of the market contributed to performance.
What detracted from performance during the year?

•	The allocation to U.S. Government Agency securities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IA)	5.51%	0.30%	1.14%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 4,015,553,933
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 10,855,759
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Portfolio
invest
in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IA shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.54% for the year ended December 31, 2025.
What
contributed to performance during the year?

•	Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•	The allocation to U.S. Treasury Obligations contributed to performance.
•	From a duration perspective, exposure to the 1- to 3-year segment of the market contributed to performance.
What detracted from performance during the year?

•	The allocation to U.S. Government Agency securities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class IB)	5.54%	0.30%	1.15%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 4,015,553,933
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 10,855,759
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Fund Change [Text Block]
 Material Changes to the
Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.64% to 0.62%. The expense limit includes amounts payable pursuant to Rule
12b-1
under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 5.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Despite volatility in the first half of the year, the second half proved stronger, and intermediate-term government bonds generally delivered positive returns for the year.
•
The allocation to U.S. Treasury Obligations contributed to performance.
•
From a duration perspective, exposure to the
1-
to
3-year
segment of the market contributed to performance.

What detracted from performance during the year?

•
The allocation to U.S. Government Agency securities detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Intermediate Government Bond Portfolio (Class K)	5.87%	0.56%	1.40%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 4,015,553,933
Holdings Count | Holding	224
Advisory Fees Paid, Amount	$ 10,855,759
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,015,553,933

Number of Portfolio Holdings	224

Total Investment Advisory Fees Paid	$10,855,759

Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.0%

U.S. Treasury Obligations	42.1%

Exchange Traded Funds	7.4%

Corporate Bonds	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.6%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.

This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.39% to 0.37%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 26.12% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Leonardo SpA, an aerospace, defense, and security company, Barclays plc, a British bank, Samsung Electronics Co. Ltd., a South Korean technology and electronics company, and ASML Holdings NV, a manufacturer of photolithography machines.
What detracted from performance during the year?

•	The sectors that contributed the least to absolute performance were Real Estate and Energy.
•	The stocks that detracted the most from performance were Novo Nordisk A/S, a Danish pharmaceutical company, and Diageo plc, a British alcoholic beverage company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31 / 25	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class IB)	26.12%	7.52%	7.48%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,208,261,126
Holdings Count | Holding	801
Advisory Fees Paid, Amount	$ 6,931,743
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,208,261,126

Number of Portfolio Holdings	801

Total Investment Advisory Fees Paid	$6,931,743

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.2%

United States	8.1%

France	7.5%

Germany	7.4%

Australia	4.0%

Netherlands	3.4%

Switzerland	3.1%

Spain	2.4%

Italy	2.4%

Other	17.2%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	15.6%

Information Technology	9.4%

Health Care	9.1%

Consumer Discretionary	8.4%

Consumer Staples	5.4%

Materials	5.4%

Communication Services	3.1%

Energy	2.3%

Utilities	2.2%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	8.6%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$89	0.79%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 26.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were Taiwan Semiconductor Manufacturing Co. Ltd., Leonardo SpA, an aerospace, defense, and security company, Barclays plc, a British bank, Samsung Electronics Co. Ltd., a South Korean technology and electronics company, and ASML Holdings NV, a manufacturer of photolithography machines.

What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Energy.
•
The stocks that detracted the most from performance were Novo Nordisk A/S, a Danish pharmaceutical company, and Diageo plc, a British alcoholic beverage company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Core Managed Volatility Portfolio (Class K)	26.31%	7.77%	7.74%
MSCI EAFE ® Index	31.22%	8.92%	8.18%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,208,261,126
Holdings Count | Holding	801
Advisory Fees Paid, Amount	$ 6,931,743
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,208,261,126

Number of Portfolio Holdings	801

Total Investment Advisory Fees Paid	$6,931,743

Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	14.7%

United Kingdom	10.2%

United States	8.1%

France	7.5%

Germany	7.4%

Australia	4.0%

Netherlands	3.4%

Switzerland	3.1%

Spain	2.4%

Italy	2.4%

Other	17.2%

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Industrials	15.6%

Information Technology	9.4%

Health Care	9.1%

Consumer Discretionary	8.4%

Consumer Staples	5.4%

Materials	5.4%

Communication Services	3.1%

Energy	2.3%

Utilities	2.2%

Real Estate	1.1%

Exchange Traded Funds	9.1%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	8.6%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IA	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 31.53% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•	The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IA)	31.53%	9.91%	8.07%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 2,122,321,515
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 6,117,156
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 31.46% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•	The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class IB)	31.46%	9.91%	8.07%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com
or upon request by calling
1-877-222-2144
.

Net Assets	$ 2,122,321,515
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 6,117,156
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at
https://equitable-funds.com
or upon request by calling
1-877-222-2144
.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$54	0.47%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 31.79% for the year ended December 31, 2025.
What contributed to performance during the year?

•
The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were ASML Holding NV, a leading supplier of photolithography systems, Banco Santander, S.A., HSBC Holdings plc, Banco Bilbao Vizcaya Argentaria, S.A., a multinational financial services group, and AstraZeneca, a biopharmaceutical company.
What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Communication Services, and Energy.
•
The stocks that detracted the most from performance were Diageo plc, a British alcoholic beverage company, CSL, a supplier of construction products, Wolters Kluwer, N.V., a company that provides information, software, and services for professionals, Recruit Holdings Co., Ltd., an HR technology company, and Rheinmetall AG, a German defense technology company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Equity Index Portfolio (Class K)	31.79%	10.20%	8.35%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 2,122,321,515
Holdings Count | Holding	1,209
Advisory Fees Paid, Amount	$ 6,117,156
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,122,321,515

Number of Portfolio Holdings	1,209

Total Investment Advisory Fees Paid	$6,117,156

Portfolio Turnover Rate	8%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	24.2%

United Kingdom	18.8%

Germany	12.0%

France	11.1%

Australia	10.3%

United States	6.3%

Netherlands	5.3%

Spain	4.2%

Italy	3.3%

China	0.6%

Other	2.1%

Sector Weightings (as a % of Net Assets)

Financials	23.9%

Industrials	19.2%

Consumer Discretionary	10.9%

Information Technology	9.5%

Health Care	8.0%

Consumer Staples	7.6%

Materials	6.5%

Energy	4.4%

Communication Services	3.5%

Utilities	3.3%

Real Estate	1.4%

Other	0.4%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.9%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the
Portfolio’s
current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.04%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 26.66% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Financials, Industrials, and Consumer Discretionary.
•	The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, Bayer AG, a global life science company, and BNP Paribas SA, a European bank.
What detracted from performance during the year?

•	The sectors that contributed the least to absolute performance were Real Estate and Communication Services.
•	The stocks that detracted the most from performance were WPP plc, an advertising company, and Diageo plc, a British alcoholic beverage company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class IB)	26.66%	7.75%	6.77%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,028,778,198
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 5,883,985
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,028,778,198

Number of Portfolio Holdings	1,626

Total Investment Advisory Fees Paid	$5,883,985

Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.4%

United Kingdom	15.3%

Germany	13.4%

France	13.3%

Australia	7.0%

Netherlands	5.2%

United States	5.1%

Italy	2.6%

Spain	2.5%

China	1.4%

Other	6.9%

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	18.0%

Consumer Discretionary	12.7%

Information Technology	8.9%

Consumer Staples	8.2%

Health Care	8.1%

Materials	6.0%

Communication Services	2.7%

Energy	2.6%

Utilities	2.0%

Real Estate	1.0%

Other	0.2%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.6%

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$90	0.79%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 27.00% for the year ended December 31, 2025.
What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Financials, Industrials, and Consumer Discretionary.
•
The stocks that contributed the most to absolute performance were ASML Holdings NV, a leading supplier of photolithography systems, Bayer AG, a global life science company, and BNP Paribas SA, a European bank.
What detracted from performance during the year?

•
The sectors that contributed the least to absolute performance were Real Estate and Communication Services.
•
The stocks that detracted the most from performance were WPP plc, an advertising company, and Diageo plc, a British alcoholic beverage company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/ 25	1 Year	5 Years	10 Years
EQ/International Value Managed Volatility Portfolio (Class K)	27.00%	8.01%	7.04%
MSCI EAFE ® Index	31.22%	8.92%	8.18%
International Proxy Index	32.07%	10.61%	8.75%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,028,778,198
Holdings Count | Holding	1,626
Advisory Fees Paid, Amount	$ 5,883,985
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,028,778,198

Number of Portfolio Holdings	1,626

Total Investment Advisory Fees Paid	$5,883,985

Portfolio Turnover Rate	23%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

Japan	16.4%

United Kingdom	15.3%

Germany	13.4%

France	13.3%

Australia	7.0%

Netherlands	5.2%

United States	5.1%

Italy	2.6%

Spain	2.5%

Chain	1.4%

Other	6.9%

Sector Weightings (as a % of Net Assets)

Financials	18.9%

Industrials	18.0%

Consumer Discretionary	12.7%

Information Technology	8.9%

Consumer Staples	8.2%

Health Care	8.1%

Materials	6.0%

Communication Services	2.7%

Energy	2.6%

Utilities	2.0%

Real Estate	1.0%

Other	0.2%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	9.6%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$108	1.00%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.93% for the year ended December 31, 2025.
What contributed to performance during the year?

•
The Financials, Health Care, and Consumer Discretionary sectors contributed the most to the Portfolio’s return relative to its benchmark index.
•
Within the Financials sector, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America Corp., Wells Fargo & Co., Citizens Financial Group, Inc., and Huntington Bancshares, Inc. benefited from improved earnings visibility and stronger investor sentiment.
•
Within the Health Care sector, CVS Health Corp. and Elevance Health, Inc., a health insurance company, were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.
•
Within the Consumer Discretionary sector, eBay Inc. was a top contributor.
What detracted from performance during the year?

•
Stock selection in the Information Technology, Communication Services, and Consumer Staples sectors detracted from the Portfolio’s return relative to its benchmark index.
•
Within the Information Technology sector, not holding certain stocks (including Micron Technology, Inc., Advanced Micro Devices, Inc., Applied Materials, Inc., and Analog Devices, Inc.) detracted from relative performance.
•
Within the Communication Services sector, Alphabet Inc. and Charter Communications, Inc. detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.
•
The Portfolio’s cash position also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class IB)	16.93%	14.99%	11.71%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 329,945,792
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,894,918
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$329,945,792

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,894,918

Portfolio Turnover Rate	21%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.4%

Health Care	17.8%

Information Technology	11.6%

Industrials	10.5%

Consumer Staples	8.3%

Communication Services	8.1%

Energy	6.8%

Consumer Discretionary	5.7%

Utilities	3.7%

Materials	2.7%

Real Estate	0.8%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

EQ/INVESCO COMSTOCK PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$81	0.75%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 17.20% for the year ended December 31, 2025.
What contributed to performance during the year?

•
The Financials, Health Care, and Consumer Discretionary sectors contributed the most to the Portfolio’s return relative to its benchmark index.
•
Within the Financials sector, large diversified and regional banks performed well amid resilient credit quality, stabilizing net interest margins, improved capital return expectations, and easing regulatory pressures. Holdings such as Bank of America Corp., Wells Fargo & Co., Citizens Financial Group, Inc., and Huntington Bancshares, Inc. benefited from improved earnings visibility and stronger investor sentiment.
•
Within the Health Care sector, CVS Health Corp. and Elevance Health, Inc., a health insurance company, were top contributors. CVS Health benefited from improved execution across its healthcare services platform, including stabilization in pharmacy operations and progress integrating care delivery and benefits.
•
Within the Consumer Discretionary sector, eBay Inc. was a top contributor.
What detracted from performance during the year?

•
Stock selection in the Information Technology, Communication Services, and Consumer Staples sectors detracted from the Portfolio’s return relative to its benchmark index.
•
Within the Information Technology sector, not holding certain stocks (including Micron Technology, Inc., Advanced Micro Devices, Inc., Applied Materials, Inc., and Analog Devices, Inc.) detracted from relative performance.
•
Within the Communication Services sector, Alphabet Inc. and Charter Communications, Inc. detracted due to weaker than expected advertising trends, competitive pressures, and ongoing subscriber losses.
•
The Portfolio’s cash position also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Comstock Portfolio (Class K)	17.20%	15.27%	11.98%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 329,945,792
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 1,894,918
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$329,945,792

Number of Portfolio Holdings	83

Total Investment Advisory Fees Paid	$1,894,918

Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	20.4%

Health Care	17.8%

Information Technology	11.6%

Industrials	10.5%

Consumer Staples	8.3%

Communication Services	8.1%

Energy	6.8%

Consumer Discretionary	5.7%

Utilities	3.7%

Materials	2.7%

Real Estate	0.8%

Short-Term Investments	1.7%

Cash and Other Assets Less Liabilities	1.9%

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Bank of America Corp.	3.7%

Alphabet, Inc., Class A	3.4%

Microsoft Corp.	2.7%

Wells Fargo & Co.	2.7%

CVS Health Corp.	2.7%

Cisco Systems, Inc.	2.6%

Chevron Corp.	2.3%

State Street Corp.	2.2%

FedEx Corp.	2.0%

Citigroup, Inc.	1.8%

EQ/INVESCO GLOBAL PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$118	1.10%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 15.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s underweight position in the Consumer Staples sector contributed to the Portfolio’s performance relative to its benchmark index.
•
Lam Research Corporation, a leading provider of wafer fabrication equipment for the semiconductor industry, was a top contributor. The company benefited from strong demand for advanced semiconductor tools.
•
Not holding Apple Inc. contributed to the Portfolio’s performance relative to its benchmark index, as the company underperformed during the year.

What detracted from performance during the year?

•
Stock selection in the Information Technology and Real Estate sectors detracted the most from the Portfolio’s return relative to its benchmark index. The Portfolio’s overweight position in Real Estate further weighed on performance, as it was the weakest sector during the period.
•
Marvell Technology, Inc., a global semiconductor company, detracted from performance. During the year, the company faced uncertainty relating to the timing and magnitude of
AI-related
revenues.
•
DLF Ltd., a leading Indian real estate developer, also detracted. The company’s stock declined due to overall sector weakness and mixed financial performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Global Portfolio (Class IB)	15.40%	6.95%	10.59%
MSCI ACWI (Net) Index	22.34%	11.19%	11.72%
MSCI ACWI Growth (Net) Index	22.44%	11.12%	13.99%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 522,207,846
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,444,550
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$522,207,846

Number of Portfolio Holdings	62

Total Investment Advisory Fees Paid	$3,444,550

Portfolio Turnover Rate	26%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	67.1%

France	5.9%

Taiwan	4.9%

India	4.5%

Canada	2.4%

Netherlands	2.4%

Germany	2.4%

China	2.3%

Switzerland	2.1%

Japan	1.9%

Other	3.5%

Sector Weightings (as a % of Net Assets)

Information Technology	33.4%

Communication Services	21.8%

Health Care	13.0%

Financials	12.0%

Consumer Discretionary	10.5%

Industrials	4.9%

Real Estate	2.9%

Materials	0.9%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.1%

EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$125	1.16%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.93% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Stock selection within the Infrastructure sector was the largest contributor to the Portfolio’s return relative to its benchmark index.
•	Stock selection within the Natural Resources sector and a slight underweight position in the sector also contributed to relative return.
What detracted from performance during the year?

•	Stock selection within the Real Estate sector, as well as an overweight position in the sector, provided positive absolute returns, but detracted from the Portfolio’s return relative to its benchmark index.
•	Stock selection within the Timber sector detracted from relative returns and was the only sector to detract from absolute returns in the period.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Invesco Global Real Assets Portfolio (Class IB)	15.93%	7.11%	5.77%
MSCI World (Net) Index	21.09%	12.15%	12.97%
S&P Real Assets Equity (Net) Index	14.49%	7.15%	5.93%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 220,906,831
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,571,716
Investment Company, Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$220,906,831

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$1,571,716

Portfolio Turnover Rate	112%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	57.4%

Canada	10.6%

United Kingdom	7.5%

France	6.8%

Australia	2.2%

Germany	2.0%

Japan	1.7%

Italy	1.5%

China	1.2%

Hong Kong	1.1%

Other	6.8%

Sector Weightings (as a % of Net Assets)

Real Estate	42.8%

Energy	19.1%

Materials	14.7%

Utilities	13.7%

Industrials	5.5%

Communication Services	1.8%

Consumer Staples	1.0%

Consumer Discretionary	0.2%

Short-Term Investments	1.5%

Cash and Other Assets Less Liabilities	-0.3%

EQ/INVESCO MODERATE ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.13%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 9.42% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s allocation to international equities was the main driver of absolute return.
•	Allocations to fixed income, U.S. Large Cap, U.S. Small Cap, and U.S. Mid Cap equities also contributed to absolute performance.
What detracted from performance during the year?

•	Implementation of the volatility management strategy was a drag on performance during the year.
•	Market volatility was sharp but short-lived, resulting in V-shaped recoveries of the equity markets, during which hedging detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Invesco Moderate Allocation Portfolio (Class IB)	9.42%	4.61%	5.29%
S&P 500 ® Index	17.88%	14.42%	14.82%
EQ/Invesco Moderate Allocation Index	14.15%	6.10%	6.87%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 377,104,260
Holdings Count | Holding	574
Advisory Fees Paid, Amount	$ 2,643,347
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$377,104,260

Number of Portfolio Holdings	574

Total Investment Advisory Fees Paid	$2,643,347

Portfolio Turnover Rate	74%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.5%

Common Stocks		32.4%

Information Technology	11.2%

Financials	4.3%

Communication Services	3.4%

Consumer Discretionary	3.4%

Health Care	3.1%

Industrials	2.7%

Consumer Staples	1.5%

Energy	0.9%

Utilities	0.7%

Materials	0.6%

Real Estate	0.6%

Rights		0.0%#

Short-Term Investments		14.8%

Cash and Other Assets Less Liabilities		3.3%

#	Less than 0.05%

EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.12%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.63% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s allocation to international equities was the main driver of absolute return.
•	Allocations to fixed income, U.S. Large Cap, U.S. Small Cap, and U.S. Mid Cap equities also contributed to absolute performance.
What detracted from performance during the year?

•	Implementation of the volatility management strategy was a drag on performance during the year.
•	Market volatility was sharp but short-lived, resulting in V-shaped recoveries of the equity markets, during which hedging detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)	12.63%	5.89%	7.54%
S&P 500 ® Index	17.88%	14.42%	16.22%
EQ/Invesco Moderate Growth Allocation Index	17.04%	7.22%	9.25%
Bloomberg U.S. Credit Corporate 5-10 Year Index	9.58%	0.86%	3.58%

*	Date of inception: February 1, 2019

Performance Inception Date	Feb. 01, 2019
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 424,550,102
Holdings Count | Holding	938
Advisory Fees Paid, Amount	$ 2,741,061
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$424,550,102

Number of Portfolio Holdings	938

Total Investment Advisory Fees Paid	$2,741,061

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.2%

Financials	13.4%

Health Care	4.7%

Information Technology	3.5%

Utilities	3.2%

Energy	3.0%

Communication Services	3.0%

Consumer Staples	2.5%

Industrials	2.1%

Other	3.8%

Common Stocks		36.7%

Information Technology	12.7%

Financials	4.9%

Communication Services	3.9%

Consumer Discretionary	3.8%

Health Care	3.5%

Industrials	3.0%

Consumer Staples	1.7%

Energy	1.0%

Other	2.2%

Rights		0.0%	#

Short-Term Investments		23.5%

Cash and Other Assets Less Liabilities		0.6%

#	Less than 0.05%

EQ/Janus Enterprise Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 8.05% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Investments in the Information Technology sector were strong drivers of performance.
•
Holdings in the Industrials sector also contributed to performance.
•
AppLovin Corp., a mobile technology company, Flex Ltd., a manufacturing company, and Ryanair Holdings plc, Europe’s largest low-cost airline, were notable contributors.

What detracted from performance during the year?

•
Investments in the Real Estate sector detracted from performance.
•
Holdings in the Health Care and Energy sectors were modest detractors from performance.
•
Constellation Software, Inc., CarMax, Inc., and Teleflex Incorporated, a provider of specialty medical devices, were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class IB)	8.05%	7.06%	10.61%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,464,925,379
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,669,650
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,464,925,379

Number of Portfolio Holdings	77

Total Investment Advisory Fees Paid	$9,669,650

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	28.0%

Information Technology	22.7%

Health Care	16.1%

Financials	9.7%

Consumer Discretionary	7.8%

Utilities	4.8%

Real Estate	3.0%

Communication Services	2.6%

Materials	1.4%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

EQ/JANUS ENTERPRISE PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 8.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Investments in the Information Technology sector were strong drivers of performance.
•
Holdings in the Industrials sector also contributed to performance.
•
AppLovin Corp., a mobile technology company, Flex Ltd., a manufacturing company, and Ryanair Holdings plc, Europe’s largest low-cost airline, were notable contributors.

What detracted from performance during the year?

•
Investments in the Real Estate sector detracted from performance.
•
Holdings in the Health Care and Energy sectors were modest detractors from performance.
•
Constellation Software, Inc., CarMax, Inc., and Teleflex Incorporated, a provider of specialty medical devices, were the largest detractors from absolute returns.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Janus Enterprise Portfolio (Class K)	8.34%	7.34%	10.89%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Growth Index	8.66%	6.65%	12.49%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,464,925,379
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 9,669,650
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,464,925,379

Number of Portfolio Holdings	77

Total Investment Advisory Fees Paid	$9,669,650

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	28.0%

Information Technology	22.7%

Health Care	16.1%

Financials	9.7%

Consumer Discretionary	7.8%

Utilities	4.8%

Real Estate	3.0%

Communication Services	2.6%

Materials	1.4%

Consumer Staples	0.6%

Energy	0.4%

Short-Term Investments	1.3%

Cash and Other Assets Less Liabilities	1.6%

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

AppLovin Corp., Class A	4.0%

Flex Ltd.	3.5%

Ferguson Enterprises, Inc.	3.0%

SS&C Technologies Holdings, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

JB Hunt Transport Services, Inc.	2.4%

Revvity, Inc.	2.4%

Constellation Software, Inc.	2.4%

Boston Scientific Corp.	2.3%

Intact Financial Corp.	2.2%

EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$117	1.11%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.81% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s exposure to developed non-U.S. equities contributed to performance.
•	The Portfolio’s allocation to the U.S. large cap equity asset class also contributed to performance.
What detracted from performance during the year?

•	The Portfolio’s strategic asset allocation detracted from performance, primarily due to positioning in the U.S. small cap asset class.
•	Security selection and adjustments to the Portfolio’s equity allocation in connection with the implementation of the risk management framework also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/JPMorgan Growth Allocation Portfolio (Class IB)	10.81%	6.54%	6.56%
S&P 500 ® Index	17.88%	14.42%	14.60%
EQ/JPMorgan Growth Allocation Index	14.64%	9.11%	9.16%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.88%

*	Date of inception: November 13, 2017

Performance Inception Date	Nov. 13, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 940,858,314
Holdings Count | Holding	197
Advisory Fees Paid, Amount	$ 6,044,244
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$940,858,314

Number of Portfolio Holdings	197

Total Investment Advisory Fees Paid	$6,044,244

Portfolio Turnover Rate	67%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		49.7%

Equity	49.7%

U.S. Treasury Obligations		35.7%

Cash and Other Assets Less Liabilities		14.6%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$103	0.96%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.76% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Consumer Discretionary and Financials were the biggest contributing sectors, driven primarily by stock selection.
•	An underweight position in Apple Inc. was the top contributor to performance relative to the Portfolio’s benchmark index.
•	An overweight position in Insmed Incorporated also contributed. The company’s outperformance was driven by the successful launch of Brinsupri, a treatment for non-cystic fibrosis bronchiectasis.
What detracted from performance during the year?

•	Stock selection in the Information Technology and Industrials sectors detracted from performance.
•	An overweight position in Oracle Corp. was a top detractor. In the fourth quarter, mixed results of better-than-expected cloud revenue were offset by a miss on operating margins. Capital expenditures were also higher than expected, which, coupled with further skepticism around OpenAI’s ability to fund its future commitments, also weighed on the stock.
•	Not owning enough of the best performing stocks in the Portfolio’s benchmark index detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class IB)	14.76%	9.43%	14.08%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,966,204,726
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 16,911,869
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,966,204,726

Number of Portfolio Holdings	76

Total Investment Advisory Fees Paid	$16,911,869

Portfolio Turnover Rate	64%

Holdings [Text Block]

What did
the Portfolio
invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	46.8%

Consumer Discretionary	13.0%

Communication Services	11.1%

Health Care	9.5%

Financials	8.0%

Industrials	6.3%

Consumer Staples	3.2%

Utilities	0.3%

Energy	0.1%

Exchange Traded Funds	0.2%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

EQ/JPMORGAN GROWTH STOCK PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$76	0.71%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.03% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Consumer Discretionary and Financials were the biggest contributing sectors, driven primarily by stock selection.
•
An underweight position in Apple Inc. was the top contributor to performance relative to the Portfolio’s benchmark index.
•
An overweight position in Insmed Incorporated also contributed. The company’s outperformance was driven by the successful launch of Brinsupri, a treatment for non-cystic fibrosis bronchiectasis.

What detracted from performance during the year?

•
Stock selection in the Information Technology and Industrials sectors detracted from performance.
•
An overweight position in Oracle Corp. was a top detractor. In the fourth quarter, mixed results of better-than-expected cloud revenue were offset by a miss on operating margins. Capital expenditures were also higher than expected, which, coupled with further skepticism around OpenAI’s ability to fund its future commitments, also weighed on the stock.
•
Not owning enough of the best performing stocks in the Portfolio’s benchmark index detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Growth Stock Portfolio (Class K)	15.03%	9.70%	14.37%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,966,204,726
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 16,911,869
Investment Company, Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,966,204,726

Number of Portfolio Holdings	76

Total Investment Advisory Fees Paid	$16,911,869

Portfolio Turnover Rate	64%

Holdings [Text Block]

What did the
Portfolio invest
in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	46.8%

Consumer Discretionary	13.0%

Communication Services	11.1%

Health Care	9.5%

Financials	8.0%

Industrials	6.3%

Consumer Staples	3.2%

Utilities	0.3%

Energy	0.1%

Exchange Traded Funds	0.2%

Cash and Other Assets Less Liabilities	1.5%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Microsoft Corp.	8.9%

Apple, Inc.	7.1%

Alphabet, Inc., Class C	6.6%

Broadcom, Inc.	5.8%

Amazon.com, Inc.	3.9%

Tesla, Inc.	3.9%

Meta Platforms, Inc., Class A	3.2%

Mastercard, Inc., Class A	2.8%

Eli Lilly & Co.	2.1%

EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN HEDGED EQUITY AND PREMIUM INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Hedged Equity and Premium Income Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class IB	$113	1.06%
* Excludes fees and expenses of the underlying funds in which the Portfolio invests.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.06%	[1]
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance
?

The Portfolio’s Class IB shares returned 12.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
During the period before investment strategy changes were implemented on October 27, 2025, the Portfolio’s allocation to the U.S. large cap equity asset class contributed to performance. An underweight allocation to the U.S. mid cap equity asset class and a modest underweight to U.S. Treasuries also contributed to the Portfolio’s performance relative to its benchmark during that period.
•
During the period October 27, 2025 to December 31, 2025, the Portfolio’s investment in the JPMorgan Equity Premium Income ETF was the top contributor to performance.

What detracted from performance during the year?

•
During the period before investment strategy changes were implemented on October 27, 2025, the Portfolio’s cash position detracted from performance. An underweight allocation to international equities also detracted from the Portfolio’s performance relative to its benchmark during that period.
•
The use of futures contracts to manage volatility in the second quarter detracted from performance.
•
During the period October 27, 2025 to December 31, 2025, the Portfolio’s
investment
in the JPMorgan Hedged Equity 2 Fund contributed the least to performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/JPMorgan Hedged Equity and Premium Income Portfolio (Class IB)	12.41%	4.65%	5.22%
S&P 500 ® Index	17.88%	14.42%	15.75%
EQ/JPMorgan Hedged Equity and Premium Income Index	12.37%	10.10%	10.45%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.22%
EQ/Franklin Moderate Allocation Index	15.47%	5.99%	7.41%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.57%

*	Date of inception: February 22, 2016

Performance Inception Date	Feb. 22, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	Oct. 27, 2025
Updated Performance Information Location [Text Block]	For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented July 28, 2025, or the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 346,550,549
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 1,627,989
Investment Company, Portfolio Turnover	120.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$346,550,549

Number of Portfolio Holdings	8

Total Investment Advisory Fees Paid	$1,627,989

Portfolio Turnover Rate	120%

Holdings [Text Block]

What did the
Portfolio
invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Investment Companies	49.9%

Exchange Traded Funds	49.3%

Short-Term Investments	10.9%

Cash and Other Assets Less Liabilities	-10.1%

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	29.5%

JPMorgan Nasdaq Equity Premium Income ETF	19.8%

JPMorgan Hedged Equity 3 Fund	16.7%

JPMorgan Hedged Equity Fund	16.7%

JPMorgan Hedged Equity 2 Fund	16.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Equity Premium Income ETF	29.5%

JPMorgan Nasdaq Equity Premium Income ETF	19.8%

JPMorgan Hedged Equity 3 Fund	16.7%

JPMorgan Hedged Equity Fund	16.7%

JPMorgan Hedged Equity 2 Fund	16.5%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. For more complete information, you may review the Portfolio’s current prospectus, dated May 1, 2025, as supplemented July 28, 2025, or the Portfolio’s next prospectus, which we expect to be available by May 1, 2026, at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Effective October 27, 2025, the name of the Portfolio changed from EQ/Franklin Moderate Allocation Portfolio to EQ/JPMorgan Hedged Equity and Premium Income Portfolio; the Portfolio changed from a sub-advised
fund that invested directly in equity and fixed income securities to a fund-of-funds
managed by Equitable Investment Management Group, LLC (“EIM”), the Portfolio’s investment adviser; Franklin Advisers, Inc. (“Franklin”) was terminated as the investment sub-adviser
to the Portfolio; and the Portfolio’s investment objective and principal investment strategy changed. Effective October 27, 2025, the Portfolio’s investment objective is to seek to provide long-term capital appreciation and current income, and the Portfolio pursues that objective by investing in mutual funds and exchange-traded funds (“Underlying Funds”) managed by J.P. Morgan Investment Management Inc. (“JPMorgan”) that provide exposure to broad U.S. equity markets while hedging overall market exposure and provide incremental current income by selling call options through investments in equity-linked notes. JPMorgan is not an affiliate of EIM and is not the investment adviser or an investment sub-adviser
to the Portfolio. In connection with the changes to the Portfolio’s principal investment strategy, the principal risks of investing in the Portfolio have been updated to reflect new risks associated with the Portfolio’s investments in the Underlying Funds. In addition, effective October 27, 2025, EIM agreed to reduce the advisory fee rate at each breakpoint level in the contractual advisory fee rate schedule for the Portfolio. As a result of these changes, during the last year, the Portfolio’s Management Fee decreased and Acquired Fund Fees and Expenses increased; however, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (as a percentage of the value of your investment) remained the same.
“J.P. Morgan” and “JPMorgan” are registered trademarks of J.P. Morgan Chase Bank, NA (“JPMC”) and have been licensed for use by Equitable Investment Management Group, LLC. EQ/JPMorgan Hedged Equity and Premium Income Portfolio is not sponsored, endorsed, or promoted by JPMC and JPMC makes no representation regarding the advisability of investing in EQ/JPMorgan Hedged Equity and Premium Income Portfolio.

Material Fund Change Name [Text Block]	Effective October 27, 2025, the name of the Portfolio changed from EQ/Franklin Moderate Allocation Portfolio to EQ/JPMorgan Hedged Equity and Premium Income Portfolio
Material Fund Change Objectives [Text Block]	Effective October 27, 2025, the Portfolio’s investment objective is to seek to provide long-term capital appreciation and current income, and the Portfolio pursues that objective by investing in mutual funds and exchange-traded funds (“Underlying Funds”) managed by J.P. Morgan Investment Management Inc.
Material Fund Change Expenses [Text Block]	In addition, effective October 27, 2025, EIM agreed to reduce the advisory fee rate at each breakpoint level in the contractual advisory fee rate schedule for the Portfolio. As a result of these changes, during the last year, the Portfolio’s Management Fee decreased and Acquired Fund Fees and Expenses increased; however, the Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement (as a percentage of the value of your investment) remained the same.
Material Fund Change Strategies [Text Block]	In connection with the changes to the Portfolio’s principal investment strategy, the principal risks of investing in the Portfolio have been updated to reflect new risks associated with the Portfolio’s investments in the Underlying Funds.
Material Fund Change Risks Change [Text Block]	In connection with the changes to the Portfolio’s principal investment strategy, the principal risks of investing in the Portfolio have been updated to reflect new risks associated with the Portfolio’s investments in the Underlying Funds.
Material Fund Change Adviser [Text Block]	the Portfolio changed from a
sub-advised
fund that invested directly in equity and fixed income securities to a fund-of-funds
managed by Equitable Investment Management Group, LLC (“EIM”), the Portfolio’s investment adviser; Franklin Advisers, Inc. (“Franklin”) was terminated as the investment sub-adviser
to the Portfolio
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$102	0.95%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.40% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Strong stock selection in the Information Technology sector was a key driver of performance, with 4 of the top 5 contributors coming from the sector. Data storage companies like Western Digital Corp. stood out. The company reported strong results and guidance, fueled by rising AI adoption and demand for advanced computing infrastructure.
•	Strong stock selection in the Consumer Staples sector also contributed to performance. Philip Morris International Inc. was a top contributor. While offering defensive characteristics, the company also delivered excellent results, primarily driven by robust growth in their smoke-free nicotine products, which are now approximately 40% of the business mix.
What detracted from performance during the year?

•	Weak stock selection in the Materials and Health Care sectors detracted from performance.
•	The Health Care sector was under pressure early in the year due to renewed political pressures and uncertainty in a risk-on environment. UnitedHealth Group Incorporated was a notable detractor after an earnings miss and the withdrawal of guidance.
•	Stock selection in Materials was challenged by FMC Corporation, a chemical manufacturer. Despite solid volume growth and significant cost reductions, FMC’s shares declined as management expressed caution about the financial health of Brazilian farmers, extended inventory destocking, higher tariffs, and persistent pricing pressure from generics.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class IB)	15.40%	12.77%	12.08%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,245,033,015
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,763,901
Investment Company, Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,245,033,015

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$6,763,901

Portfolio Turnover Rate	203%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Health Care	16.6%

Industrials	12.2%

Information Technology	12.1%

Consumer Discretionary	7.7%

Communication Services	7.7%

Materials	6.5%

Utilities	4.0%

Consumer Staples	4.0%

Energy	3.9%

Real Estate	2.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0%	#

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

# Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$75	0.70%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.66% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Strong stock selection in the Information Technology sector was a key driver of performance, with 4 of the top 5 contributors coming from the sector. Data storage companies like Western Digital Corp. stood out. The company reported strong results and guidance, fueled by rising AI adoption and demand for advanced computing infrastructure.
•
Strong stock selection in the Consumer Staples sector also contributed to performance. Philip Morris International Inc. was a top contributor. While offering defensive characteristics, the company also delivered excellent results, primarily driven by robust growth in their smoke-free nicotine products, which are now approximately 40% of the business mix.

What detracted from performance during the year?

•
Weak stock selection in the Materials and Health Care sectors detracted from performance.
•
The Health Care sector was under pressure early in the year due to renewed political pressures and uncertainty in a risk-on environment. UnitedHealth Group Incorporated was a notable detractor after an earnings miss and the withdrawal of guidance.
•
Stock selection in Materials was challenged by FMC Corporation, a chemical manufacturer. Despite solid volume growth and significant cost reductions, FMC’s shares declined as management expressed caution about the financial health of Brazilian farmers, extended inventory destocking, higher tariffs, and persistent pricing pressure from generics.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/JPMorgan Value Opportunities Portfolio (Class K)	15.66%	13.05%	12.36%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,245,033,015
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 6,763,901
Investment Company, Portfolio Turnover	203.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,245,033,015

Number of Portfolio Holdings	106

Total Investment Advisory Fees Paid	$6,763,901

Portfolio Turnover Rate	203%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Health Care	16.6%

Industrials	12.2%

Information Technology	12.1%

Consumer Discretionary	7.7%

Communication Services	7.7%

Materials	6.5%

Utilities	4.0%

Consumer Staples	4.0%

Energy	3.9%

Real Estate	2.7%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.0%	#

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

# Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Alphabet, Inc., Class C	3.9%

Berkshire Hathaway, Inc., Class B	3.2%

Bank of America Corp.	3.0%

Wells Fargo & Co.	2.7%

Humana, Inc.	2.5%

Amazon.com, Inc.	2.1%

Western Digital Corp.	1.9%

Micron Technology, Inc.	1.8%

Emerson Electric Co.	1.7%

Vertex Pharmaceuticals, Inc.	1.6%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$93	0.88%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 10.88% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to absolute performance were Information Technology, Financials, and Communication Services.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate, Energy, and Materials.
•	The stocks that detracted the most from performance were UnitedHealth Group, ServiceNow, Inc., a cloud computing platform, and Becton Dickinson & Co., a medical technology company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class IB)	10.88%	12.03%	12.83%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,918,259,955
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,211,503
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,918,259,955

Number of Portfolio Holdings	536

Total Investment Advisory Fees Paid	$9,211,503

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Financials	12.1%

Communication Services	8.7%

Health Care	7.5%

Consumer Discretionary	7.5%

Industrials	6.3%

Consumer Staples	4.9%

Utilities	3.9%

Energy	2.8%

Materials	1.5%

Real Estate	1.1%

Exchange Traded Funds	9.0%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%

iShares Russell 1000 ETF	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%

iShares Russell 1000 ETF	1.9%

EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.12% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to absolute performance were Information Technology, Financials, and Communication Services.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., Broadcom Inc., and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate, Energy, and Materials.
•
The stocks that detracted the most from performance were UnitedHealth Group, ServiceNow, Inc., a cloud computing platform, and Becton Dickinson & Co., a medical technology company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Core Managed Volatility Portfolio (Class K)	11.12%	12.31%	13.11%
S&P 500 ® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,918,259,955
Holdings Count | Holding	536
Advisory Fees Paid, Amount	$ 9,211,503
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,918,259,955

Number of Portfolio Holdings	536

Total Investment Advisory Fees Paid	$9,211,503

Portfolio Turnover Rate	30%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Financials	12.1%

Communication Services	8.7%

Health Care	7.5%

Consumer Discretionary	7.5%

Industrials	6.3%

Consumer Staples	4.9%

Utilities	3.9%

Energy	2.8%

Materials	1.5%

Real Estate	1.1%

Exchange Traded Funds	9.0%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	5.8%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%
iShares Russell 1000 ETF	1.9%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	5.1%

Apple, Inc.	4.2%

Microsoft Corp.	4.2%

JPMorgan Prime Money Market Fund, IM Shares	4.1%

iShares Core S&P 500 ETF	3.1%

Amazon.com, Inc.	3.0%

Broadcom, Inc.	2.6%

Alphabet, Inc., Class A	2.3%

Meta Platforms, Inc., Class A	2.0%
iShares Russell 1000 ETF	1.9%

EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.71%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 17.74% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Information Technology, Communication Services, and Health Care.
•	The stocks that contributed the most to performance were NVIDIA Corp., Broadcom Inc., Microsoft Corp., and Alphabet Inc.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Staples, Energy, and Real Estate.
•	The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Merck & Co., a biopharmaceutical company, Salesforce, Inc., a cloud-based software company, Adobe Inc., a software company, and Trade Desk, Inc., a technology platform for advertising.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class IB)	17.74%	14.51%	17.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,834,149,682
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 8,920,601
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,834,149,682

Number of Portfolio Holdings	393

Total Investment Advisory Fees Paid	$8,920,601

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.0%

Consumer Discretionary	13.3%

Communication Services	12.0%

Health Care	8.1%

Financials	6.4%

Industrials	5.9%

Consumer Staples	2.4%

Real Estate	0.4%

Materials	0.3%

Energy	0.3%

Utilities	0.3%

Short-Term Investments	0.0%#

Cash and Other Assets Less Liabilities	0.6%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/LARGE CAP GROWTH INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 18.00% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Information Technology, Communication Services, and Health Care.
•
The stocks that contributed the most to performance were NVIDIA Corp., Broadcom Inc., Microsoft Corp., and Alphabet Inc.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Real Estate.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Merck & Co., a biopharmaceutical company, Salesforce, Inc., a cloud-based software company, Adobe Inc., a software company, and Trade Desk, Inc., a technology platform for advertising.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Index Portfolio (Class K)	18.00%	14.80%	17.55%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 2,834,149,682
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 8,920,601
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,834,149,682

Number of Portfolio Holdings	393

Total Investment Advisory Fees Paid	$8,920,601

Portfolio Turnover Rate	15%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	50.0%

Consumer Discretionary	13.3%

Communication Services	12.0%

Health Care	8.1%

Financials	6.4%

Industrials	5.9%

Consumer Staples	2.4%

Real Estate	0.4%

Materials	0.3%

Energy	0.3%

Utilities	0.3%

Short-Term Investments	0.0%	#

Cash and Other Assets Less Liabilities	0.6%

#	Less than 0.05%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	12.2%

Apple, Inc.	11.1%

Microsoft Corp.	10.1%

Broadcom, Inc.	4.7%

Amazon.com, Inc.	4.5%

Tesla, Inc.	3.8%

Meta Platforms, Inc., Class A	3.6%

Alphabet, Inc., Class A	3.4%

Eli Lilly & Co.	2.9%

Alphabet, Inc., Class C	2.8%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.85%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 11.06% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Communication Services, and Health Care.
•	The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Microsoft Corp., and Meta Platforms, Inc.
What detracted from performance during the year?

•	The Real Estate and Energy sectors detracted slightly from the Portfolio’s absolute performance.
•	The stocks that detracted the most from absolute performance were ServiceNow, Inc., a cloud computing platform, Lululemon Athletica, Inc., an athletic apparel company, PayPal Holdings, Inc., a digital payment platform operator, Salesforce, Inc., a cloud-based software company, and Doximity, Inc., a network for healthcare professionals.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class IB)	11.06%	11.64%	15.01%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,600,833,354
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 20,618,535
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,600,833,354

Number of Portfolio Holdings	439

Total Investment Advisory Fees Paid	$20,618,535

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	30.5%

Consumer Discretionary	9.6%

Communication Services	9.0%

Health Care	7.4%

Financials	5.5%

Industrials	4.2%

Consumer Staples	1.9%

Real Estate	0.3%

Utilities	0.1%

Energy	0.1%

Materials	0.1%

Exchange Traded Funds	21.0%

Short-Term Investments	4.6%

Cash and Other Assets Less Liabilities	5.7%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.

Material Fund Change Adviser [Text Block]	H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$63	0.60%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.34% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Communication Services, and Health Care.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Microsoft Corp., and Meta Platforms, Inc.

What detracted from performance during the year?

•
The Real Estate and Energy sectors detracted slightly from the Portfolio’s absolute performance.
•
The stocks that detracted the most from absolute performance were ServiceNow, Inc., a cloud computing platform, Lululemon Athletica, Inc., an athletic apparel company, PayPal Holdings, Inc., a digital payment platform operator, Salesforce, Inc., a cloud-based software company, and Doximity, Inc., a network for healthcare professionals.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized,
which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Growth Managed Volatility Portfolio (Class K)	11.34%	11.91%	15.30%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Growth Index	18.56%	15.32%	18.13%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 4,600,833,354
Holdings Count | Holding	439
Advisory Fees Paid, Amount	$ 20,618,535
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$4,600,833,354

Number of Portfolio Holdings	439

Total Investment Advisory Fees Paid	$20,618,535

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	30.5%
Consumer Discretionary	9.6%
Communication Services	9.0%
Health Care	7.4%
Financials	5.5%
Industrials	4.2%
Consumer Staples	1.9%
Real Estate	0.3%
Utilities	0.1%
Energy	0.1%
Materials	0.1%
Exchange Traded Funds	21.0%
Short-Term Investments	4.6%
Cash and Other Assets Less Liabilities	5.7%

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Vanguard Russell 1000 Growth ETF	7.0%

NVIDIA Corp.	6.8%

Microsoft Corp.	5.5%

iShares Morningstar Growth ETF	5.2%

Apple, Inc.	5.1%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Vanguard Growth ETF	4.2%

Amazon.com, Inc.	3.4%

Broadcom, Inc.	3.2%

State Street SPDR Portfolio S&P 500 Growth ETF	3.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025. H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.

Material Fund Change Adviser [Text Block]	H.S. Management Partners, LLC is no longer a sub-adviser to the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$80	0.74%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 15.04% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were Alphabet Inc., JPMorgan Chase & Co., Micron Technology, Inc., and Johnson & Johnson.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Consumer Discretionary.
•	The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Accenture plc, a professional services company, and Procter & Gamble Co.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class IB)	15.04%	10.52%	9.77%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 978,303,158
Holdings Count | Holding	876
Advisory Fees Paid, Amount	$ 3,077,079
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$978,303,158

Number of Portfolio Holdings	876

Total Investment Advisory Fees Paid	$3,077,079

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.2%

Industrials	12.9%

Health Care	12.1%

Information Technology	11.2%

Communication Services	8.4%

Consumer Discretionary	7.4%

Consumer Staples	7.2%

Energy	5.7%

Utilities	4.3%

Materials	4.0%

Real Estate	3.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

Material Fund Change [Text Block]

 Material Changes to the Portfolio

The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025,
t
he Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025,
t
he Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/LARGE CAP VALUE INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 15.31% for the
year
ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were Alphabet Inc., JPMorgan Chase & Co., Micron Technology, Inc., and Johnson & Johnson.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Real Estate, Consumer Staples, and Consumer Discretionary.
•
The stocks that detracted the most from performance were UnitedHealth Group, Inc., Fiserv, Inc., a financial technology company, Accenture plc, a professional services company, and Procter & Gamble Co.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Index Portfolio (Class K)	15.31%	10.80%	10.05%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Net Assets	$ 978,303,158
Holdings Count | Holding	876
Advisory Fees Paid, Amount	$ 3,077,079
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$978,303,158

Number of Portfolio Holdings	876

Total Investment Advisory Fees Paid	$3,077,079

Portfolio Turnover Rate	18%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	22.2%

Industrials	12.9%

Health Care	12.1%

Information Technology	11.2%

Communication Services	8.4%

Consumer Discretionary	7.4%

Consumer Staples	7.2%

Energy	5.7%

Utilities	4.3%

Materials	4.0%

Real Estate	3.9%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.5%

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.1%

JPMorgan Chase & Co.	2.9%

Alphabet, Inc., Class A	2.1%

Amazon.com, Inc.	2.0%

Alphabet, Inc., Class C	1.8%

Exxon Mobil Corp.	1.7%

Johnson & Johnson	1.7%

Walmart, Inc.	1.5%

Bank of America Corp.	1.1%

Procter & Gamble Co. (The)	1.1%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.

Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$90	0.86%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and w
hat
affected its performance?
The Portfolio’s Class IB shares returned 10.62% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Financials, and Industrials.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., JPMorgan Chase & Co., RTX Corp., an aerospace and defense conglomerate, and Microsoft Corp.
What detracted from performance during the year?

•	The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate and Consumer Staples.
•	The stocks that detracted the most from performance were UnitedHealth Group, home builder Lennar Corp., Adobe, Inc., a software company, Fiserv, Inc., a financial technology company, and Constellation Brands, Inc., a beverage distributor.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class IB)	10.62%	9.69%	9.56%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,590,784,040
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 16,474,894
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,590,784,040

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$16,474,894

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Information Technology	11.6%

Industrials	10.3%

Health Care	10.1%

Communication Services	6.1%

Consumer Discretionary	5.8%

Consumer Staples	5.3%

Energy	4.2%

Utilities	4.0%

Materials	3.7%

Real Estate	2.6%

Exchange Traded Funds	9.1%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	5.5%

EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$64	0.61%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 10.86% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology, Financials, and Industrials.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., NVIDIA Corp., JPMorgan Chase & Co., RTX Corp., an aerospace and defense conglomerate, and Microsoft Corp.

What detracted from performance during the year?

•
The sectors that contributed the least to the Portfolio’s absolute performance were Real Estate and Consumer Staples.
•
The stocks that detracted the most from performance were UnitedHealth Group, home builder Lennar Corp., Adobe, Inc., a software company, Fiserv, Inc., a financial technology company, and Constellation Brands, Inc., a beverage distributor.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Large Cap Value Managed Volatility Portfolio (Class K)	10.86%	9.96%	9.82%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 3,590,784,040
Holdings Count | Holding	940
Advisory Fees Paid, Amount	$ 16,474,894
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$3,590,784,040

Number of Portfolio Holdings	940

Total Investment Advisory Fees Paid	$16,474,894

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	18.4%

Information Technology	11.6%

Industrials	10.3%

Health Care	10.1%

Communication Services	6.1%

Consumer Discretionary	5.8%

Consumer Staples	5.3%

Energy	4.2%

Utilities	4.0%

Materials	3.7%

Real Estate	2.6%

Exchange Traded Funds	9.1%

Short-Term Investments	3.3%

Cash and Other Assets Less Liabilities	5.5%

EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$163	1.35%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 42.06% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Stock selection in the Financials and Consumer Discretionary sectors contributed to performance.
•
Stock selection in Indonesia and Taiwan contributed to performance.
•
SK Hynix, Inc., a South Korean manufacturer of semiconductors, reported record third quarter earnings on the back of high AI-related demand for its chips.
•
Taiwan Semiconductor Manufacturing Co. Ltd. reported better than expected third quarter results and management raised its 2025 sales growth forecast.
•
OTP Bank Nyrt., a Hungarian bank, reported third quarter earnings that beat market expectations with growth in net interest income, highlighting strong core banking performance.
•
Shares of Alibaba Group Holding Ltd. rose on investor enthusiasm over potential improving growth prospects for the China-based
e-commerce
giant’s cloud and AI business segments.

What detracted from performance during the year?

•
Stock selection in the Materials sector detracted from performance.
•
Stock selection in Brazil and South Africa detracted from performance.
•
Shares of drugmaker Sinopharm Group Co. Ltd. fell as part of a broader decline in Chinese health care stocks to start 2025.
•
Tata Consultancy Services Ltd., an Indian IT services company, underperformed due to concerns around growth.
•
BIM Birlesik Magazalar A/S, a Turkish retail company, underperformed as persistent inflation and currency weakness in Turkey pressured consumer purchasing power, weighing on same-store sales growth. At the same time, rising operating costs, particularly from higher wages and imported goods, squeezed margins.
•
Novatek Microelectronics Corp., a Taiwanese chip-designer, underperformed following a drop in net profits.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Lazard Emerging Markets Equity Portfolio (Class IB)	42.06%	10.84%	9.61%
MSCI Emerging Markets (Net Dividends) Index	33.57%	4.20%	7.80%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 575,796,929
Holdings Count | Holding	90
Advisory Fees Paid, Amount	$ 4,298,554
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$575,796,929

Number of Portfolio Holdings	90

Total Investment Advisory Fees Paid	$4,298,554

Portfolio Turnover Rate	28%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

China	19.8%

Taiwan	15.0%

South Korea	11.5%

Brazil	11.0%

South Africa	7.8%

India	7.0%

Mexico	6.1%

Indonesia	4.8%

Hungary	2.5%

Greece	2.5%

Other	9.6%

Sector Weightings (as a % of Net Assets)

Financials	26.1%

Information Technology	23.4%

Consumer Discretionary	9.4%

Communication Services	8.1%

Industrials	7.8%

Consumer Staples	6.5%

Energy	5.8%

Materials	5.5%

Health Care	3.3%

Utilities	1.7%

Short-Term Investments	2.8%

Cash and Other Assets Less Liabilities	-0.4%

EQ/LONG-TERM BOND PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.85% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the long end of the curve contributed to performance.
•	From a sector allocation perspective, the Portfolio’s exposure to high-yield corporate bonds contributed to performance.
•	From a security selection perspective, selection within local municipal bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the 7- to 10-year part of the curve detracted from performance.
•	From a security selection perspective, selection within investment-grade corporate bonds and government sovereign bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class IB)	5.85%	-5.74%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.30%
Bloomberg U.S. Long Government/Credit Bond Index	6.62%	-5.09%

*	Date of inception: August 2, 2021

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,598,730,001
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 7,303,537
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,598,730,001

Number of Portfolio Holdings	543

Total Investment Advisory Fees Paid	$7,303,537

Portfolio Turnover Rate	53%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	50.3%

Corporate Bonds	43.5%

Foreign Government Securities	2.5%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.9%

EQ/LONG-TERM BOND PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 6.11% for the year ended December 31, 2025.
What contributed to performance during the year?

•	From a duration perspective, the Portfolio’s overweight exposure in the long end of the curve contributed to performance.
•	From a sector allocation perspective, the Portfolio’s exposure to high-yield corporate bonds contributed to performance.
•	From a security selection perspective, selection within local municipal bonds contributed to performance.
What detracted from performance during the year?

•	From a duration perspective, the Portfolio’s underweight exposure in the 7- to 10-year part of the curve detracted from performance.
•	From a security selection perspective, selection within investment-grade corporate bonds and government sovereign bonds detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	Since Inception*
EQ/Long-Term Bond Portfolio (Class K)	6.11%	-5.51%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.30%
Bloomberg U.S. Long Government/Credit Bond Index	6.62%	-5.09%

*	Date of inception: August 2, 2021

Performance Inception Date	Aug. 02, 2021
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,598,730,001
Holdings Count | Holding	543
Advisory Fees Paid, Amount	$ 7,303,537
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,598,730,001

Number of Portfolio Holdings	543

Total Investment Advisory Fees Paid	$7,303,537

Portfolio Turnover Rate	53%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	50.3%

Corporate Bonds	43.5%

Foreign Government Securities	2.5%

Municipal Bonds	1.3%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.9%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 13.08% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Portfolio’s positions in Alphabet Inc., NVIDIA Corporation, and Alnylam Pharmaceuticals, Inc. contributed the most to performance.
•	Stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors contributed to performance.
•	Allocations in the Communication Services and Health Care sectors also contributed positively.
What detracted from performance during the year?

•	The Portfolio’s positions in Novo Nordisk A/S, a Danish pharmaceutical company, Salesforce, Inc., a software company, and Mobileye Global, Inc., an autonomous driving company, detracted the most from performance.
•	Stock selection in the Health Care, Information Technology, Financials, and Communication Services sectors detracted from performance.
•	Allocations in the Information Technology, Consumer Discretionary, Consumer Staples, and Financials sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class IB)	13.08%	12.72%	15.87%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 893,535,718
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,959,160
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$893,535,718

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,959,160

Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	22.6%

Consumer Discretionary	17.4%

Health Care	14.2%

Financials	8.0%

Industrials	6.4%

Consumer Staples	4.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

EQ/LOOMIS SAYLES GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$85	0.79%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 13.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The Portfolio’s positions in Alphabet Inc., NVIDIA Corporation, and Alnylam Pharmaceuticals, Inc. contributed the most to performance.
•
Stock selection in the Consumer Staples, Industrials, and Consumer Discretionary sectors contributed to performance.
•
Allocations in the Communication Services and Health Care sectors also contributed positively.

What detracted from performance during the year?

•
The Portfolio’s positions in Novo Nordisk A/S, a Danish pharmaceutical company, Salesforce, Inc., a software company, and Mobileye Global, Inc., an autonomous driving company, detracted the most from performance.
•
Stock selection in the Health Care, Information Technology, Financials, and Communication Services sectors detracted from performance.
•
Allocations in the Information Technology, Consumer Discretionary, Consumer Staples, and Financials sectors also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Loomis Sayles Growth Portfolio (Class K)	13.31%	12.99%	16.15%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 893,535,718
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 5,959,160
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$893,535,718

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$5,959,160

Portfolio Turnover Rate	4%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	26.5%

Communication Services	22.6%

Consumer Discretionary	17.4%

Health Care	14.2%

Financials	8.0%

Industrials	6.4%

Consumer Staples	4.2%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.1%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	7.8%

Alphabet, Inc., Class A	7.7%

Tesla, Inc.	7.4%

Meta Platforms, Inc., Class A	7.0%

Amazon.com, Inc.	6.1%

Netflix, Inc.	5.7%

Oracle Corp.	4.8%

Boeing Co. (The)	4.3%

Visa, Inc., Class A	3.9%

Monster Beverage Corp.	3.8%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$121	1.10%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 20.90% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Information Technology and Industrials sectors contributed to the Portfolio’s absolute performance.
•	Positions in the Materials and Financials sectors further aided absolute results.
•	Taiwan Semiconductor Manufacturing Co. Ltd., Agnico Eagle Mines Ltd., a Canadian-based gold producer, and Roche Holding AG, a Swiss healthcare company, were top contributors.
What detracted from performance during the year?

•	Holding stocks in the Utilities sector detracted from absolute performance.
•	Positions in Novo Nordisk A/S, a Danish pharmaceutical company, Diageo plc, a British alcoholic beverage company, and James Hardie Industries plc, a manufacturer of building materials, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class IB)	20.90%	6.90%	9.61%
MSCI ACWI ex USA (Net) Index	32.38%	7.91%	8.41%
MSCI ACWI ex USA Growth (Net) Index	25.65%	4.01%	7.92%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,440,029,678
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 9,802,711
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,440,029,678

Number of Portfolio Holdings	86

Total Investment Advisory Fees Paid	$9,802,711

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.2%

United Kingdom	10.4%

Japan	9.1%

France	8.8%

Germany	8.4%

Canada	7.8%

Taiwan	6.2%

China	4.2%

Netherlands	3.8%

India	3.4%

Other	20.9%

Sector Weightings (as a % of Net Assets)

Information Technology	16.7%

Industrials	16.5%

Materials	13.6%

Financials	12.9%

Health Care	12.8%

Consumer Discretionary	11.8%

Consumer Staples	9.2%

Communication Services	3.7%

Energy	1.7%

Utilities	0.3%

Cash and Other Assets Less Liabilities	0.8%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class k	$94	0.85%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 21.38% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Information Technology and Industrials sectors contributed to the Portfolio’s absolute performance.
•	Positions in the Materials and Financials sectors further aided absolute results.
•	Taiwan Semiconductor Manufacturing Co. Ltd., Agnico Eagle Mines Ltd., a Canadian-based gold producer, and Roche Holding AG, a Swiss healthcare company, were top contributors.
What detracted from performance during the year?

•	Holding stocks in the Utilities sector detracted from absolute performance.
•	Positions in Novo Nordisk A/S, a Danish pharmaceutical company, Diageo plc, a British alcoholic beverage company, and James Hardie Industries plc, a manufacturer of building materials, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/MFS International Growth Portfolio (Class K)	21.38%	7.19%	9.88%
MSCI ACWI ex USA (Net) Index	32.38%	7.91%	8.41%
MSCI ACWI ex USA Growth (Net) Index	25.65%	4.01%	7.92%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,440,029,678
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 9,802,711
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,440,029,678

Number of Portfolio Holdings	86

Total Investment Advisory Fees Paid	$9,802,711

Portfolio Turnover Rate	14%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.2%

United Kingdom	10.4%

Japan	9.1%

France	8.8%

Germany	8.4%

Canada	7.8%

Taiwan	6.2%

China	4.2%

Netherlands	3.8%

India	3.4%

Other	20.9%

Sector Weightings (as a % of Net Assets)

Information Technology	16.7%

Industrials	16.5%

Materials	13.6%

Financials	12.9%

Health Care	12.8%

Consumer Discretionary	11.8%

Consumer Staples	9.2%

Communication Services	3.7%

Energy	1.7%

Utilities	0.3%

Cash and Other Assets Less Liabilities	0.8%

EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$134	1.15%

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 32.95% for the year ended December 31, 2025.
What contributed to performance
during
the year?

•	Holding stocks in the Financials sector contributed to the Portfolio’s absolute performance.
•	Holding stocks in the Industrials sector further supported returns.
•	Positions in CaixaBank SA, a Spanish financial group, Franco-Nevada Corporation, a gold-focused royalty and streaming company, and NatWest Group plc, a UK banking group, contributed to absolute performance.
What detracted from performance during the year?

•	Holding stocks in the Consumer Staples sector detracted from absolute performance.
•	Positions in Diageo plc, a British alcoholic beverage company, Wolters Kluwer N.V., a company that provides information, software, and services for professionals, and Dassault Systemes SE, a French software company, detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS International Intrinsic Value Portfolio (Class IB)	32.95%	6.99%	10.32%
MSCI EAFE ® Index	31.22%	8.92%	9.18%
MSCI EAFE ® Value (Net) Index	42.25%	13.36%	9.82%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,453,363,515
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 10,171,001
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,453,363,515

Number of Portfolio Holdings	87

Total Investment Advisory Fees Paid	$10,171,001

Portfolio Turnover Rate	19%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Country Weightings (as a % of Net Assets)

United States	16.0%

Japan	12.0%

United Kingdom	11.2%

France	9.8%

Germany	6.8%

Switzerland	6.6%

Canada	5.3%

Ireland	4.3%

Spain	3.8%

Taiwan	3.2%

Other	18.1%

Sector Weightings (as a % of Net Assets)

Financials	24.9%

Industrials	17.4%

Materials	16.0%

Health Care	12.1%

Information Technology	11.7%

Consumer Staples	7.3%

Energy	4.6%

Consumer Discretionary	3.1%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	1.9%

EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 5.60% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The Communication Services and Industrials sectors were the primary contributors to the Portfolio’s absolute performance.
•	In the Industrials sector, a position in Howmet Aerospace Inc. contributed to performance.
•	In the Communication Services sector, a position in Spotify Technology SA, a digital audio streaming service, contributed to performance.
•	The Health Care sector also contributed to performance. Exact Sciences, a molecular diagnostics company, was a top contributor.
What detracted from performance during the year?

•	The Information Technology and Consumer Discretionary sectors were the primary detractors from the Portfolio’s performance.
•	Positions in HubSpot, Inc., a developer of software products for marketing, sales, and customer service, Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions, and Tyler Technologies, Inc., a software company, detracted from performance.
•	Security selection and sector allocation detracted from the Portfolio’s performance relative to the Russell Midcap ® Growth Index.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Mid Cap Focused Growth Portfolio (Class IB)	5.60%	5.09%	10.61%
Russell 1000 ® Index	17.37%	13.59%	15.00%
Russell Midcap ® Growth Index	8.66%	6.65%	12.57%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 531,423,663
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 3,892,249
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$531,423,663

Number of Portfolio Holdings	49

Total Investment Advisory Fees Paid	$3,892,249

Portfolio Turnover Rate	60%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	19.2%

Consumer Discretionary	17.7%

Health Care	17.4%

Industrials	13.1%

Communication Services	12.0%

Financials	10.7%

Energy	2.9%

Real Estate	2.4%

Utilities	2.3%

Materials	2.0%

Cash and Other Assets Less Liabilities	0.3%

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.9%

Take-Two Interactive Software, Inc.	4.0%

Natera, Inc.	3.6%

Exact Sciences Corp.	3.4%

Monolithic Power Systems, Inc.	3.3%

Guidewire Software, Inc.	3.2%

TKO Group Holdings, Inc., Class A	3.1%

Quanta Services, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

Live Nation Entertainment, Inc.	2.7%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Howmet Aerospace, Inc.	5.9%

Take-Two Interactive Software, Inc.	4.0%

Natera, Inc.	3.6%

Exact Sciences Corp.	3.4%

Monolithic Power Systems, Inc.	3.3%

Guidewire Software, Inc.	3.2%

TKO Group Holdings, Inc., Class A	3.1%

Quanta Services, Inc.	2.9%

LPL Financial Holdings, Inc.	2.7%

Live Nation Entertainment, Inc.	2.7%

EQ/MFS TECHNOLOGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.10%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 16.24% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the Electronics, Interactive Media Services, and Computer Systems industries contributed the most to the Portfolio’s absolute performance.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., Broadcom Inc., and NVIDIA Corp.
What detracted from performance during the year?

•	Holding stocks in the Business Services and Internet industries weighed on the Portfolio’s absolute performance.
•	The stocks that detracted the most were Salesforce, Inc., a cloud-based software company, Accenture plc, a professional services company, and Marvell Technology, Inc., a global semiconductor company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Technology Portfolio (Class IB)	16.24%	12.06%	17.34%
S&P 500 ® Index	17.88%	14.42%	15.26%
S&P North American Technology Sector Index	27.82%	18.02%	22.32%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,247,047,160
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 8,238,928
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,247,047,160

Number of Portfolio Holdings	51

Total Investment Advisory Fees Paid	$8,238,928

Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	81.9%

Communication Services	14.0%

Industrials	2.7%

Financials	0.5%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.4%

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	9.2%

Apple, Inc.	8.4%

Microsoft Corp.	8.3%

Broadcom, Inc.	7.7%

Shopify, Inc., Class A	5.1%

Meta Platforms, Inc., Class A	4.7%

Advanced Micro Devices, Inc.	3.3%

Lam Research Corp.	2.5%

Oracle Corp.	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NVIDIA Corp.	9.9%

Alphabet, Inc., Class A	9.2%

Apple, Inc.	8.4%

Microsoft Corp.	8.3%

Broadcom, Inc.	7.7%

Shopify, Inc., Class A	5.1%

Meta Platforms, Inc., Class A	4.7%

Advanced Micro Devices, Inc.	3.3%

Lam Research Corp.	2.5%

Oracle Corp.	2.4%

EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder repo rt contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 14.65% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the independent power and renewable electricity producers industry contributed to the Portfolio’s absolute performance.
•	Holding stocks in the water utilities and gas utilities industries also contributed to absolute performance.
•	The individual holdings that contributed the most to absolute performance were three companies focused on renewable energy: Constellation Energy Corporation, RWE AG, and Enel Group SpA.
What detracted from performance during the year?

•	Holding stocks in the electrical equipment industry weighed on the Portfolio’s absolute performance.
•	The individual holdings that detracted the most from absolute performance were PG&E Corporation, a U.S. utility company, Edison International, an electric utility holding company, and Generac Holdings, Inc., a manufacturer of power generation and energy management solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class IB)	14.65%	7.33%	8.61%
S&P 500 ® Index	17.88%	14.42%	15.26%
MSCI ACWI Utilities (Net) Index	23.47%	7.79%	8.71%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 230,854,090
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,389,131
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$230,854,090

Number of Portfolio Holdings	52

Total Investment Advisory Fees Paid	$1,389,131

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		98.5%

Electric Utilities	59.9%

Multi-Utilities	26.3%

Independent Power and Renewable Electricity Producers	9.1%

Gas Utilities	2.0%

Water Utilities	1.2%

Industrials		0.3%

Electrical Equipment	0.3%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

EQ/MFS UTILITIES SERIES PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 14.94% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Holding stocks in the independent power and renewable electricity producers industry contributed to the Portfolio’s absolute performance.
•	Holding stocks in the water utilities and gas utilities industries also contributed to absolute performance.
•	The individual holdings that contributed the most to absolute performance were three companies focused on renewable energy: Constellation Energy Corporation, RWE AG, and Enel Group SpA.
What detracted from performance during the year?

•	Holding stocks in the electrical equipment industry weighed on the Portfolio’s absolute performance.
•	The individual holdings that detracted the most from absolute performance were PG&E Corporation, a U.S. utility company, Edison International, an electric utility holding company, and Generac Holdings, Inc., a manufacturer of power generation and energy management solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/MFS Utilities Series Portfolio (Class K)	14.94%	7.61%	8.89%
S&P 500 ® Index	17.88%	14.42%	15.26%
MSCI ACWI Utilities (Net) Index	23.47%	7.79%	8.71%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 230,854,090
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 1,389,131
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$230,854,090

Number of Portfolio Holdings	52

Total Investment Advisory Fees Paid	$1,389,131

Portfolio Turnover Rate	20%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		98.5%

Electric Utilities	59.9%

Multi-Utilities	26.3%

Independent Power and Renewable Electricity Producers	9.1%

Gas Utilities	2.0%

Water Utilities	1.2%

Industrials		0.3%

Electrical Equipment	0.3%

Cash and Other Assets Less Liabilities		1.2%

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

NextEra Energy, Inc.	11.1%

Constellation Energy Corp.	8.4%

PG&E Corp.	5.8%

Xcel Energy, Inc.	5.1%

Sempra	4.9%

Vistra Corp.	4.2%

DTE Energy Co.	3.9%

Dominion Energy, Inc.	3.9%

American Electric Power Co., Inc.	3.8%

Ameren Corp.	3.8%

EQ/MID CAP INDEX PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.80% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Industrials, Information Technology, and Financials.

•	The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Coherent Corp., a manufacturer of optical materials and semiconductors, and EchoStar Corporation, a telecommunications company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Discretionary, Consumer Staples, and Energy.
•	The stocks that detracted the most from performance were Sarepta Therapeutics, Inc., a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, BellRing Brands, Inc., a nutritional products company, and Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class IB)	6.80%	8.42%	9.99%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,626,135,967
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 6,938,418
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,626,135,967

Number of Portfolio Holdings	407

Total Investment Advisory Fees Paid	$6,938,418

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	23.4%

Financials	16.6%

Information Technology	13.9%

Consumer Discretionary	11.4%

Health Care	8.8%

Real Estate	6.3%

Materials	5.4%

Consumer Staples	4.3%

Energy	3.9%

Utilities	3.3%

Communication Services	2.0%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 0.65% to 0.64%. The expense limit includes amounts payable pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/MID CAP INDEX PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 7.10% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Industrials, Information Technology, and Financials.
•	The stocks that contributed the most to performance were Ciena Corporation, a networking systems, services and software company, Lumentum Holdings Inc., a manufacturer of optical and photonic products, Comfort Systems USA, Inc., a mechanical and electrical contracting services company, Coherent Corp., a manufacturer of optical materials and semiconductors, and EchoStar Corporation, a telecommunications company.
What detracted from performance during the year?

•	The sectors that detracted the most from performance were Consumer Discretionary, Consumer Staples, and Energy.
•	The stocks that detracted the most from performance were Sarepta Therapeutics, Inc., a biopharmaceutical company, Avantor, Inc., a provider of products and services to the biopharmaceutical industry, Nutanix, Inc., an infrastructure platform provider, BellRing Brands, Inc., a nutritional products company, and Manhattan Associates, Inc., a supplier of supply chain and inventory software solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Index Portfolio (Class K)	7.10%	8.69%	10.26%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P MidCap 400 ® Index	7.50%	9.12%	10.72%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,626,135,967
Holdings Count | Holding	407
Advisory Fees Paid, Amount	$ 6,938,418
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,626,135,967

Number of Portfolio Holdings	407

Total Investment Advisory Fees Paid	$6,938,418

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Industrials	23.4%

Financials	16.6%

Information Technology	13.9%

Consumer Discretionary	11.4%

Health Care	8.8%

Real Estate	6.3%

Materials	5.4%

Consumer Staples	4.3%

Energy	3.9%

Utilities	3.3%

Communication Services	2.0%

Short-Term Investments	0.7%

Cash and Other Assets Less Liabilities	0.0%	#

#	Less than 0.05%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
These changes are intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling
1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.40% to 0.39%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses. In addition, effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$97	0.95%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 4.98% for the year ended December 31, 2025.
What contrib
u
ted to performance during the year?

•	The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Industrials, and Information Technology.
•	The stocks that contributed the most to absolute performance were Mr Cooper Group, Inc., a mortgage company, Huntington Ingalls Industries, Inc., a military ship building company, WESCO International, Inc., a logistics company, and Ciena Corporation, a networking systems, services and software company.
What detracted from performance during the year?

•	The sectors that detracted the most from the Portfolio’s absolute performance were Health Care and Consumer Staples.
•	The stocks that detracted the most from absolute performance were Perrigo Co. plc, a manufacturer of personal care products, Civitas Resources, Inc., an energy company, Teleflex, Inc., a manufacturer of specialty medical devices, and Charles River Laboratories International, Inc., a scientific research and development company.
•	Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class IB)	4.98%	7.62%	8.20%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	Performance results do not reﬂect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,517,366,556
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 8,187,963
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,517,366,556

Number of Portfolio Holdings	789

Total Investment Advisory Fees Paid	$8,187,963

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.8%

Financials	13.8%

Information Technology	8.2%

Real Estate	7.6%

Health Care	7.2%

Consumer Discretionary	6.8%

Materials	5.2%

Energy	4.4%

Utilities	4.2%

Consumer Staples	3.9%

Communication Services	2.2%

Exchange Traded Funds	10.3%

Short-Term Investments	4.3%

Cash and Other Assets Less Liabilities	6.1%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and
what
affected its performance?

The Portfolio’s Class K shares returned 5.20% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Financials, Industrials, and Information Technology.
•
The stocks that contributed the most to absolute performance were Mr Cooper Group, Inc., a mortgage company, Huntington Ingalls Industries, Inc., a military ship building company, WESCO International, Inc., a logistics company, and Ciena Corporation, a networking systems, services and software company.

What detracted from performance during the year?

•
The sectors that detracted the most from the Portfolio’s absolute performance were Health Care and Consumer Staples.
•
The stocks that detracted the most from absolute performance were Perrigo Co. plc, a manufacturer of personal care products, Civitas Resources, Inc., an energy company, Teleflex, Inc., a manufacturer of specialty medical devices, and Charles River Laboratories International, Inc., a scientific research and development company.
•
Volatility management detracted from performance. In response to market volatility in April, the Portfolio de-equitized, which limited the Portfolio’s participation in the subsequent equity market recovery.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Mid Cap Value Managed Volatility Portfolio (Class K)	5.20%	7.89%	8.47%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell Midcap ® Value Index	11.05%	9.83%	9.78%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,517,366,556
Holdings Count | Holding	789
Advisory Fees Paid, Amount	$ 8,187,963
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,517,366,556

Number of Portfolio Holdings	789

Total Investment Advisory Fees Paid	$8,187,963

Portfolio Turnover Rate	41%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Industrials	15.8%
Financials	13.8%
Information Technology	8.2%
Real Estate	7.6%
Health Care	7.2%
Consumer Discretionary	6.8%
Materials	5.2%
Energy	4.4%
Utilities	4.2%
Consumer Staples	3.9%
Communication Services	2.2%
Exchange Traded Funds	10.3%
Short-Term Investments	4.3%
Cash and Other Assets Less Liabilities	6.1%

EQ/MONEY MARKET PORTFOLIO - (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	How did the Portfolio perform last year? The Portfolio’s Class IA shares returned 3.66% for the year ended December 31, 2025.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IA)	3.66%	2.79%	1.73%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,806,280,458
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,316,609
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,806,280,458

Number of Portfolio Holdings	85

Total Investment Advisory Fees Paid	$8,316,609

Holdings [Text Block]

What did the Portfolio invest
in
?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	55.6%

U.S. Treasury Obligations	31.8%

U.S. Government Agency Securities	13.4%

Cash and Other Assets Less Liabilities	-0.8%

EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	How did the Portfolio perform last year? The Portfolio’s Class IB shares returned 3.66% for the year ended December 31, 2025.
Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Money Market Portfolio (Class IB)	3.66%	2.79%	1.73%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 2,806,280,458
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 8,316,609
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,806,280,458

Number of Portfolio Holdings	85

Total Investment Advisory Fees Paid	$8,316,609

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Repurchase Agreements	55.6%

U.S. Treasury Obligations	31.8%

U.S. Government Agency Securities	13.4%

Cash and Other Assets Less Liabilities	-0.8%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$119	1.15%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.39% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The greatest positive contributors to the Portfolio’s absolute performance were the Information Technology, Consumer Staples, and Materials sectors.
•
The largest individual contributors to absolute performance were Cloudflare, Inc., a website security and performance company, Celsius Holdings, Inc., a distributor of energy drinks, Roivant Sciences Ltd., a biopharmaceutical company, MP Materials Corp., a producer of rare earth materials, and Strategy, Inc., a bitcoin treasury company.
•
On a relative performance basis, stock selection in the Consumer Staples, Information Technology and Materials sectors added the most to performance versus the benchmark.

What detracted from performance during the year?

•
The greatest detractors from the Portfolio’s absolute performance were the Consumer Discretionary, Financials, and Real Estate sectors.
•
The largest individual detractors from absolute performance were Global-e Online Ltd., an e-commerce platform, Aurora Innovation, Inc., a self-driving technology company, Semler Scientific, Inc., Affirm Holdings, Inc., a financial technology company, and Agilon Health, Inc., a healthcare services company.
•
On a relative performance basis, stock selection and an average overweight in the Consumer Discretionary sector and stock selection in the Health Care and Financials sectors detracted the most from performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class IB)	7.39%	-0.01%	12.95%
Russell 3000 ® Index *	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 426,651,139
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 3,076,887
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$426,651,139

Number of Portfolio Holdings	1,118

Total Investment Advisory Fees Paid	$3,076,887

Portfolio Turnover Rate	63%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Information Technology	24.0%

Industrials	14.0%

Consumer Discretionary	10.0%

Financials	7.6%

Real Estate	4.2%

Consumer Staples	3.3%

Energy	2.8%

Materials	1.8%

Communication Services	1.2%

Utilities	0.3%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	-3.7%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$93	0.90%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.67% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The greatest positive contributors to the Portfolio’s absolute performance were the Information Technology, Consumer Staples, and Materials sectors.
•
The largest individual contributors to absolute performance were Cloudflare, Inc., a website security and performance company, Celsius Holdings, Inc., a distributor of energy drinks, Roivant Sciences Ltd., a biopharmaceutical company, MP Materials Corp., a producer of rare earth materials, and Strategy, Inc., a bitcoin treasury company.
•
On a relative performance basis, stock selection in the Consumer Staples, Information Technology and Materials sectors added the most to performance versus the benchmark.

What detracted from performance during the year?

•
The greatest detractors from the Portfolio’s absolute performance were the Consumer Discretionary, Financials, and Real Estate sectors.
•
The largest individual detractors from absolute performance were Global-e Online Ltd., an e-commerceplatform, Aurora Innovation, Inc., a self-driving technology company, Semler Scientific, Inc., Affirm Holdings, Inc., a financial technology company, and Agilon Health, Inc., a healthcare services company.
•
On a relative performance basis, stock selection and an average overweight in the Consumer Discretionary sector and stock selection in the Health Care and Financials sectors detracted the most from performance versus the benchmark.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Morgan Stanley Small Cap Growth Portfolio (Class K)	7.67%	0.25%	13.24%
Russell 3000 ® Index*	17.15%	13.15%	14.29%
Russell 2000 ® Growth Index	13.01%	3.18%	9.57%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 426,651,139
Holdings Count | Holding	1,118
Advisory Fees Paid, Amount	$ 3,076,887
Investment Company, Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$426,651,139

Number of Portfolio Holdings	1,118

Total Investment Advisory Fees Paid	$3,076,887

Portfolio Turnover Rate	63%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	27.4%

Information Technology	24.0%

Industrials	14.0%

Consumer Discretionary	10.0%

Financials	7.6%

Real Estate	4.2%

Consumer Staples	3.3%

Energy	2.8%

Materials	1.8%

Communication Services	1.2%

Utilities	0.3%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	-3.7%

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Cloudflare, Inc., Class A	6.0%

Roivant Sciences Ltd.	4.3%

JPMorgan Prime Money Market Fund, IM Shares	3.0%

IonQ, Inc.	2.9%

Oddity Tech Ltd., Class A	2.2%

Landbridge Co. LLC, Class A	1.9%

BitMine Immersion Technologies, Inc.	1.6%

Cheesecake Factory, Inc. (The)	1.6%

Arbutus Biopharma Corp.	1.5%

Immunovant, Inc.	1.4%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$281	2.74%

Expenses Paid, Amount	$ 281
Expense Ratio, Percent	2.74%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 5.52% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Interest rate strategies in the U.S., U.K., and Eurozone contributed to the Portfolio’s performance during the year.
•
Exposure to securitized assets contributed to performance.
•
Exposure to government-related assets, particularly supranational bonds, contributed positively.
•
Long exposure to Japanese breakeven inflation contributed positively.

What detracted from performance during the year?

•
Long exposure to breakeven inflation in the U.K. detracted from performance.
•
Interest rate strategies in the dollar bloc, specifically Canada and Australia, detracted.
•
Interest rate strategies in Japan and Denmark also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class IB)	5.52%	-0.90%	2.48%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Bloomberg World Government Inflation-Linked Bond Index	4.67%	-0.91%	2.63%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 107,758,556
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 319,715
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$107,758,556

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$319,715

Portfolio Turnover Rate	175%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	72.8%

U.S. Treasury Obligations	61.2%

Mortgage-Backed Securities	16.1%

Supranational	4.6%

Collateralized Mortgage Obligations	4.4%

Corporate Bonds	3.8%

Asset-Backed Securities	2.5%

Commercial Mortgage-Backed Securities	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities *	-65.6%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

Country Weightings (as a % of Net Assets)

United States	78.7%

United Kingdom	36.8%

Italy	11.1%

France	10.6%

Spain	7.1%

Japan	5.2%

Supranational	4.6%

Germany	3.3%

Australia	2.0%

Canada	1.4%

Other	4.8%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$256	2.49%

Expenses Paid, Amount	$ 256
Expense Ratio, Percent	2.49%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 5.75% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Interest rate strategies in the U.S., U.K., and Eurozone contributed to the Portfolio’s performance during the year.
•	Exposure to securitized assets contributed to performance.
•	Exposure to government-related assets, particularly supranational bonds, contributed positively.
•	Long exposure to Japanese breakeven inflation contributed positively.
What detracted from performance during the year?

•	Long exposure to breakeven inflation in the U.K. detracted from performance.
•	Interest rate strategies in the dollar bloc, specifically Canada and Australia, detracted.
•	Interest rate strategies in Japan and Denmark also detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Global Real Return Portfolio (Class K)	5.75%	-0.68%	2.73%
Bloomberg Global Aggregate Index	8.17%	-2.15%	1.26%
Bloomberg World Government Inflation-Linked Bond Index	4.67%	-0.91%	2.63%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 107,758,556
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 319,715
Investment Company, Portfolio Turnover	175.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$107,758,556

Number of Portfolio Holdings	260

Total Investment Advisory Fees Paid	$319,715

Portfolio Turnover Rate	175%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Foreign Government Securities	72.8%

U.S. Treasury Obligations	61.2%

Mortgage-Backed Securities	16.1%

Supranational	4.6%

Collateralized Mortgage Obligations	4.4%

Corporate Bonds	3.8%

Asset-Backed Securities	2.5%

Commercial Mortgage-Backed Securities	0.1%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities*	-65.6%

Country Weightings (as a % of Net Assets)

United States	78.7%

United Kingdom	36.8%

Italy	11.1%

France	10.6%

Spain	7.1%

Japan	5.2%

Supranational	4.6%

Germany	3.3%

Australia	2.0%

Canada	1.4%

Other	4.8%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$231	2.22%

Expenses Paid, Amount	$ 231
Expense Ratio, Percent	2.22%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.95% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Interest rate strategies in the U.S., Eurozone, and U.K. contributed to the Portfolio’s performance during the year.
•
Exposure to securitized assets contributed to performance.
•
Breakeven inflation strategies in the U.S. and Japan contributed to performance.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/PIMCO Real Return Portfolio (Class IB)	7.95%	1.24%	3.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.29%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	7.01%	1.12%	3.53%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 85,670,480
Holdings Count | Holding	248
Advisory Fees Paid, Amount	$ 128,736
Investment Company, Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$85,670,480

Number of Portfolio Holdings	248

Total Investment Advisory Fees Paid	$128,736

Portfolio Turnover Rate	117%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	112.2%

Mortgage-Backed Securities	12.8%

Collateralized Mortgage Obligations	8.2%

Asset-Backed Securities	5.5%

Foreign Government Securities	3.3%

Commercial Mortgage-Backed Securities	0.6%

Corporate Bonds	0.6%

Short-Term Investments	62.2%

Cash and Other Assets Less Liabilities*	-105.4%

*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year
and
what affected its performance?
The Portfolio’s Class IB shares returned 8.70% for the year ended December
31
, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, and exposure to emerging market external debt also contributed.
What detracted from performance during the year?

•	Short exposure to select developed market currencies, particularly the British Pound Sterling and the Euro, detracted from performance.
•	Interest rate strategies in Australia and interest rate strategies in Japan detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/PIMCO Total Return ESG Portfolio (Class IB)	8.70%	-0.14%	2.46%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.29%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 262,125,120
Holdings Count | Holding	703
Advisory Fees Paid, Amount	$ 769,222
Investment Company, Portfolio Turnover	330.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$262,125,120

Number of Portfolio Holdings	703

Total Investment Advisory Fees Paid	$769,222

Portfolio Turnover Rate	330%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	41.6%

Corporate Bonds	29.1%

U.S. Treasury Obligations	17.3%

Asset-Backed Securities	10.8%

Foreign Government Securities	5.8%

Commercial Mortgage-Backed Securities	4.4%

Collateralized Mortgage Obligations	2.2%

Municipal Bonds	1.1%

Supranational	0.7%

Options Purchased	0.0%	#

Short-Term Investments	6.9%

Cash and Other Assets Less Liabilities*	-19.9%

#	Less than 0.05%
*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 4.47% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Holdings of investment grade corporate credit, particularly financials, contributed to the Portfolio’s performance during the year.
•
U.S. duration positioning contributed to performance.
•
Holdings of agency mortgage-backed securities (Agency MBS) contributed positively.
•
Select holdings of securitized credit, particularly asset-backed securities (ABS) and collateralized debt and collateralized loan obligations (CDO/CLO) also contributed.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class IB)	4.47%	2.93%	2.32%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 798,796,207
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 3,300,272
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$798,796,207

Number of Portfolio Holdings	490

Total Investment Advisory Fees Paid	$3,300,272

Portfolio Turnover Rate	65%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	45.6%

Asset-Backed Securities	23.5%

Collateralized Mortgage Obligations	18.4%

U.S. Government Agency Securities	5.9%

Foreign Government Securities	0.9%

Commercial Mortgage-Backed Securities	0.6%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.2%

Municipal Bonds	0.2%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	1.4%

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$56	0.55%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 4.73% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Holdings of investment grade corporate credit, particularly financials, contributed to the Portfolio’s performance during the year.
•
U.S. duration positioning contributed to performance.
•
Holdings of agency mortgage-backed securities (Agency MBS) contributed positively.
•
Select holdings of securitized credit, particularly asset-backed securities (ABS) and collateralized debt and collateralized loan obligations (CDO/CLO) also contributed.

What detracted from performance during the year?

•
There were no notable detractors from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/PIMCO Ultra Short Bond Portfolio (Class K)	4.73%	3.19%	2.57%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
ICE BofA U.S. 3-Month Treasury Bill Index	4.21%	3.19%	2.19%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 798,796,207
Holdings Count | Holding	490
Advisory Fees Paid, Amount	$ 3,300,272
Investment Company, Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$798,796,207

Number of Portfolio Holdings	490

Total Investment Advisory Fees Paid	$3,300,272

Portfolio Turnover Rate	65%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Corporate Bonds	45.6%

Asset-Backed Securities	23.5%

Collateralized Mortgage Obligations	18.4%

U.S. Government Agency Securities	5.9%

Foreign Government Securities	0.9%

Commercial Mortgage-Backed Securities	0.6%

U.S. Treasury Obligations	0.4%

Mortgage-Backed Securities	0.2%

Municipal Bonds	0.2%

Short-Term Investments	2.9%

Cash and Other Assets Less Liabilities	1.4%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IA shares returned 6.29% for the year ended December 31, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.
What detracted from performance
during
the year?

•	Interest rate strategies in Japan detracted from performance.
•	Interest rate strategies in the Eurozone also detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IA)	6.29%	-0.17%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 996,584,172
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 4,189,362
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 6.32% for the year ended December 31, 2025.
What contributed to performance during the year?

•	U.S. duration positioning contributed to the Portfolio’s performance during the year.
•	Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•	Holdings of investment grade corporate credit contributed to performance.
•	Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.
What detracted from performance during
the
year?

•	Interest rate strategies in Japan detracted from performance.
•	Interest rate strategies in the Eurozone also detracted from performance.
•	Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class IB)	6.32%	-0.19%	1.31%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 996,584,172
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 4,189,362
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 6.41% for the year ended December 31, 2025.

What contributed to performance during the year?

•
U.S. duration positioning contributed to the Portfolio’s performance during the year.
•
Long exposure to securitized credit, including agency mortgage-backed securities (Agency MBS), residential mortgage-backed securities (RMBS), and commercial mortgage-backed securities (CMBS) contributed to performance.
•
Holdings of investment grade corporate credit contributed to performance.
•
Exposure to emerging market external debt and exposure to select emerging market currencies in Latin America, particularly the Brazilian Real and Mexican Peso, also contributed.

What detracted from performance during the year?

•
Interest rate strategies in Japan detracted from performance.
•
Interest rate strategies in the Eurozone also detracted from performance.
•
Long exposure to U.S. Treasury Inflation-Protected Securities (TIPS) detracted.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Quality Bond PLUS Portfolio (Class K)	6.41%	0.05%	1.56%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%
Bloomberg U.S. Intermediate Government Bond Index	6.50%	0.64%	1.76%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 996,584,172
Holdings Count | Holding	874
Advisory Fees Paid, Amount	$ 4,189,362
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$996,584,172

Number of Portfolio Holdings	874

Total Investment Advisory Fees Paid	$4,189,362

Portfolio Turnover Rate	170%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	41.6%

U.S. Treasury Obligations	35.7%

Corporate Bonds	11.7%

Mortgage-Backed Securities	11.6%

Asset-Backed Securities	2.2%

Collateralized Mortgage Obligations	1.9%

Foreign Government Securities	1.1%

Commercial Mortgage-Backed Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	-7.1%

EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$67	0.63%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.57% for the year ended December 31, 2025.
What contributed to performance during the year?

•	The sectors that contributed the most to performance were Health Care, Industrials, and Information Technology.
•	The stocks that contributed the most to performance were Bloom Energy Corp., Credo Technology Group Holding Ltd., EchoStar Corporation, a telecommunications company, Fabrinet, a contract manufacturer specializing in optical components, and Guardant Health, Inc.
What detracted from performance during
the
year?

•	The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•	The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, Inc., a voice AI company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class IB)	12.57%	6.16%	9.44%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 1,599,630,956
Holdings Count | Holding	1,924
Advisory Fees Paid, Amount	$ 3,695,624
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,599,630,956

Number of Portfolio Holdings	1,924

Total Investment Advisory Fees Paid	$3,695,624

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%
Financials	17.6%
Industrials	17.1%
Information Technology	14.6%
Consumer Discretionary	8.8%
Real Estate	5.6%
Energy	4.8%
Materials	4.4%
Utilities	3.0%
Communication Services	2.7%
Consumer Staples	1.8%
Short-Term Investments	2.3%
Cash and Other Assets Less Liabilities	-1.3%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/SMALL COMPANY INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 12.82% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to performance were Health Care, Industrials, and Information Technology.
•
The stocks that contributed the most to performance were Bloom Energy Corp., Credo Technology Group Holding Ltd., EchoStar Corporation, a telecommunications company, Fabrinet, a contract manufacturer specializing in optical components, and Guardant Health, Inc.

What detracted from performance during the year?

•
The sectors that detracted the most from performance were Consumer Staples, Energy, and Consumer Discretionary.
•
The stocks that detracted the most from performance were Vaxcyte, Inc., a vaccine company, SPS Commerce Inc., a provider of a cloud-based retail network, Six Flags Entertainment Corporation, and SoundHound AI, Inc., a voice AI company.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Small Company Index Portfolio (Class K)	12.82%	6.41%	9.70%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 2000 ® Index	12.81%	6.09%	9.62%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 1,599,630,956
Holdings Count | Holding	1,924
Advisory Fees Paid, Amount	$ 3,695,624
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,599,630,956

Number of Portfolio Holdings	1,924

Total Investment Advisory Fees Paid	$3,695,624

Portfolio Turnover Rate	13%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Health Care	18.6%

Financials	17.6%

Industrials	17.1%

Information Technology	14.6%

Consumer Discretionary	8.8%

Real Estate	5.6%

Energy	4.8%

Materials	4.4%

Utilities	3.0%

Communication Services	2.7%

Consumer Staples	1.8%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	-1.3%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees. For more complete information, including the contractual fee rate schedule, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the Portfolio’s adviser, Equitable Investment Management Group, LLC, agreed to add a new breakpoint to the contractual advisory fee rate schedule for the Portfolio. This change is intended to reduce the Portfolio’s fees.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$132	1.20%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 19.21% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Overall, stock selection drove the Portfolio’s performance.
•
Biotechnology was a major contributor to performance due to positive stock selection and an overweight position relative to the Portfolio’s benchmark index.
•
Insmed Incorporated, a biopharmaceutical company focused on developing and commercializing therapies for patients with serious lung diseases, was a top contributor.
•
Diagnostics company Guardant Health, Inc. outperformed during the period due to consecutive strong earnings reports.

What detracted from performance during the year?

•
The Portfolio’s underweight allocation to the pharmaceuticals sub-sector
detracted meaningfully from the Portfolio’s performance relative to its benchmark index.
•
The Portfolio’s modest overweight allocation to the life sciences sub-sector
also detracted. An uncertain and rapidly evolving U.S. policy environment weighed on the segment during the first half of the year.
•
The Portfolio’s investment in UnitedHealth Group, Inc. was the top detractor from the Portfolio’s absolute performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception *
EQ/T. Rowe Price Health Sciences Portfolio (Class IB)	19.21%	3.62%	8.06%
Russell 3000 ® Index	17.15%	13.15%	14.59%
Russell 3000 ® Health Care Index	14.56%	6.31%	8.96%
S&P 500 ® Index	17.88%	14.42%	15.26%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 176,068,151
Holdings Count | Holding	169
Advisory Fees Paid, Amount	$ 1,260,033
Investment Company, Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$176,068,151

Number of Portfolio Holdings	169

Total Investment Advisory Fees Paid	$1,260,033

Portfolio Turnover Rate	67%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.6%

Biotechnology	42.7%

Pharmaceuticals	22.1%

Health Care Equipment & Supplies	13.3%

Health Care Providers & Services	12.5%

Life Sciences Tools & Services	8.9%

Health Care Technology	0.1%

Short-Term Investments		0.7%

Cash and Other Assets Less Liabilities		-0.3%

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.4%

Intuitive Surgical, Inc.	4.5%

Thermo Fisher Scientific, Inc.	4.3%

Argenx SE (ADR)	3.9%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	3.3%

AstraZeneca plc (ADR)	2.9%

AbbVie, Inc.	2.8%

Danaher Corp.	2.8%

Regeneron Pharmaceuticals, Inc.	2.6%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Eli Lilly & Co.	12.4%

Intuitive Surgical, Inc.	4.5%

Thermo Fisher Scientific, Inc.	4.3%

Argenx SE (ADR)	3.9%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	3.3%

AstraZeneca plc (ADR)	2.9%

AbbVie, Inc.	2.8%

Danaher Corp.	2.8%

Regeneron Pharmaceuticals, Inc.	2.6%

EQ/VALUE EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs
for
the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.91%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Portfolio
perform
last year and
what
affected
its
performance?
The Portfolio’s Class IB shares returned 11.01% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Security selection within the Industrials sector contributed the most to the Portfolio’s performance relative to its benchmark index.
•	From a sector allocation perspective, an overweight allocation to Information Technology was the largest contributor.
•	Parker-Hannifin Corporation, a manufacturer of motion control technologies, Capital One Financial Corporation, and Mitsubishi UFJ Financial Group, Inc., a Japanese financial services holding company, were the largest individual contributors during the year.
What detracted from performance during the year?

•	Security selection within the Information Technology sector detracted from performance relative to the benchmark index.
•	From a sector allocation perspective, an underweight allocation to Communication Services detracted from relative performance.
•	Lennar Corporation, one of the largest homebuilders in the U.S., Adobe Inc., a software company, and Ameriprise Financial, Inc. were the largest individual detractors during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class IB)	11.01%	8.65%	8.47%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,519,841,396
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 8,320,289
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,519,841,396

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$8,320,289

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Information Technology	14.4%

Materials	12.1%

Industrials	11.4%

Health Care	9.5%

Consumer Discretionary	6.8%

Utilities	6.3%

Communication Services	5.8%

Consumer Staples	4.5%

Energy	3.7%

Real Estate	1.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%

Amgen, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%

Amgen, Inc.	2.5%

EQ/VALUE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.66%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 11.31% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Security selection within the Industrials sector contributed the most to the Portfolio’s performance relative to its benchmark index.
•
From a sector allocation perspective, an overweight allocation to Information Technology was the largest contributor.
•
Parker-Hannifin Corporation, a manufacturer of motion control technologies, Capital One Financial Corporation, and Mitsubishi UFJ Financial Group, Inc., a Japanese financial services holding company, were the largest individual contributors during the year.

What detracted from performance during the year?

•
Security selection within the Information Technology sector detracted from performance relative to the benchmark index.
•
From a sector allocation perspective, an underweight allocation to Communication Services detracted from relative performance.
•
Lennar Corporation, one of the largest homebuilders in the U.S., Adobe Inc., a software company, and Ameriprise Financial, Inc. were the largest individual detractors during the year.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
EQ/Value Equity Portfolio (Class K)	11.31%	8.93%	8.74%
Russell 1000 ® Index	17.37%	13.59%	14.59%
Russell 1000 ® Value Index	15.91%	11.33%	10.53%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,519,841,396
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 8,320,289
Investment Company, Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,519,841,396

Number of Portfolio Holdings	47

Total Investment Advisory Fees Paid	$8,320,289

Portfolio Turnover Rate	12%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Financials	21.6%

Information Technology	14.4%

Materials	12.1%

Industrials	11.4%

Health Care	9.5%

Consumer Discretionary	6.8%

Utilities	6.3%

Communication Services	5.8%

Consumer Staples	4.5%

Energy	3.7%

Real Estate	1.3%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	2.3%

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%
Amgen, Inc.	2.5%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Parker-Hannifin Corp.	5.6%

Microsoft Corp.	4.0%

Capital One Financial Corp.	3.9%

Alphabet, Inc., Class C	3.9%

Corteva, Inc.	3.2%

Martin Marietta Materials, Inc.	2.9%

Sony Group Corp. (ADR)	2.8%

Ameriprise Financial, Inc.	2.7%

US Bancorp	2.5%
Amgen, Inc.	2.5%

EQ/WELLINGTON ENERGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/WELLINGTON ENERGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$126	1.19%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class IB shares returned 12.17% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Integrated oils and utilities were the top performing sectors for the year.
•	The Portfolio’s investment in Shell plc, a British multinational integrated oil company, contributed to performance.
•	The Portfolio’s investment in TotalEnergies SE, a French multinational integrated oil company, also contributed to performance.
What detracted from performance during the year?

•	Metals & minerals was the bottom contributing sector for the year.
•	The Portfolio’s investment in ONEOK, Inc., an American oil and gas midstream operator, detracted from performance.
•	The Portfolio’s investment in EOG Resources, a U.S.-based oil and gas producer, also detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	Since Inception*
EQ/Wellington Energy Portfolio (Class IB)	12.17%	17.90%	-0.37%
MSCI World (Net) Index	21.09%	12.15%	12.97%
MSCI ACWI Energy (Net) Index	13.71%	17.04%	5.71%

*	Date of inception: October 22, 2018

Performance Inception Date	Oct. 22, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 138,889,370
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 991,989
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$138,889,370

Number of Portfolio Holdings	44

Total Investment Advisory Fees Paid	$991,989

Portfolio Turnover Rate	17%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector & Industry Weightings (as a % of Net Assets)

Energy		87.1%

Oil, Gas & Consumable Fuels	82.8%

Energy Equipment & Services	4.3%

Utilities		11.6%

Multi-Utilities	6.5%

Electric Utilities	5.1%

Short-Term Investments		1.8%

Cash and Other Assets Less Liabilities		-0.5%

Top Holdings (as a % of Net Assets)

Shell plc	9.5%

Chevron Corp.	8.5%

Exxon Mobil Corp.	6.8%

Marathon Petroleum Corp.	4.9%

Diamondback Energy, Inc.	4.7%

TotalEnergies SE (Paris Stock Exchange)	4.6%

Coterra Energy, Inc.	4.5%

Williams Cos., Inc. (The)	4.5%

Targa Resources Corp.	3.6%

ONEOK, Inc.	3.0%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

Shell plc	9.5%

Chevron Corp.	8.5%

Exxon Mobil Corp.	6.8%

Marathon Petroleum Corp.	4.9%

Diamondback Energy, Inc.	4.7%

TotalEnergies SE (Paris Stock Exchange)	4.6%

Coterra Energy, Inc.	4.5%

Williams Cos., Inc. (The)	4.5%

Targa Resources Corp.	3.6%

ONEOK, Inc.	3.0%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IA	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IA shares returned 16.32% for the
year
ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IA)	16.32%	11.47%	15.67%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,879,580,777
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 10,000,877
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.2%

Communication Services	8.1%

Consumer Discretionary	7.6%

Health Care	7.2%

Financials	5.8%

Industrials	3.9%

Consumer Staples	0.5%

Real Estate	0.1%

Materials	0.1%

Energy	0.1%

Utilities	0.1%

Exchange Traded Funds	7.3%

Short-Term Investments	19.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$104	0.96%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 16.30% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class IB)	16.30%	11.47%	15.66%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,879,580,777
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 10,000,877
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)
Information Technology	39.2%
Communication Services	8.1%
Consumer Discretionary	7.6%
Health Care	7.2%
Financials	5.8%
Industrials	3.9%
Consumer Staples	0.5%
Real Estate	0.1%
Materials	0.1%
Energy	0.1%
Utilities	0.1%
Exchange Traded Funds	7.3%
Short-Term Investments	19.0%
Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.0%
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Vanguard Growth ETF	3.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.0%
Amazon.com, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)
JPMorgan Prime Money Market Fund, IM Shares	19.0%
NVIDIA Corp.	7.1%
Microsoft Corp.	5.8%
Apple, Inc.	5.1%
Vanguard Growth ETF	3.7%
Alphabet, Inc., Class A	3.3%
Broadcom, Inc.	3.0%
Amazon.com, Inc.	2.9%
Eli Lilly & Co.	2.5%
Meta Platforms, Inc., Class A	2.4%

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$77	0.71%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.71%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 16.60% for the year ended December 31, 2025.

What contributed to performance during the year?

•
The sectors that contributed the most to the Portfolio’s absolute performance were Information Technology and Communication Services.
•
The stocks that contributed the most to absolute performance were NVIDIA Corp., Alphabet Inc., Broadcom Inc., Lumentum Holdings Inc., a manufacturer of optical and photonic products, and AppLovin Corp., a mobile technology company.

What detracted from performance during the year?

•
The sector that detracted the most from absolute performance was Consumer Staples.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Confluent Inc., a data streaming platform provider, Trade Desk, Inc., a technology platform for advertising, GitLab, Inc., a software development platform, and Celsius Holdings, Inc., a distributor of energy drinks.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Aggressive Equity Portfolio (Class K)	16.60%	11.75%	15.95%
Russell 3000 ® Index	17.15%	13.15%	14.29%
Russell 3000 ® Growth Index	18.15%	14.59%	17.59%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 1,879,580,777
Holdings Count | Holding	824
Advisory Fees Paid, Amount	$ 10,000,877
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$1,879,580,777

Number of Portfolio Holdings	824

Total Investment Advisory Fees Paid	$10,000,877

Portfolio Turnover Rate	118%

Holdings [Text Block]

What did
the
Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	39.2%

Communication Services	8.1%

Consumer Discretionary	7.6%

Health Care	7.2%

Financials	5.8%

Industrials	3.9%

Consumer Staples	0.5%

Real Estate	0.1%

Materials	0.1%

Energy	0.1%

Utilities	0.1%

Exchange Traded Funds	7.3%

Short-Term Investments	19.0%

Cash and Other Assets Less Liabilities	1.0%

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	19.0%

NVIDIA Corp.	7.1%

Microsoft Corp.	5.8%

Apple, Inc.	5.1%

Vanguard Growth ETF	3.7%

Alphabet, Inc., Class A	3.3%

Broadcom, Inc.	3.0%

Amazon.com, Inc.	2.9%

Eli Lilly & Co.	2.5%

Meta Platforms, Inc., Class A	2.4%

MULTIMANAGER CORE BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class IB	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares returned 7.11% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a sector allocation perspective, U.S. Treasuries and U.S. Agency mortgage-backed securities contributed to performance.
•
Duration positioning also contributed to performance.

What detracted from performance during the year?

•
Long exposure to Treasury Inflation-Protected Securities (TIPS) detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class IB)	7.11%	-0.27%	1.72%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 802,802,634
Holdings Count | Holding	2,868
Advisory Fees Paid, Amount	$ 3,149,844
Investment Company, Portfolio Turnover	246.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$802,802,634

Number of Portfolio Holdings	2,868

Total Investment Advisory Fees Paid	$3,149,844

Portfolio Turnover Rate	246%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.0%

Corporate Bonds	26.9%

U.S. Treasury Obligations	26.7%

Collateralized Mortgage Obligations	10.7%

Asset-Backed Securities	9.7%

Commercial Mortgage-Backed Securities	6.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	0.7%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-13.0%

MULTIMANAGER CORE BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$70	0.68%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class K shares returned 7.40% for the year ended December 31, 2025.

What contributed to performance during the year?

•
From a sector allocation perspective, U.S. Treasuries and U.S. Agency mortgage-backed securities contributed to performance.
•
Duration positioning also contributed to performance.

What detracted from performance during the year?

•
Long exposure to Treasury Inflation-Protected Securities (TIPS) detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Core Bond Portfolio (Class K)	7.40%	0.00%	1.97%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Net Assets	$ 802,802,634
Holdings Count | Holding	2,868
Advisory Fees Paid, Amount	$ 3,149,844
Investment Company, Portfolio Turnover	246.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$802,802,634

Number of Portfolio Holdings	2,868

Total Investment Advisory Fees Paid	$3,149,844

Portfolio Turnover Rate	246%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	27.0%

Corporate Bonds	26.9%

U.S. Treasury Obligations	26.7%

Collateralized Mortgage Obligations	10.7%

Asset-Backed Securities	9.7%

Commercial Mortgage-Backed Securities	6.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	0.7%

Supranational	0.6%

Municipal Bonds	0.3%

Short-Term Investments	1.8%

Cash and Other Assets Less Liabilities	-13.0%

MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IB	$132	1.17%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?

The Portfolio’s Class IB shares ret
urne
d 25.87% for the year ended December 31, 2025.

What contributed to performance during the year?

•
Semiconductors and Internet Services & Infrastructure (sub-sectors of the Information Technology sector) and Interactive Media & Services (a sub-sector of the Communication Services sector) contributed the most to the Portfolio’s absolute performance.
•
The stocks that contributed the most to absolute performance were Alphabet Inc., Taiwan Semiconductor Manufacturing Co. Ltd., NVIDIA Corp., and Broadcom, Inc.

What detracted from performance during the year?

•
The sub-sectors that detracted the most from absolute performance were Transaction & Payment Processing Services and Application Software.
•
The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Silergy Corp., a company that designs analog power chips, Oracle Corp., a technology company, Worldline SA, a digital payment company, and Arista Networks, Inc., a provider of cloud networking solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class IB)	25.87%	12.46%	19.41%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,109,230,972
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 14,563,151
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,109,230,972

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid	$14,563,151

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	52.9%

Communication Services	9.8%

Consumer Discretionary	3.5%

Financials	1.7%

Industrials	0.8%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.1%

#
Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts pa yab
le pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class IB shares was lowered from 1.18% to 1.17%. The expense limit includes amounts pa yab
le pursuant to Rule 12b-1 under the 1940 Act, but excludes certain other expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com
MULTIMANAGER TECHNOLOGY PORTFOLIO - (CLASS K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com. You can also request this information by contacting us at 1-877-222-2144.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com
Expenses [Text Block]

What were the Portfolio costs for the last year? (Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Class K	$104	0.92%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Portfolio perform last year and what affected its performance?
The Portfolio’s Class K shares returned 26.21% for the year ended December 31, 2025.
What contributed to performance during the year?

•	Semiconductors and Internet Services & Infrastructure (sub-sectors of the Information Technology sector) and Interactive Media & Services (a sub-sector of the Communication Services sector) contributed the most to the Portfolio’s absolute performance.
•	The stocks that contributed the most to absolute performance were Alphabet Inc., Taiwan Semiconductor Manufacturing Co. Ltd., NVIDIA Corp., and Broadcom, Inc.
What detracted from performance during the year?

•	The sub-sectors that detracted the most from absolute performance were Transaction & Payment Processing Services and Application Software.
•	The stocks that detracted the most from performance were ServiceNow, Inc., a cloud computing platform, Silergy Corp., a company that designs analog power chips, Oracle Corp., a technology company, Worldline SA, a digital payment company, and Arista Networks, Inc., a provider of cloud networking solutions.

Performance Past Does Not Indicate Future [Text]	The Portfolio’s past performance is not a good predictor of the Portfolio’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Average Annual Total Returns as of 12/31/25	1 Year	5 Years	10 Years
Multimanager Technology Portfolio (Class K)	26.21%	12.74%	19.71%
Russell 1000 ® Index	17.37%	13.59%	14.59%
S&P North American Technology Sector Index	27.82%	18.02%	22.54%

No Deduction of Taxes [Text Block]	Performance results do not reflect any Contract-related fees and expenses, which would reduce performance results.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.
Net Assets	$ 2,109,230,972
Holdings Count | Holding	366
Advisory Fees Paid, Amount	$ 14,563,151
Investment Company, Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]

Portfolio Statistics (as of December 31, 2025)

Net Assets	$2,109,230,972

Number of Portfolio Holdings	366

Total Investment Advisory Fees Paid	$14,563,151

Portfolio Turnover Rate	40%

Holdings [Text Block]

What did the Portfolio invest in?
(as of December 31, 2025)

Sector Weightings (as a % of Net Assets)

Information Technology	52.9%

Communication Services	9.8%

Consumer Discretionary	3.5%

Financials	1.7%

Industrials	0.8%

Real Estate	0.4%

Energy	0.3%

Consumer Staples	0.0%	#

Exchange Traded Funds	30.2%

Short-Term Investments	0.3%

Cash and Other Assets Less Liabilities	0.1%
# Less than 0.05%

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Largest Holdings [Text Block]

Top Holdings (as a % of Net Assets)

iShares Expanded Tech Sector ETF	10.4%

Vanguard Information Technology ETF	10.0%

State Street Technology Select Sector SPDR ETF	9.9%

Alphabet, Inc., Class A	5.0%

Microsoft Corp.	5.0%

NVIDIA Corp.	4.8%

Apple, Inc.	4.7%

Broadcom, Inc.	3.8%

Taiwan Semiconductor Manufacturing Co. Ltd.	2.7%

Meta Platforms, Inc., Class A	2.2%

Material Fund Change [Text Block]

Material Changes to the Portfolio
The following is a summary of certain changes to the Portfolio since January 1, 2025.
Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
This change is intended to reduce the Portfolio’s expenses. For more complete information, please see the Portfolio’s current prospectus, which is available at https://equitable-funds.com or upon request by calling 1-877-222-2144.

Material Fund Change Expenses [Text Block]	Effective May 1, 2025, the contractual limit on the annual operating expenses of the Portfolio’s Class K shares was lowered from 0.93% to 0.92%. The expense limit excludes certain expenses, such as taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses.
Summary of Change Legend [Text Block]	The following is a summary of certain changes to the Portfolio since January 1, 2025.
Updated Prospectus Phone Number	1-877-222-2144
Updated Prospectus Web Address	https://equitable-funds.com

[1]	Excludes fees and expenses of the underlying funds in which the Portfolio invests.